                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-08358
                                    --------------------------------------------

                          J.P. Morgan Mutual Fund Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              522 Fifth Avenue,  New York,               NY 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   -----------------------------
Date of fiscal year end:   August 31, 2004
                        --------------------------------------------------------
Date of reporting period:  November 30, 2004
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                 JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND

                 SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                                   (UNAUDITED)

          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C)JPMorgan Chase & Co., 2004.

JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)

 PRINCIPAL
  AMOUNT       ISSUER                                                                                           VALUE
-------------------------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS - 99.8%
-------------------------------------------------------------------------------------------------------------------------
               STATE AND MUNICIPAL OBLIGATIONS -- 99.8%
               CALIFORNIA -- 91.0%
       1,500   ABAG Finance Authority for Nonprofit Corporations,                                      $            1,500
               Point Loma Nazarene University, Rev., FRDO,
               1.76%, 12/06/04
       2,000   ABN AMRO Munitops Certificate Trust, Ser. 2002-9,                                                    2,000
               GO, FRDO, MBIA, 1.91%, 01/01/05
       1,500   ABN AMRO Munitops Certificate Trust, Ser. 2003-1,                                                    1,500
               GO, FRDO, AMBAC, 1.69%, 12/03/04
       1,000   Alameda County IDA, Scientific Technology Project,                                                   1,000
               Ser. A, Rev., FRDO, 1.73%, 12/07/04
       2,700   Albany Unified School District, GO, 3.00%,                                                           2,721
               06/30/05
       1,000   Alvord Unified School District, Food Services Bridge                                                 1,000
               Funding Program, COP, FRDO, FSA, 1.62%,
               12/06/04
         800   Anaheim Union High School District, School                                                             800
               Facilities Bridge Funding Project, COP, FRDO, FSA,
               1.62%, 12/03/04
       2,300   Anaheim, California, 1993 Projects, COP, FRDO,                                                       2,300
               AMBAC, 1.62%, 12/01/04
       7,135   Auburn Union School District, COP, FRDO, FSA,                                                        7,135
               1.67%, 12/06/04
       2,200   Azusa Unified School District, School Facility Bridge                                                2,200
               Funding Program, COP, FRDO, FSA, 1.62%,
               12/03/04
       1,050   California Communities Housing Finance Agency,                                                       1,050
               Subordinated, Ser. B, Rev., FRDO, 1.78%, 12/01/04
          95   California Economic Development Financing                                                               95
               Authority, IDR, Standard Abrasives Manufacturing
               Project, Rev., FRDO, 1.70%, 12/01/04
         150   California Educational Facilities Authority, Stanford                                                  150
               University, FLOATS, Ser. PA-542, Rev., FRDO,
               1.69%, 12/01/04
         400   California Educational Facilities Authority, Stanford                                                  400
               University, Ser. L-4, Rev., 1.58%, 12/03/04
         400   California Educational Facilities Authority,                                                           400
               University of San Francisco, Rev., FRDO, 1.67%,
               12/02/04
         100   California Health Facilities Financing Authority, Ser.                                                 100
               B, Rev., FRDO, AMBAC, 1.63%, 12/01/04
         100   California Housing Finance Agency, Home                                                                100
               Mortgage, Ser. J, Rev., FRDO, MBIA, 1.70%,
               12/01/04
         585   California Housing Finance Agency, Home                                                                585
               Mortgage, Ser. M, Rev., FRDO, 1.66%, 12/01/04
         100   California Housing Finance Agency, Home                                                                100
               Mortgage, Ser. M, Rev., FRDO, 1.70%, 12/01/04
         900   California Housing Finance Agency, Ser. D, Rev.,                                                       900
               FRDO, FSA, 1.70%, 12/03/04
       1,000   California Infrastructure & Economic Development                                                     1,000
               Bank, IDR, Adams Rite Manufacturing Co. Project,
               Ser. A, Rev., FRDO, 1.70%, 12/06/04
       1,400   California PCFA, PCR, ExxonMobil Project, Rev.,                                                      1,400
               FRDO, 1.47%, 12/01/04

       1,000   California PCFA, PCR, Sierra Pacific Industries                                                      1,000
               Project, Rev., FRDO, 1.68%, 12/01/04
       2,210   California PCFA, PCR, U.S. Borax, Inc. Project,                                                      2,210
               Ser. A, Rev., FRDO, 1.66%, 12/03/04
         495   California School Facilities Financing Corp., Capital                                                  495
               Improvement Financing Project, COP, Ser. B, FRDO,
               1.64%, 12/01/04
       1,000   California State Department of Water Resources,                                                      1,000
               Power Supply, EAGLE, Ser. 2002-6017, Class A,
               Rev., FRDO, AMBAC, 1.70%, 12/02/04
         900   California State Department of Water Resources,                                                        900
               Power Supply, Ser. B-2, Rev., FRDO, 1.74%,
               12/01/04
         200   California State Department of Water Resources,                                                        200
               Power Supply, Ser. B-3, Rev., FRDO, 1.66%,
               12/01/04
         150   California State Department of Water Resources,                                                        150
               Power Supply, Ser. C-12, Rev., FRDO, 1.62%,
               12/02/04
         700   California State Department of Water Resources,                                                        700
               Power Supply, Ser. C-13, Rev., FRDO, FSA, 1.64%,
               12/02/04
         200   California State Economic Recovery, Ser. C-7,                                                          200
               Rev., FRDO, 1.63%, 12/01/04
         615   California State Municipal Securities Trust                                                            615
               Certificates, Ser. 1998-47, Class A, Rev., FRDO,
               AMBAC, #, 1.69%, 12/01/04
         500   California State University Channel Islands                                                            500
               Financing Authority, Rental Housing, Rev., FRDO,
               1.60%, 02/02/05
       2,000   California State, Economic Recovery, FLOATS,                                                         2,000
               Ser. 927, GO, FRDO, MBIA, 1.70%, 01/01/05
         550   California State, Economic Recovery, Ser. C-2,                                                         550
               Rev., FRDO, 1.62%, 12/01/04
         100   California State, Economic Recovery, Ser. C-8,                                                         100
               Rev., FRDO, 1.66%, 12/01/04
       2,100   California State, Floating Rate, Ser. C-2, GO,                                                       2,100
               FRDO, 1.63%, 12/02/04
       1,675   California State, Kindergarten, Ser. B-1, GO, FRDO,                                                  1,675
               1.66%, 12/01/04
         300   California State, Municipal Securities Trust Receipts,                                                 300
               Ser. SGA-40, GO, FRDO, FGIC, 1.69%, 12/01/04
         300   California State, Municipal Securities Trust Receipts,                                                 300
               Ser. SGA-55, GO, FRDO, FGIC, 1.69%, 12/07/04
       5,700   California State, Ser. A, Rev., RAN, 3.00%,                                                          5,741
               06/30/05
       3,000   California State, Ser. B, Rev., RAN, 4.50%,                                                          3,046
               06/30/05
       3,120   California State, Ser. C-26, GO, FRDO, FSA,                                                          3,120
               1.70%, 05/01/05
       3,420   California Statewide Communities Development                                                         3,420
               Authority,  Multi-Family Housing, Breezewood
               Apartments, Ser. F-1, Rev. FRDO, 1.68%, 12/02/04
       2,000   California Statewide Communities Development                                                         2,000
               Authority, Cathedral High School Project, Rev.,
               FRDO, 1.71%, 12/06/04
         300   California Statewide Communities Development                                                           300
               Authority, COP, FLOATS, Ser. 909, FRDO, MBIA,
               1.69%, 12/02/04
         700   California Statewide Communities Development                                                           700
               Authority, Kaiser Permanente, Ser. A, Rev., FRDO,
               1.68%, 12/01/04
       3,000   California Statewide Communities Development                                                         3,000
               Authority, Kaiser Permanente, Ser. A, Rev., FRDO,
               1.25%, 01/03/05
       1,700   California Statewide Communities Development                                                         1,700
               Authority, Kaiser Permanente, Ser. B, Rev., FRDO,

               1.68%, 12/06/04
       1,000   California Statewide Communities Development                                                         1,000
               Authority, Kaiser Permanente, Ser. B, Rev., FRDO,
               1.75%, 01/01/05
       4,000   California Statewide Communities Development                                                         4,042
               Authority, Kaiser Permanente, Ser. C, Adj., Rev.,
               3.70%, 05/01/05
       1,000   California Statewide Communities Development                                                         1,000
               Authority, Multi-Family Housing, Canyon Springs
               Apartments, Ser. KK, Rev., FRDO, 1.62%, 12/01/04
       2,200   Charter Mac Floater Certificate Trust I, Ser. CAL-1,                                                 2,200
               MBIA, 1.74%, 12/06/04
       1,800   Charter Mac Floater Certificate Trust I, Ser. CAL-2,                                                 1,800
               Rev., FRDO, MBIA, 1.74%, 12/06/04
         800   Colton Redevelopment Agency, Multi-Family                                                              800
               Housing, 1985 Issue A, Rev., FRDO, 1.68%,
               12/07/04
       4,600   East Bay Municipal Utility District, Water Systems,                                                  4,600
               Sub Ser. A, Rev., FRDO, FSA, 1.62%, 12/01/04
          25   East Bay Municipal Utility District, Water Systems,                                                     25
               Sub Ser. B, Rev., FRDO, FSA, 1.62%, 12/01/04
       1,600   Elsinore Valley Municipal Water District, COP, Ser.                                                  1,600
               A, FRDO, FGIC, 1.63%, 12/02/04
         600   Fremont, California, Multi-Family Housing,                                                             600
               Creekside Village Apartments, Ser. D, Rev., FRDO,
               1.62%, 12/07/04
       4,500   Garden Grove, California, Multi-Family Housing,                                                      4,500
               Malabar Apartments, Ser. A, Rev., FRDO, 1.62%,
               12/02/04
       2,592   Glendale, California, Hospital, FLOATS, Ser. 590,                                                    2,592
               Rev., FRDO, MBIA, 1.72%, 01/18/05
       3,000   Grant Joint Union High School District, Bridge                                                       3,000
               Funding Program, COP, FRDO, FSA, 1.62%,
               12/06/04
       2,000   Hayward, California, Multi-Family Housing,                                                           2,000
               Shorewoood, Ser. A, Rev., FRDO, 1.69%, 12/06/04
         100   Irvine Ranch Water District, Consolidated Bonds,                                                       100
               Rev., FRDO, 1.64%, 12/01/04
         700   Irvine Unified School District, Community Facilities                                                   700
               District No. 01-1, Special Tax, FRDO, 1.63%,
               12/01/04
          37   Irvine, California, Improvement Bond Act of 1915,                                                       37
               Assessment District No. 00-18, Ser. A, Special
               Assessment, FRDO, 1.63%, 12/01/04
         200   Irvine, California, Improvement Bond Act of 1915,                                                      200
               Assessment District No. 03-19, Ser. A, Special
               Assessment, FRDO, 1.63%, 12/01/04
         500   Irvine, California, Improvement Bond Act of 1915,                                                      500
               Assessment District No. 87-8, Special Assessment,
               FRDO, 1.64%, 12/01/04
         800   Kern County, Kern Public Facilities Project, Ser. A,                                                   800
               COP, FRDO, 1.63%, 12/01/04
       2,400   Las Virgenes Unified School District, COP, FRDO,                                                     2,400
               FSA, 1.62%, 12/06/04
         200   Lodi, California, Electric Systems, COP, Ser. A,                                                       200
               FRDO, MBIA, 1.62%, 12/01/04
         700   Los Angeles Community Redevelopment Agency,                                                            700
               Multi-Family Housing, Security Building Project, Ser.
               A, Rev., FRDO, 1.67%, 12/06/04
         300   Los Angeles County Housing Authority, Multi-Family                                                     300
               Housing, Malibu Meadows II, Ser. C, Rev., FRDO,
               1.65%, 12/03/04
       2,100   Los Angeles County Housing Authority, Multi-Family                                                   2,100
               Housing, Sand Canyon, Ser. F, Rev., FRDO,
               1.66%, 12/06/04
         100   Los Angeles County Metropolitan Transportation                                                         100
               Authority, Proposition C, Second Ser., Ser. A, Rev.,

               FRDO, MBIA, 1.62%, 12/01/04
         900   Los Angeles County, Pension Obligation, Ser. C,                                                        900
               Rev., FRDO, AMBAC, 1.62%, 12/06/04
       2,000   Los Angeles Department of Water & Power,                                                             2,000
               Waterworks, Sub Ser. B-2, Rev., FRDO, 1.42%,
               12/02/04
         200   Los Angeles Department of Water & Power,                                                               200
               Waterworks, Sub Ser. B-2, Rev., FRDO, 1.63%,
               12/01/04
       3,000   Los Angeles Unified School District, FLOATS, Ser.                                                    3,000
               PA-1115, GO, FRDO, FSA, 1.69%, 12/02/04
       1,000   Los Angeles, California, 1.85%, 04/07/05                                                             1,000
       1,000   Metropolitan Water District of Southern California,                                                  1,000
               Waterworks, Ser. B-1, Rev., FRDO, 1.63%,
               12/01/04
       1,000   Metropolitan Water District of Southern California,                                                  1,000
               Waterworks, Ser. B-2, Rev., FRDO, 1.60%,
               12/01/04
         200   Metropolitan Water District of Southern California,                                                    200
               Waterworks, Ser. C-1, Rev., FRDO, 1.62%,
               12/02/04
       1,000   Monrovia Unified School District, Municipal                                                          1,000
               Securities Trust Receipts, Ser. SGA-70, GO, FRDO,
               MBIA, 1.69%, 12/01/04
       2,000   Municipal Securities Trust Certificates, Ser. 2000-96,                                               2,000
               Class A, GO, FRDO, AMBAC, #, 1.69%, 12/06/04
       3,000   Oceanside, California, Multi-Family Housing,                                                         3,000
               Lakeridge Apartments Project, Rev., FRDO, 1.65%,
               12/01/04
         300   Ontario Redevelopment Agency, Multi-Family                                                             300
               Housing, Seasons at Gateway, Sub Ser. B, Rev.,
               FRDO, 1.71%, 12/02/04
         100   Orange County Sanitation District, COP, Ser. A,                                                        100
               FRDO, 1.64%, 12/01/04
       2,300   Orange County Sanitation District, COP, Ser. B,                                                      2,300
               FRDO, 1.64%, 12/01/04
       3,000   Orange County, Apartment Development, Bluffs                                                         3,000
               Apartments, Ser C, Rev., FRDO, 1.65%, 12/07/04
       1,500   Orange County, Apartment Development,                                                                1,500
               Riverbend Apartments, Ser. B, Rev., FRDO, 1.65%,
               12/07/04
         949   Orange County, Apartment Development Corp.,                                                            949
               Multi-Family Housing, Niguel Summit 2, Ser. B, Rev.,
               FRDO, 1.57%, 12/07/04
       1,000   Orange County, Apartment Development Corp.,                                                          1,000
               Multi-Family Housing, Pointe Niguel Project, Ser. C,
               Rev., FRDO, 1.60%, 12/07/04
         600   Orange County, Apartment Development, Harbor                                                           600
               Pointe, Issue D, Rev., FRDO, 1.65%, 12/06/04
       1,920   Pasadena, California, Rose Bowl Improvements                                                         1,920
               Project, COP, FRDO, 1.67%, 12/06/04
       1,500   Perris Union High School District, School Financing                                                  1,500
               Project, COP, FRDO, FSA, 1.62%, 12/03/04
       1,000   Pleasant Hill Redevelopment Agency, Multi-Family                                                     1,000
               Housing, Chateau III, Ser. A, Rev., FRDO, 1.70%,
               12/01/04
       2,400   Port of Oakland, Trust Receipts, Ser. 5, Class F,                                                    2,400
               Rev., FRDO, FGIC, 1.68%, 12/01/04
         900   Rancho Water District Financing Authority, Ser. A,                                                     900
               Rev., FRDO, FGIC, 1.60%, 12/01/04
       2,100   Sacramento County Housing Authority, Multi-Family                                                    2,100
               Housing, Ashford, Ser. D, Rev., FRDO, 1.65%,
               12/01/04
       1,000   San Diego County & School District, Ser. A, GO,                                                      1,011
               TRAN, 3.25%, 07/25/05
       1,700   San Diego Housing Authority, Multi-Family Housing,                                                   1,700
               Paseo, Ser. A, Rev., FRDO, 1.60%, 12/06/04

       1,000   San Diego, California, 1.30%, 12/09/04                                                               1,000
       2,000   San Diego, California, 1.85%, 02/10/05                                                               2,000
         370   San Francisco City & County Airports Commission,                                                       370
               International Airport, Municipal Securities Trust
               Receipts, Ser. SG-110, Rev., FRDO, FGIC, 1.73%,
               12/01/04
       1,000   San Francisco City & County Airports Commission,                                                     1,000
               International Airport, Municipal Securities Trust
               Receipts, Ser. SGA-50, Rev., FRDO, MBIA, 1.73%,
               12/01/04
         300   San Jacinto Unified School District, School Facilities                                                 300
               Bridge Funding Program, COP, FRDO, FSA, 1.62%,
               12/02/04
         990   San Jose, California, Airport, Ser. II-R-2004, Rev.,                                                   990
               FRDO, FSA, 1.70%, 12/02/04
         700   San Jose, California, Multi-Family Housing, Villa                                                      700
               Monterey Apartments, Ser. F, Rev., FRDO, 1.70%,
               12/06/04
         500   Santa Ana Housing Authority, Multi-Family Housing,                                                     500
               Vintage Apartments, Ser. A, Rev., FRDO, 1.70%,
               12/03/04
         453   Santa Ana Unified School District, COP, FRDO,                                                          453
               1.65%, 12/01/04
       1,000   Santa Cruz County Board of Education, GO, TRAN,                                                      1,005
               2.50%, 06/30/05
       1,000   Santa Cruz County, Ser. A, GO, TRAN, 3.00%,                                                          1,008
               07/06/05
       3,300   Santa Margarita-Dana Point Authority, FLOATS, Ser.                                                   3,300
               PT-2348, Rev., FRDO, AMBAC, 1.69%, 02/01/05
       1,990   Southern California Home Financing Authority,                                                        1,990
               Single Family Housing, Ser. A, Rev., FRDO, 1.70%,
               02/02/05
       1,000   Southern California Home Financing Authority,                                                        1,000
               Single Family Mortgage, Ser. B, Rev., FRDO, 1.45%,
               02/01/05
       2,200   Southern California Public Power Authority, Southern                                                 2,200
               Transmission Project, Rev., FRDO, AMBAC, 1.62%,
               12/06/04
         600   Three Valleys Municipal Water District, Miramar                                                        600
               Water Treatment, COP, FRDO, 1.67%, 12/01/04
         425   Upland Community Redevelopment Agency,                                                                 425
               Multi-Family Housing, Northwoods Project, Ser.
               168-A, Rev., FRDO, 1.63%, 12/01/04
                                                                                                       ------------------
                                                                                                                  160,775
               PUERTO RICO -- 8.8%
       2,000   Municipal Securities Trust Certificates, Ser. 7005,                                                  2,000
               Class A, Special Obligation, FRDO, (p), 1.67%,
               12/01/04
       1,000   Puerto Rico Commonwealth, 1.45%, 01/12/05                                                            1,000
       2,100   Puerto Rico Commonwealth, Floating Rate Trust                                                        2,100
               Receipts, Ser. M-4J, GO, FRDO, FSA, 1.70%,
               12/02/04
       1,235   Puerto Rico Commonwealth, FLOATS, Ser. PT-1226,                                                      1,235
               1.67%, 12/01/04
       5,500   Puerto Rico Commonwealth, TRAN, 3.00%, 07/29/05                                                      5,543
       1,700   Puerto Rico Electric Power Authority, Municipal                                                      1,700
               Securities Trust Receipts, Ser. SGA-43, Rev., FRDO,
               MBIA, 1.67%, 12/03/04
         448   Puerto Rico Highway & Transportation Authority,                                                        448
               FLOATS, Ser. 815-D, Rev., FRDO, MBIA, 1.69%,
               12/07/04
         170   Puerto Rico Highway & Transportation Authority,                                                        170
               Trust Receipts, Ser. B, Class F, Rev., FRDO, MBIA,
               1.65%, 12/02/04
       1,300   TICS/TOCS Trust, Commonwealth of Puerto Rico,                                                        1,300
               Ser. 2001-2, GO, FRDO, FSA, 1.70%, 12/07/04

                                                                                                       ------------------
                                                                                                                   15,496
               ----------------------------------------------------------------------------------------------------------
               Total State and Municipal Obligations                                                              176,271
               (Cost $176,271)
               ----------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENTS -- 99.8%                                                              $          176,271
               (COST $176,271)
               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%                                                          310
-------------------------------------------------------------------------------------------------------------------------
               NET ASSETS -- 100.0%                                                                    $          176,581
-------------------------------------------------------------------------------------------------------------------------
               Percentages indicated are based on net assets of $176,581.

ABBREVIATIONS:

#           - All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
(p)         - Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
Adj.        - Adjustable. Maturity date shown is actual maturity date. The interest rate shown is the rate in effect at November 30, 2004.
AMBAC         American Municipal Bond Assurance Corp.
COP         - Certificates of Participation.
FGIC        - Financial Guaranty Insurance Co.
FLOATS      - Floating Auction Tax Exempts.
FRDO        - Floating Rate Demand Obligation.  The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at November 30, 2004.
FSA         - Financial Security Assurance.
GO          - General Obligation Bond.
IDA         - Industrial Development Authority.
IDR         - Industrial Development Revenue.
MBIA        - Municipal Bond Investors Assurance Corporation.
PCFA        - Pollution Control Financing Authority.
PCR         - Pollution Control Revenue.
RAN         - Revenue Anticipation Note.
Rev.        - Revenue Bond.
Ser.        - Series.
TRAN        - Tax & Revenue Anticipation Note.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT

          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C)JPMorgan Chase & Co., 2004.

                  JPMORGAN FEDERAL MONEY MARKET FUND


            SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                              (UNAUDITED)


          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C) JPMorgan Chase & Co., 2004.

JPMORGAN FEDERAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)

 PRINCIPAL
  AMOUNT       ISSUER                                                                                           VALUE
-------------------------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS - 102.5%
-------------------------------------------------------------------------------------------------------------------------
               U.S. TREASURY SECURITY-- 0.7%
$     20,000   U.S. Treasury Notes & Bonds, 1.63%, 04/30/05                                            $           20,000

               (Cost $20,000)

               U.S. GOVERNMENT AGENCY SECURITIES -- 64.6%
               Federal Farm Credit Bank,
      25,000     1.15%, 12/13/04, DN                                                                               24,990
     150,000     1.85%, 07/01/05, FRN                                                                             150,000
     150,000     2.00%, 09/30/05, FRN                                                                             149,975
     150,000     1.99%, 10/14/05, FRN                                                                             149,948
      75,000     2.04%, 04/26/06, FRN                                                                              74,999
     100,000     2.03%, 05/22/06, FRN                                                                              99,985
      70,000     2.13%, 06/28/06, FRN                                                                              69,988
               Federal Home Loan Bank,
     262,203     1.96%, 12/01/04, DN                                                                              262,203
     150,000     1.95%, 12/02/04, DN                                                                              149,992
      24,254     1.83%, 12/15/04, DN                                                                               24,237
     330,000     1.96%, 12/17/04, DN                                                                              329,713
      33,150     2.04%, 01/05/05, DN                                                                               33,084
      33,365     1.84%, 02/02/05, DN                                                                               33,258
     150,000     1.84%, 02/04/05, DN                                                                              149,502
      11,675     1.89%, 02/11/05, DN                                                                               11,631
     100,000     2.20%, 02/16/05, DN                                                                               99,529
     136,122     1.89%, 02/25/05, DN                                                                              135,506
      20,000     1.90%, 03/18/05, DN                                                                               19,887
     125,000     1.30%, 04/06/05, FRN                                                                             125,000
     190,000     2.05%, 04/07/05, Ser. 435, FRN                                                                   190,018
      32,000     2.28%, 06/15/05                                                                                   31,984
     125,000     2.26%, 08/26/05, FRN                                                                             124,959
     270,000     1.73%, 09/08/05, FRN                                                                             269,885
     200,000     1.75%, 09/12/05, FRN                                                                             199,922
      75,000     1.00%, 06/02/06, FRN                                                                              74,927
               Tennessee Valley Authority,
      51,000     1.88%, 12/09/04, DN                                                                               50,979
      75,000     1.98%, 12/27/04, DN                                                                               74,893

               ----------------------------------------------------------------------------------------------------------
               Total U.S. Government Agency Securities                                                          3,110,994
               (Cost $3,110,994)
-------------------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 102.5%                                                             $        3,130,994
               (COST $3,130,994)*
               LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.5)%                                                    (75,389)
-------------------------------------------------------------------------------------------------------------------------
               NET ASSETS -- 100.0%                                                                             3,055,605
-------------------------------------------------------------------------------------------------------------------------
               Percentages indicated are based on net assets of $3,055,605.

   ABBREVIATIONS:

   *        - The cost of securities is substantially the same for federal income tax purposes.

   DN       - Discount Note: The rate shown is the effective yield at the date of purchase.

   FRN      - Floating Rate Note. The maturity date shown is the actual maturity date. The rate shown is the rate in effect at November 30, 2004.

   Ser.     - Series.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT.

          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C) JPMorgan Chase & Co., 2004.

               JPMORGAN LIQUID ASSETS MONEY MARKET FUND

            SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                              (UNAUDITED)


          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C) JPMorgan Chase & Co., 2004.

JPMORGAN LIQUID ASSETS MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)       ISSUER                                                                                            VALUE
-------------------------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS - 100.0%
-------------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY SECURITIES -- 10.0%
$     60,000   Federal Home Loan Bank, 1.30%, 04/06/05, FRN                                            $           60,000
      55,000   Federal Home Loan Mortgage Corp., 1.50%,                                                            55,000
               02/14/05, Ser. 1, MTN, FRN
               Federal National Mortgage Association,
      75,000     7.13%, 02/15/05                                                                                   75,771
      25,000     1.88%, 10/03/05, FRN                                                                              24,986
      75,000     2.08%, 12/29/05, FRN                                                                              74,952
               ----------------------------------------------------------------------------------------------------------
               Total U.S. Government Agency Securities                                                            290,709
               (Cost $290,709)
               ----------------------------------------------------------------------------------------------------------

               SUPRANATIONAL NOTES & BONDS -- 1.7%
      50,000   Corp. Andina de Fomento, 2.44%, 02/13/09, MTN, FRN                                                  50,000
               (Cost $50,000)

               CORPORATE NOTES & BONDS -- 23.5%
               BANKING -- 2.6%
      75,000   Natexis Banques Populaires (France), 1.89%,                                                         75,032
               09/08/05, Ser. E, MTN, FRN
               DIVERSIFIED -- 0.2%
       6,000   General Electric Capital Corp., 2.17%, 12/09/04,                                                     6,000
               FRN
               FINANCIAL SERVICES -- 20.7%
      30,000   Beta Finance, Inc., 1.80%, 06/13/05, Ser. 1, MTN,                                                   29,997
               FRN, #
      30,000   CC USA, Inc., 2.06%, 05/10/05, MTN, FRN, #                                                          29,997
      25,000   Citigroup Global Markets Holdings, Inc., 1.88%,                                                     25,014
               06/06/05
      75,000   Dorada Finance, Inc., 2.05%, 05/17/05, MTN, FRN,                                                    74,993
               #
      82,000   Five Finance, Inc., 2.05%, 11/10/05, MTN, FRN, #                                                    81,993
      30,000   HBOS Treasury Services PLC (United Kingdom),                                                        30,000
               1.98%, 12/01/04, MTN, FRN, #
      25,000   K2 (USA) LLC, 1.86%, 12/15/05, MTN, FRN, #                                                          24,994
      75,000   Links Finance LLC, 2.06%, 06/10/05, Ser. 1, MTN,                                                    74,992
               FRN, #
               Merrill Lynch & Co., Inc.,
      24,000   2.08%, 03/23/05, MTN, FRN                                                                           24,013
      40,000   2.04%, 12/06/04, MTN, FRN                                                                           40,000
      67,000   Money Market Trust, 2.18%, 08/09/05, Ser. A-2,                                                      67,000
               FRN, #
      15,000   Restructured Asset Securities with Enhanced                                                         15,000
               Returns (RACERS), 2.16%, 05/13/05, Ser.
               2004-1-MM, # (i)

               Tango Finance Corp.,
      64,000     2.14%, 10/28/05, MTN, FRN, #                                                                      63,996
      20,000     2.06%, 11/15/05, MTN, FRN, #                                                                      19,999
                                                                                                       ------------------
                                                                                                                  601,988
               ----------------------------------------------------------------------------------------------------------
               Total Corporate Notes & Bonds                                                                      683,020
               (Cost $683,020)
               ----------------------------------------------------------------------------------------------------------

               ASSET BACKED SECURITIES -- 3.6%
      30,000   Davis Square Funding LTD (Cayman Islands),                                                          30,000
               2.09%, 12/06/04, Ser. 2004-2A, Class AMMB, FRN,
               # (i)
      60,000   Wachovia Asset Securitization, Inc., 2.13%,                                                         60,000
               12/27/04, Ser. 2004-HM1A, Class A, FRN, # (i)
      15,000   Whitehawk Funding, LTD. (Cayman Islands), 1.81%,                                                    15,000
               06/15/05, Ser. 2004-1A, Class AMMB, FRN, # (i)
               ----------------------------------------------------------------------------------------------------------
               Total Asset Backed Securities                                                                      105,000
               (Cost $105,000)
               ----------------------------------------------------------------------------------------------------------

               COMMERCIAL PAPER -- 33.2%
               ASSET BACKED SECURITIES -- 22.2%
               Ajax Bambino Funding,
      85,000     1.97%, 12/01/04 +                                                                                 84,999
      30,000     2.24%, 02/08/05 +                                                                                 29,871
      50,000   Aquinas Funding LLC, 2.43%, 05/05/05                                                                49,477
               ASAP Funding LTD,
      75,000     2.24%, 02/02/05                                                                                   74,706
      40,000     2.30%, 02/10/05                                                                                   39,819
      25,000   Atlantis One Funding Corp., 1.95%, 12/20/04                                                         24,974
      50,000   Dorada Finance, Inc., 2.33%, 02/25/05                                                               49,722
      35,000   Edison Asset Securitization LLC, 1.95%, 12/22/04                                                    34,960
      25,000   Grampian Funding LLC, 2.32%, 02/28/05                                                               24,857
      30,000   Hatteras Funding Corp., 1.98%, 12/28/04                                                             29,955
               Lexington Parker Capital Corp.,
      20,000     2.07%, 01/18/05                                                                                   19,945
      40,000     2.06%, 01/25/05                                                                                   39,874
      35,000     2.05%, 04/14/05                                                                                   34,997
      30,000   Paradigm Funding LLC, 2.27%, 02/18/05                                                               29,851
      25,000   Silver Tower U.S. Funding LLC, 2.43%, 05/13/05                                                      24,725
      50,000   Tulip Funding Corp., 2.10%, 12/13/04                                                                49,965
                                                                                                       ------------------
                                                                                                                  642,697
               BANKING -- 5.0%
     100,000   Bradford & Bingley PLC (United Kingdom), 2.03%,                                                    100,000
               01/07/05, Floating Rate
      25,000   Citibank Credit Card Issuance Trust, 2.03%,                                                         24,990
               12/08/04
       5,000   Macquarie Bank (Australia), 1.91%, 12/15/04                                                          4,996
      14,668   St. George Bank LTD (Australia), 1.90%, 12/06/04                                                    14,664
                                                                                                       ------------------
                                                                                                                  144,650
               CONSUMER PRODUCTS -- 0.5%
      14,000   The Clorox Co., 2.14%, 12/07/04                                                                     13,995
               FINANCIAL SERVICES -- 4.3%
      45,000   Beta Finance, Inc., 2.06%, 01/28/05                                                                 44,851
      50,000   Discover Card Master Trust, 1.91%, 12/13/04                                                         49,968

      30,000   Goldman Sachs Group, Inc., 1.99%, 02/24/05                                                          30,000
                                                                                                       ------------------
                                                                                                                  124,819
               TRANSPORTATION -- 1.2%
      35,000   Network Rail LTD (United Kingdom), 1.90%,                                                           34,874
               02/07/05

               ----------------------------------------------------------------------------------------------------------
               Total Commercial Paper                                                                             961,035
               (Cost $961,035)
               ----------------------------------------------------------------------------------------------------------

               CERTIFICATES OF DEPOSIT -- 14.5%
      25,000   Alliance & Leicester PLC (United Kingdom)                                                           25,000
               (Yankee), 2.46%, 05/18/05
      25,000   Barclays Bank PLC/New York (Yankee), 2.05%,                                                         25,000
               12/01/04
      10,000   Canadian Imperial Bank of Commerce/New York                                                         10,000
               (Yankee), 1.58%, 12/08/04, Floating Rate
      25,000   Credit Suisse First Boston (Yankee), 1.60%,                                                         25,000
               12/13/04
      30,000   Norddeutsche Landesbank Girozentrale (Germany)                                                      30,000
               (Yankee), 1.74%, 05/04/05
     100,000   Nordea Bank Finland PLC (Finland) (Yankee),                                                         99,987
               2.30%, 06/14/05
      50,000   Royal Bank Scotland (United Kingdom), 1.80%,                                                        49,996
               06/01/05
               Societe Generale (France) (Yankee),
      50,000   1.92%, 12/20/04                                                                                     50,000
      30,000   2.49%, 07/15/05                                                                                     29,995
      75,000   UniCredito Italiano SPA (Italy) (Yankee), 2.00%,                                                    75,000
               01/10/05

               ----------------------------------------------------------------------------------------------------------
               Total Certificates of Deposit                                                                      419,978
               (Cost $419,978)
               ----------------------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENT -- 13.4%
     389,697   Greenwich Capital Markets, Inc. 2.08%, dated                                                       389,697
               11/30/04, due 12/01/04, proceeds 389,720,
               collateralized by U.S. Government Agency
               Securities
               (Cost $389,697)

               ----------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 99.9%                                                                       2,899,439
               (COST $ 2,899,439) *
               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                                                        2,719
               ----------------------------------------------------------------------------------------------------------
               NET ASSETS -- 100.0%                                                                    $        2,902,158
               ----------------------------------------------------------------------------------------------------------
               Percentages indicated are based on net assets of $2,902,158.

ABBREVIATIONS:

*           - The cost of securities is substantially the same for frederal income tax purposes.
#           - All or a portion of this security is a 144A or private placement
FRN         - Floating Rate Note. The rate shown is the rate in effect as of
              November 30, 2004.
MTN         - Medium Term Note.
Ser.        - Series.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT.


          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C)JPMorgan Chase & Co., 2004.

                  JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND

                 SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                                   (UNAUDITED)

          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C) JPMorgan Chase & Co., 2004.

JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)

 PRINCIPAL
   AMOUNT      ISSUER                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS - 99.7%
-------------------------------------------------------------------------------------------------------------------------
               STATE AND MUNICIPAL OBLIGATIONS -- 99.7%
               NEW YORK -- 93.2%
$      8,985   ABN AMRO Munitops Certificate Trust, Ser.                                               $            8,985
               2004-33, Rev., FRDO, AMBAC, 1.68%, 01/01/05
      12,000   ABN AMRO Munitops Certificates Trust, Ser.                                                          12,000
               1999-13, FRDO, FGIC, 1.66%, 12/01/04
         385   Albany IDA, IDR, Newkirk Productions, Inc. Project,                                                    385
               Ser. A, Rev., FRDO, 1.72%, 12/02/04
       2,300   Allegany County, IDA, Environmental Facilities,                                                      2,300
               Atlantic Richfield Project, Rev., FRDO, 1.73%,
               12/01/04
         850   Babylon IDA, IDR, Edwin Berger/Lambro Industries,                                                      850
               Rev., FRDO, 1.68%, 12/01/04
       8,000   Binghamton, New York, Various Purposes, GO,                                                          8,062
               BAN, 2.63%, 09/22/05
       7,950   Board of Cooperative Educational Services Sole                                                       7,955
               Supervisory District Oswego County, Rev., RAN,
               2.00%, 12/30/04
       9,900   Board of Cooperative Educational Services Sole                                                       9,953
               Supervisory District, Oswego County, Rev., RAN,
               2.63%, 06/29/05
       9,000   Board of Cooperative Educational Services Sole                                                       9,055
               Supervisory District, Oswego County, Rev., RAN,
               3.00%, 06/29/05
       5,000   Board of Cooperative Educational Services Sole                                                       5,030
               Supervisory District, Oswego County, St. Lawrence,
               GO, 2.88%, 06/24/05
       5,000   Brookhaven-Comsewogue Union Free School                                                              5,044
               District, GO, BAN, 3.00%, 07/20/05
      15,000   Chautauqua County, GO, TAN, 2.00%, 01/20/05                                                         15,016
       9,898   Corning City School District, GO, BAN, 2.65%,                                                        9,955
               06/30/05
       6,700   Dutchess County IDA, Civic Facilities, Marist                                                        6,700
               College, Ser. A, Rev., FRDO, 1.67%, 12/06/04
       1,600   Dutchess County IDA, Civic Facilities, Marist                                                        1,600
               College, Ser. A, Rev., FRDO, 1.67%, 12/07/04
       4,000   Eagle Tax Exempt Trust, Weekly Option Mode, Ser.                                                     4,000
               2002-6003, Class A, COP, Rev., FRDO, FSA,
               1.69%, 12/03/04
       5,990   Eagle Tax Exempt Trust, Weekly Option Mode, Ser.                                                     5,990
               3C-7, Class A, FRDO, #, 1.69%, 12/01/04
       3,300   Eagle Tax Exempt Trust, Weekly Option Mode, Ser.                                                     3,300
               3C-7, Class A, FRDO, #, 1.69%, 12/02/04
      12,085   Eagle Tax Exempt Trust, Weekly Option Mode, Ser.                                                    12,085
               94-3203, Class A, FRDO, #, 1.69%, 12/03/04
       8,805   Eagle Tax Exempt Trust, Weekly Option Mode, Ser.                                                     8,805
               94-3205, Class A, FRDO, #, 1.69%, 12/03/04
      12,155   Eagle Tax Exempt Trust, Weekly Option Mode, Ser.                                                    12,155
               96-3207, Class A, FRDO, #, 1.69%, 12/07/04
      14,850   Eagle Tax Exempt Trust, Weekly Option Mode, Ser.                                                    14,850
               96C-3208, Class A, FRDO, #, 1.69%, 12/07/04
       8,135   Eagle Tax Exempt Trust, Weekly Partner                                                               8,135
               Certificate, Class A, Rev., FRDO, AMBAC, #,
               1.69%, 12/01/04
       7,700   Erie County Water Authority, Ser. A, Rev., FRDO,                                                     7,700

               AMBAC, 1.61%, 12/07/04
       1,400   Erie County Water Authority, Ser. B, Rev., FRDO,                                                     1,400
               AMBAC, 1.61%, 12/07/04
       2,700   Franklin County IDA, Civic Facilities, Trudeau                                                       2,700
               Institute, Inc. Project, Rev., FRDO, 1.65%,
               12/03/04
         530   Glens Falls IDA, IDR, Broad Street Center Project,                                                     530
               Rev., FRDO, 1.66%, 12/07/04
       3,540   Great Neck North Water Authority, Water System,                                                      3,540
               Ser. A, Rev., FRDO, FGIC, 1.67%, 12/06/04
      14,000   Guilderland Central School District, GO, BAN,                                                       14,062
               2.50%, 05/26/05
       1,000   Guilderland IDA, IDR, Northeastern Industrial Park,                                                  1,000
               Ser. A, Rev., FRDO, 1.65%, 12/06/04
       7,500   Harborfields Central School District, Greenlawn, GO,                                                 7,514
               BAN, 2.50%, 03/04/05
      20,004   Haverstraw-Stony Point Central School District, GO,                                                 20,025
               BAN, 2.00%, 01/21/05
       2,000   Islip IDA, Brentwood Distribution Co. Facility, Rev.,                                                2,000
               FRDO, 1.70%, 12/01/04
       1,550   Jay Street Development Corp., New York City Jay                                                      1,550
               Street Project, CTS Facilities Lease, Ser. A-4, Rev.,
               FRDO, 1.64%, 12/01/04
       5,000   Johnson City Central School District, GO, BAN,                                                       5,027
               2.75%, 06/17/05
       5,000   Johnson City Central School District, GO, BAN,                                                       5,033
               3.00%, 06/17/05
       8,780   Long Island Power Authority, Electric Systems,                                                       8,780
               Floating Rate Receipts, Ser. SG-125, 1.70%,
               12/01/04
      12,710   Long Island Power Authority, Electric Systems,                                                      12,710
               FLOATS, Ser. PA-1051, Rev., FRDO, FSA, 1.69%,
               12/03/04
       4,360   Long Island Power Authority, Electric Systems,                                                       4,360
               FLOATS, Ser. PA-841, Rev., FRDO, FSA, 1.70%,
               12/02/04
       2,695   Long Island Power Authority, Electric Systems,                                                       2,695
               FLOATS, Ser. PT-386, Rev., 1.69%, 12/03/04
       2,662   Long Island Power Authority, Electric Systems, Ser.                                                  2,662
               7, Sub Ser. 7-A, Rev., FRDO, MBIA, 1.58%,
               12/06/04
       2,000   Long Island Power Authority, Electric Systems, Ser.                                                  2,000
               7, Sub Ser. 7-B, Rev., FRDO, MBIA, 1.63%,
               12/06/04
         300   Long Island Power Authority, Electric Systems, Ser.                                                    300
               D, Rev., FRDO, FSA, 1.64%, 12/06/04
       3,500   Long Island Power Authority, Electric Systems, Ser.                                                  3,500
               G, Rev, FRDO, FSA, 1.62%, 12/06/04
       1,500   Long Island Power Authority, Electric Systems, Sub                                                   1,500
               Ser. 2-B, Ser. 2, Rev., FRDO, 1.64%, 12/01/04
      10,800   Metropolitan Transportation Authority, 1.68%,                                                       10,800
               02/08/05
      10,000   Metropolitan Transportation Authority, 1.83%,                                                       10,000
               03/10/05
       7,650   Metropolitan Transportation Authority, Dedicated Tax                                                 7,650
               Fund, FLOATS, Ser. PT-2290, Rev., FRDO, FSA,
               1.70%, 12/06/04
         290   Metropolitan Transportation Authority, Dedicated Tax                                                   290
               Fund, Ser. B, Rev., FRDO, FSA, 1.65%, 12/07/04
       3,300   Metropolitan Transportation Authority, EAGLE, Ser.                                                   3,300
               2002-6021, Class A, Rev., FRDO, MBIA, 1.69%,
               12/02/04
       5,000   Metropolitan Transportation Authority, EAGLE, Ser.                                                   5,000
               2002-6028, Class A, Rev., FRDO, MBIA, 1.69%,
               12/02/04
       5,970   Metropolitan Transportation Authority, FLOATS, Ser.                                                  5,970
               PT-1547, Rev., FRDO, FGIC, 1.70%, 12/03/04

       9,840   Metropolitan Transportation Authority, Ser. 848-D,                                                   9,840
               Rev., FRDO, FGIC, 1.69%, 12/02/04
      14,900   Metropolitan Transportation Authority, Ser. B-16,                                                   14,900
               Rev., FRDO, FGIC-MBIA, 1.71%, 12/06/04
         600   Metropolitan Transportation Authority, Ser. D-2,                                                       600
               Rev., FRDO, FSA, 1.62%, 12/02/04
       4,200   Metropolitan Transportation Authority, Ser. G-1,                                                     4,200
               Rev., FRDO, AMBAC, 1.62%, 12/06/04
       1,700   Metropolitan Transportation Authority, Ser. G-2,                                                     1,700
               Rev., FRDO, AMBAC, 1.62%, 12/06/04
       9,995   Metropolitan Transportation Authority, Service                                                       9,995
               Contract, FLOATS, Ser. PA-1042R, Rev., FRDO,
               MBIA, 1.70%, 12/01/04
       5,405   Metropolitan Transportation Authority, Service                                                       5,405
               Contract, FLOATS, Ser. PA-1105, Rev., FRDO,
               1.70%, 12/01/04
       7,000   Metropolitan Transportation Authority, Sub Ser. A-2,                                                 7,000
               GO, FRDO, 1.65%, 12/06/04
       9,540   Monroe County IDA, Rochester Institute Project,                                                      9,540
               Ser. A, Rev., FRDO, 1.68%, 12/07/04
       3,370   Monroe County, GO, AMBAC, 3.00%, 03/01/05                                                            3,382
      15,000   Monroe County, GO, RAN, 2.50%, 04/15/05                                                             15,057
      10,000   Municipal Securities Trust Certificates, Ser.                                                       10,000
               2001-116, Class A, Rev., FRDO, 1.69%, 12/03/04
       1,820   Nassau County Interim Finance Authority, FLOATS,                                                     1,820
               Ser. PA-901, Rev., FRDO, AMBAC, 1.70%,
               12/03/04
       1,250   Nassau County Interim Finance Authority, Municipal                                                   1,250
               Securities Trust Receipts, Special Tax, Ser.
               SGA-108, FRDO, 1.69%, 12/07/04
       6,090   Nassau County Interim Finance Authority, Sales                                                       6,090
               Tax Secured, Ser. A, Rev., FRDO, FSA, 1.65%,
               12/02/04
       5,000   Nassau Health Care Corp., Sub Ser. 2004-C3,                                                          5,000
               Rev., FRDO, FSA, 1.62%, 12/06/04
       1,800   New York City Housing Development Corp.,                                                             1,800
               Multi-Family Housing, 2 Gold Street, Ser. A, Rev.,
               FRDO, 1.66%, 12/01/04
       5,400   New York City Housing Development Corp.,                                                             5,400
               Multi-Family Housing, 55 Pierrepont Development,
               Ser. A, Rev., FRDO, 1.64%, 12/07/04
       4,200   New York City Housing Development Corp.,                                                             4,200
               Multi-Family Housing, 90 West Street, Ser. A, Rev.,
               FRDO, 1.66%, 12/02/04
       3,400   New York City Housing Development Corp.,                                                             3,400
               Multi-Family Rental Housing, 100 Jane Street
               Development, Ser. A, Rev., FRDO, 1.67%,
               12/03/04
      15,000   New York City Housing Development Corp.,                                                            15,000
               Multi-Family Rental Housing, Brittany Development,
               Ser. A, Rev., FRDO, 1.67%, 12/02/04
       3,300   New York City Housing Development Corp.,                                                             3,300
               Multi-Family Rental Housing, Columbus Green, Ser.
               A, Rev., FRDO, 1.63%, 12/03/04
         200   New York City Housing Development Corp.,                                                               200
               Multi-Family Rental Housing, Lyric Development,
               Ser. A, Rev., FRDO, 1.68%, 12/02/04
      10,900   New York City Housing Development Corp.,                                                            10,900
               Multi-Family Rental Housing, Ser. A, Rev., FRDO,
               1.66%, 12/01/04
         300   New York City Housing Development Corp.,                                                               300
               Multi-Family Rental Housing, Tribeca Tower, Ser. A,
               Rev., FRDO, 1.65%, 12/03/04
       3,300   New York City Housing Development Corp.,                                                             3,300
               Multi-Family Rental Housing, West 43rd Street
               Development, Ser. A, Rev., FRDO, 1.66%,
               12/07/04

       2,400   New York City Housing Development Corp.,                                                             2,400
               Multi-Family Rental Housing, West 89th Street
               Development, Ser. A, Rev., FRDO, 1.65%,
               12/02/04
       3,000   New York City IDA, Ahava Food Corp. Project,                                                         3,000
               Rev., FRDO, 1.75%, 12/02/04
       2,000   New York City IDA, Civic Facilities, Abraham                                                         2,000
               Joshua Heschel Project, Rev., FRDO, 1.70%,
               12/02/04
       3,200   New York City IDA, Civic Facilities,                                                                 3,200
               Allen-Stevenson School, Rev., FRDO, 1.70%,
               12/02/04
      13,435   New York City IDA, Civic Facilities, Columbia                                                       13,435
               Grammar & Prep School, Rev., FRDO, 1.70%,
               12/02/04
       3,200   New York City IDA, Civic Facilities, Hewitt School                                                   3,200
               Project, Rev., FRDO, 1.70%, 12/02/04
       4,610   New York City IDA, Civic Facilities, Jamaica First                                                   4,610
               Packaging LLC Project, Rev., FRDO, 1.68%,
               12/07/04
         580   New York City IDA, Civic Facilities, Municipal                                                         580
               Securities Trust Receipts, Ser. SGA-110, Rev.,
               FRDO, 1.69%, 12/02/04
       5,400   New York City IDA, Special Facilities, Korean                                                        5,400
               Airlines Co., Ser. C, Rev., FRDO, 1.66%, 12/01/04
       8,000   New York City Municipal Water Finance Authority,                                                     8,000
               Water & Sewer System, Ser. F, Sub Ser. F-1, Rev.,
               FRDO, 1.63%, 12/02/04
         300   New York City Municipal Water Finance Authority,                                                       300
               Water & Sewer Systems, Fiscal Year 2003, Sub Ser.
               C-3, Rev., FRDO, 1.64%, 12/01/04
       2,900   New York City Municipal Water Finance Authority,                                                     2,900
               Water & Sewer Systems, FLOATS, Ser. PA-1076,
               Rev., FRDO, 1.72%, 12/03/04
       5,100   New York City Municipal Water Finance Authority,                                                     5,100
               Water & Sewer Systems, FLOATS, Ser. PA-1085,
               Rev., FRDO, FGIC, 1.70%, 12/03/04
       8,410   New York City Municipal Water Finance Authority,                                                     8,410
               Water & Sewer Systems, FLOATS, Ser. PA-447,
               Rev., FRDO, FGIC, 1.69%, 12/07/04
       6,495   New York City Municipal Water Finance Authority,                                                     6,495
               Water & Sewer Systems, FLOATS, Ser. PA-900,
               Rev., FRDO, 1.72%, 12/03/04
       2,390   New York City Municipal Water Finance Authority,                                                     2,390
               Water & Sewer Systems, Municipal Securities Trust
               Receipts, Ser. SGB-25, Rev., FRDO, MBIA, 1.69%,
               12/07/04
       5,150   New York City Municipal Water Finance Authority,                                                     5,150
               Water & Sewer Systems, Ser. A, Rev., FRDO,
               FGIC, 1.67%, 12/01/04
       1,000   New York City Municipal Water Finance Authority,                                                     1,000
               Water & Sewer Systems, Ser. C, Rev., FRDO,
               FGIC, 1.62%, 12/01/04
       3,100   New York City Municipal Water Finance Authority,                                                     3,100
               Water & Sewer Systems, Ser. C, Rev., FRDO,
               FGIC, 1.62%, 12/01/04
       4,900   New York City Transit Authority, Metropolitan                                                        4,900
               Transportation Authority, Floating Rate Trust
               Receipts, Triborough, COP, Ser. PMD-10, FRDO,
               AMBAC, 1.77%, 12/06/04
      20,000   New York City Transitional Finance Authority,                                                       20,000
               Floating Rate Receipts, Ser. L-21, Regulation D,
               Rev., FRDO, 1.72%, 12/01/04
         600   New York City Transitional Finance Authority,                                                          600
               Future Tax Secured, Ser. A-2, Rev., FRDO, 1.67%,
               12/01/04
       2,300   New York City Transitional Finance Authority,                                                        2,300

               Future Tax Secured, Sub Ser. C-5, Rev., FRDO,
               1.65%, 12/01/04
       5,000   New York City Transitional Finance Authority, New                                                    5,000
               York City Recovery, Ser. 1, Sub Ser. 1-A, Rev.,
               FRDO, 1.64%, 12/02/04
       2,900   New York City Transitional Finance Authority,                                                        2,900
               Recovery, Ser. 3, Sub Ser. 3-C, Rev., FRDO,
               1.63%, 12/02/04
       5,000   New York City Transitional Finance Authority,                                                        5,000
               Recovery, Ser. 3, Sub Ser. 3-D, Rev., FRDO,
               1.63%, 12/02/04
       2,480   New York City Transitional Finance Authority, Ser.                                                   2,480
               2003-7, Rev., FRDO, 1.70%, 12/03/04
      10,000   New York City Transitional Finance Authority, Ser.                                                  10,000
               48, Rev., FRDO, 1.70%, 12/03/04
      22,080   New York City Transitional Finance Authority, Ser.                                                  22,080
               A-40, Rev., FRDO, MBIA-IBC, 1.71%, 12/03/04
       4,975   New York City Transitional Finance Authority, Ser.                                                   4,975
               RR-II-R-4052, Rev., FRDO, 1.69%, 12/02/04
       1,900   New York City Trust for Cultural Resources, Alvin                                                    1,900
               Ailey Dance Foundation, Rev., FRDO, 1.59%,
               12/01/04
      10,210   New York City Trust for Cultural Resources,                                                         10,210
               Floating Certificates, Ser. 162, Rev., FRDO,
               AMBAC, 1.69%, 12/01/04
       1,500   New York City Trust for Cultural Resources,                                                          1,500
               Municipal Securities Trust Receipts, Ser. SGA-91,
               Rev., FRDO, AMBAC, 1.72%, 12/01/04
      15,000   New York City, New York, 1.70%, 02/10/05                                                            15,000
      14,500   New York City, New York, 1.80%, 01/10/05                                                            14,500
      20,000   New York City, New York, 1.81%, 02/10/05                                                            20,000
      14,600   New York City, New York, 1.86%, 02/14/05                                                            14,600
       9,245   New York City, New York, FLOATS, Ser. PT-405,                                                        9,245
               1.70%, 12/07/04
       1,500   New York City, New York, Sub Ser. H-2, GO,                                                           1,500
               FRDO, 1.63%, 12/02/04
       1,300   New York City, New York, Municipal Securities                                                        1,300
               Trust Receipts, Ser. SG-109, 1.70%, 12/06/04
       1,000   New York City, New York, Municipal Securities                                                        1,000
               Trust Receipts, Ser. SGA-51, FRDO, AMBAC, 1.69%,
               12/07/04
          60   New York City, New York, Municipal Securities                                                           60
               Trust Receipts, Ser. SGB-33, GO, FRDO, FSA,
               1.67%, 12/06/04
         500   New York City, New York, Municipal Water Finance                                                       500
               Authority, Water & Sewer Systems, Ser. G, Rev.,
               FRDO, FGIC, 1.64%, 12/01/04
       9,635   New York City, New York, Ser. A-36, GO, FRDO,                                                        9,635
               AMBAC, 1.75%, 12/01/04
       1,500   New York City, New York, Ser. B, Sub Ser. B-4,                                                       1,500
               GO, FRDO, MBIA, 1.62%, 12/01/04
      10,000   New York City, New York, Ser. B, Sub Ser. B-6,                                                      10,000
               GO, FRDO, MBIA, 1.64%, 12/01/04
       1,800   New York City, New York, Ser. B-2, Sub Ser. B-5,                                                     1,800
               GO, FRDO, MBIA, 1.64%, 12/01/04
         310   New York City, New York, Ser. B-2, Sub Ser. B-5,                                                       310
               GO, FRDO, MBIA, 1.64%, 12/01/04
       3,000   New York City, New York, Ser. F-2, GO, FRDO,                                                         3,000
               1.62%, 12/01/04
       2,800   New York City, New York, Ser. F-4, GO, FRDO,                                                         2,800
               1.67%, 12/01/04
         200   New York City, New York, Ser. H, Sub Ser. H-2,                                                         200
               GO, FRDO, MBIA, 1.64%, 12/01/04
       2,100   New York City, New York, Ser. H, Sub Ser. H-2,                                                       2,100
               GO, FRDO, MBIA, 1.67%, 12/01/04
         100   New York City, New York, Ser. H, Sub Ser. H-3,                                                         100
               GO, FRDO, FSA, 1.64%, 12/01/04

         500   New York City, New York, Ser. H, Sub Ser. H-3,                                                         500
               GO, FRDO, FSA, 1.64%, 12/01/04
       1,300   New York City, New York, Ser. H, Sub Ser. H-3,                                                       1,300
               GO, FRDO, FSA, 8/1/19, 1.64%, 12/01/04
         100   New York City, New York, Ser. H, Sub Ser. H-3,                                                         100
               GO, FRDO, FSA, 1.64%, 12/01/04
         700   New York City, New York, Ser. H, Sub Ser. H-6,                                                         700
               GO, FRDO, MBIA, 1.61%, 12/01/04
       2,800   New York City, New York, Ser. H, Sub Ser. H-6,                                                       2,800
               GO, FRDO, MBIA, 1.61%, 12/01/04
       2,800   New York City, New York, Ser. H, Sub Ser. H-6,                                                       2,800
               GO, FRDO, MBIA, 1.61%, 12/06/04
       5,400   New York City, New York, Sub Ser. A-4, GO,                                                           5,400
               FRDO, 1.61%, 12/03/04
       1,425   New York City, New York, Sub Ser. A-4, GO,                                                           1,425
               FRDO, 1.67%, 12/01/04
       1,500   New York City, New York, Sub Ser. A-4, GO,                                                           1,500
               FRDO, 1.67%, 12/01/04
       4,100   New York City, New York, Sub Ser. A-5, GO,                                                           4,100
               FRDO, 1.62%, 12/01/04
       5,950   New York City, New York, Sub Ser. A-6, GO,                                                           5,950
               FRDO, 1.61%, 12/03/04
       7,800   New York City, New York, Sub Ser. A-6, GO,                                                           7,800
               FRDO, 1.63%, 12/01/04
       5,000   New York City, New York, Sub Ser. C-2, GO,                                                           5,000
               FRDO, 1.67%, 12/01/04
       4,200   New York City, New York, Sub Ser. C-4, GO,                                                           4,200
               FRDO, 1.61%, 12/06/04
       1,700   New York City, New York, Sub Ser. C-5, GO,                                                           1,700
               FRDO, 1.63%, 12/01/04
       1,100   New York City, New York, Sub Ser. E-3, GO,                                                           1,100
               FRDO, 1.64%, 12/01/04
       1,500   New York City, New York, Sub Ser. E-4, GO,                                                           1,500
               FRDO, 1.64%, 12/01/04
      10,000   New York City, New York, Sub Ser. G-2, GO,                                                          10,000
               FRDO, 1.61%, 12/06/04
       5,300   New York City, New York, Sub Ser. G-3, GO,                                                           5,300
               FRDO, 1.61%, 12/06/04
       3,000   New York City, New York, Sub Ser. H-1, GO,                                                           3,000
               FRDO, 1.67%, 12/01/04
       2,500   New York City, New York, Housing Development                                                         2,500
               Corp., Multi-Family Housing, Carnegie Park, Ser. A,
               Rev., FRDO, 1.63%, 12/06/04
      13,000   New York City, New York, Sub Ser. H-3, GO,                                                          13,000
               FRDO, 1.64%, 12/02/04
       3,000   New York City, New York, Sub Ser. H-4, GO,                                                           3,000
               FRDO, 1.64%, 12/01/04
       3,100   New York City, New York, Sub Ser. H-7, GO,                                                           3,100
               FRDO, 1.64%, 12/01/04
         120   New York Local Government Assistance Corp.,                                                            120
               Floating Rate Receipts, Ser. SG-100, Rev., FRDO,
               MBIA-IBC, 1.69%, 12/02/04
       1,195   New York Local Government Assistance Corp.,                                                          1,195
               Floating Rate Receipts, Ser. SG-99, Rev., FRDO,
               AMBAC, 1.69%, 12/01/04
         600   New York Local Government Assistance Corp.,                                                            600
               Municipal Securities Trust Receipts, Ser. SGA-59,
               Rev., FRDO, 1.72%, 12/01/04
         900   New York Local Government Assistance Corp., Ser.                                                       900
               A, Rev., FRDO, 1.63%, 12/06/04
      14,800   New York Local Government Assistance Corp., Ser.                                                    14,800
               B, Rev., FRDO, 1.64%, 12/07/04
       1,250   New York Local Government Assistance Corp., Ser.                                                     1,250
               C, Rev., FRDO, 1.64%, 12/07/04
       4,700   New York Local Government Assistance Corp., Ser.                                                     4,700
               D, Rev., FRDO, 1.57%, 12/07/04
       7,600   New York Local Government Assistance Corp., Ser.                                                     7,600

               G, Rev., FRDO, 1.60%, 12/07/04
       7,900   New York Local Government Assistance Corp., Sub                                                      7,900
               Lien, Ser. A-6V, Rev., FRDO, FSA, 1.64%,
               12/06/04
       2,855   New York Mortgage Agency, FLOATS, Ser.                                                               2,855
               PT-1190, Rev., FRDO, 1.72%, 12/03/04
      11,800   New York State, 1.70%, 02/11/05                                                                     11,800
       3,660   New York State Dorm Authority, Beverwyck, Inc.,                                                      3,660
               Rev., FRDO, 1.66%, 12/01/04
       4,415   New York State Dorm Authority, FLOATS, Ser.                                                          4,415
               PA-409, Rev., FRDO, AMBAC, 1.69%, 12/06/04
       2,670   New York State Dorm Authority, FLOATS, Ser.                                                          2,670
               PA-419, Rev., FRDO, 1.69%, 12/06/04
       3,545   New York State Dorm Authority, FLOATS, Ser.                                                          3,545
               PA-449, Rev., 1.69%, 12/03/04
       9,340   New York State Dorm Authority, FLOATS, Ser.                                                          9,340
               PA-541, Rev., 1.69%, 12/03/04
         800   New York State Dorm Authority, FLOATS, Ser.                                                            800
               PA-784, Rev., FRDO, MBIA-IBC, 1.69%, 12/02/04
         860   New York State Dorm Authority, FLOATS, Ser.                                                            860
               PT-130, Rev., 1.69%, 12/03/04
       5,795   New York State Dorm Authority, FLOATS, Ser.                                                          5,795
               PT-1447, Rev., FRDO, MBIA, 1.69%, 12/07/04
       4,150   New York State Dorm Authority, FLOATS, Ser.                                                          4,150
               PT-1621, Rev., FRDO, MBIA, 1.69%, 12/07/04
       4,850   New York State Dorm Authority, FLOATS, Ser.                                                          4,850
               PT-1742, Rev., FRDO, MBIA, 1.69%, 12/07/04
       8,140   New York State Dorm Authority, FLOATS, Ser.                                                          8,140
               PT-407, Rev., FRDO, AMBAC, 1.35%, 12/01/04
       3,400   New York State Dorm Authority, Mental Health                                                         3,400
               Services, Sub Ser. D-2E, Rev., FRDO, 1.62%,
               12/03/04
       4,000   New York State Dorm Authority, Municipal                                                             4,000
               Securities Trust Receipts, Ser. SGA-132, Rev.,
               FRDO, 1.69%, 12/02/04
         430   New York State Dorm Authority, New York Public                                                         430
               Library, Ser. A, Rev., FRDO, MBIA, 1.63%,
               12/07/04
       2,375   New York State Dorm Authority, Oxford University                                                     2,375
               Press, Inc., Rev., FRDO, 1.68%, 12/01/04
       1,600   New York State Dormitory Authority, Mental Health                                                    1,600
               Services, Sub Ser. D-2C, Rev., FRDO, MBIA,
               1.60%, 12/03/04
      25,000   New York State Eagle Trust, FRDO, 1.69%,                                                            25,000
               12/01/04
       1,600   New York State Energy Research & Development                                                         1,600
               Authority, PCR, Orange & Rockland Project, Ser. A,
               Rev., FRDO, FGIC, 1.61%, 12/06/04
      16,385   New York State Environmental Facilities Corp.,                                                      16,385
               PCR, FLOATS, Ser. PA-1261, Rev., FRDO, MBIA,
               1.65%, 12/07/04
       3,900   New York State Housing Finance Agency, 10                                                            3,900
               Liberty Street, Rev., FRDO, 1.63%, 12/07/04
       8,600   New York State Housing Finance Agency, 101 West                                                      8,600
               End, Rev., FRDO, 1.66%, 12/03/04
       1,150   New York State Housing Finance Agency, 101 West                                                      1,150
               End, Rev., FRDO, 1.66%, 12/03/04
       3,000   New York State Housing Finance Agency, 150 East                                                      3,000
               44th Street Housing, Ser. A, Rev., FRDO, 1.66%,
               12/06/04
       3,400   New York State Housing Finance Agency, 150 East                                                      3,400
               44th Street Housing, Ser. A, Rev., FRDO, 1.66%,
               12/06/04
       4,400   New York State Housing Finance Agency, 345 East                                                      4,400
               94th Street Housing, Ser. A, Rev., FRDO, 1.66%,
               12/01/04
       6,800   New York State Housing Finance Agency, 350 West                                                      6,800

               43rd Street Housing, Ser. A, Rev., FRDO, 1.66%,
               12/02/04
       5,000   New York State Housing Finance Agency, 360 West                                                      5,000
               43rd Street, Rev., FRDO, 1.68%, 12/02/04
      10,000   New York State Housing Finance Agency, Avalon                                                       10,000
               Chrystie Place I Housing, Ser. A, Rev., FRDO,
               1.68%, 12/06/04
       4,400   New York State Housing Finance Agency,                                                               4,400
               Bennington Hills Housing, Ser. A, Rev., FRDO,
               1.68%, 12/01/04
       8,100   New York State Housing Finance Agency, East 84th                                                     8,100
               Street Housing, Ser. A, Rev., FRDO, 1.65%,
               12/06/04
       8,410   New York State Housing Finance Agency, FLOATS,                                                       8,410
               Ser. PA-423, Rev., 1.69%, 12/03/04
       5,395   New York State Housing Finance Agency, FLOATS,                                                       5,395
               Ser. PA-805, Rev., FRDO, FSA, 1.69%, 12/02/04
      14,500   New York State Housing Finance Agency, Helena                                                       14,500
               Housing, Ser. A, Rev., FRDO, 1.65%, 12/03/04
       4,600   New York State Housing Finance Agency,                                                               4,600
               Multi-Family Housing, Secured Mortgage, Ser. A,
               Rev., FRDO, 1.66%, 12/07/04
         200   New York State Housing Finance Agency,                                                                 200
               Multi-Family Housing, Ser. A, Rev., FRDO, 1.65%,
               12/01/04
       3,400   New York State Housing Finance Agency,                                                               3,400
               Normandie Court I Project, Rev., FRDO, 1.62%,
               12/03/04
       1,800   New York State Housing Finance Agency, Ser. A,                                                       1,800
               Rev., FRDO, 1.63%, 12/02/04
      10,000   New York State Housing Finance Agency, Ser. A,                                                      10,000
               Rev., FRDO, 1.66%, 12/01/04
       1,100   New York State Housing Finance Agency, Ser. A,                                                       1,100
               Rev., FRDO, 1.68%, 12/01/04
      10,500   New York State Housing Finance Agency, Tallyrand                                                    10,500
               Crescent, Rev., FRDO, 1.70%, 12/02/04
       4,200   New York State Housing Finance Agency, Union                                                         4,200
               Square South Housing, Rev., FRDO, 1.65%,
               12/02/04
         900   New York State Housing Finance Agency, West                                                            900
               23rd Street, Ser. A, Rev., FRDO, 1.66%, 12/01/04
       7,700   New York State Housing Finance Agency, West                                                          7,700
               33rd Street Housing, Ser. A, Rev., FRDO, 1.67%,
               12/07/04
       8,400   New York State Medical Care Facilities Finance                                                       8,400
               Agency, FLOATS, Ser. PA-113, Rev., FRDO, 1.69%,
               12/02/04
       5,625   New York State Medical Care Facilities Finance                                                       5,625
               Agency, FLOATS, Ser. PA-61, Rev., FRDO, 1.72%,
               12/02/04
       3,125   New York State Medical Care Facilities Finance                                                       3,125
               Agency, FLOATS, Ser. PA-72, Rev., 1.72%,
               12/06/04
       8,140   New York State Medical Care Facilities Finance                                                       8,140
               Agency, FLOATS, Ser. PA-82, Rev., 1.72%,
               12/02/04
      11,125   New York State Medical Care Facilities Finance                                                      11,463
               Agency, New York Hospital, Ser. A, Rev., AMBAC,
               (p), 6.50%, 02/15/05
      13,100   New York State Thruway Authority, Floating Rate                                                     13,100
               Receipts, Ser. SG-121, Rev., FRDO, 1.72%,
               12/02/04
      13,675   New York State Thruway Authority, Floating Rate                                                     13,675
               Trust Receipts, Ser. SG-119, Rev., FRDO, 1.73%,
               12/01/04
       1,685   New York State Thruway Authority, Municipal                                                          1,685
               Securities Trust Receipts, Ser. SGA-66, Rev., FRDO,

               1.69%, 12/03/04
       9,100   New York State Urban Development Corp., Floating                                                     9,100
               Rate Trust Receipts, Ser. SG-163, Rev., 1.69%,
               12/06/04
       4,115   New York State Urban Development Corp.,                                                              4,115
               FLOATS, Ser. PT-1669, Rev., FRDO, FGIC, 1.69%,
               12/03/04
       5,400   New York State, Environmental Quality, Ser. G,                                                       5,400
               GO, FRDO, 1.75%, 12/21/04
       2,000   New York State, Housing Finance Agency, Saxony                                                       2,000
               Housing, 240 E. 39th St. Housing, Rev., FRDO,
               1.66%, 12/02/04
         900   New York State, Local Government Assistance                                                            900
               Corp., Ser. B, Rev., FRDO, 1.60%, 12/03/04
       2,200   New York State, Local Government Assistance                                                          2,200
               Corp., Ser. F, Rev., FRDO, 1.60%, 12/07/04
      10,000   New York State, Power Authority, General Purpose,                                                   10,000
               GO, FRDO, 1.35%, 03/01/05
      10,000   New York State, Ser. A, GO, FRDO, 1.80%,                                                            10,000
               02/07/05
       4,995   Niagara Falls Bridge Commission, Tolls, FLOATS,                                                      4,995
               Ser. PA-530, 1.69%, 12/03/04
       6,820   Oneida County IDA, Champion Home, Rev.,                                                              6,820
               FRDO, 1.69%, 12/02/04
       2,995   Oneida County IDA, Rev., FRDO, 1.82%,                                                                2,995
               12/03/04
      16,400   Oneida Indian Nation, Rev., FRDO, 1.67%,                                                            16,400
               12/02/04
       5,050   Onondaga County IDA, IDR, Albany Molecular                                                           5,050
               Research Project, Rev., FRDO, 1.68%, 12/07/04
      14,250   Onondaga County IDA, Solid Waste Disposal                                                           14,250
               Facilities, Solvay Paperboard Project, Ser. A, Rev.,
               FRDO, 1.77%, 12/01/04
      18,050   Onondaga County IDA, Solid Waste Disposal                                                           18,050
               Facility, Solvay Paperboard Project, Rev., FRDO,
               1.77%, 12/01/04
       9,550   Onondaga County IDA, Solid Waste Disposal                                                            9,550
               Facility, Solvay Paperboard Project, Rev., FRDO,
               1.77%, 12/06/04
       6,843   Oswego City School District, GO, BAN, 2.75%,                                                         6,897
               08/11/05
       8,500   Oyster Bay, New York, Ser. A, GO, BAN, 2.00%,                                                        8,510
               01/21/05
       4,000   Oyster Bay, New York, Ser. A, GO, TAN, 2.00%,                                                        4,004
               01/21/05
       4,000   Plainedge Union Free School District, GO, TAN,                                                       4,032
               3.00%, 06/30/05
       4,500   Port Authority of New York & New Jersey, FLOATS,                                                     4,500
               Ser. PA-1205, Rev., FRDO, 1.72%, 12/06/04
       8,085   Port Authority of New York & New Jersey, FLOATS,                                                     8,085
               Ser. PT-2263, Rev., FRDO, FGIC, 1.69%, 12/01/04
      12,655   Port Authority of New York & New Jersey, Trust                                                      12,655
               Receipts, Ser. 10, Class F, Rev., FRDO, FSA,
               1.65%, 12/02/04
       1,050   Port Jervis IDA, The Future Home Tech, Inc., Rev.,                                                   1,050
               FRDO, 1.77%, 12/07/04
       6,360   Poughkeepsie IDA, Senior Living Facility, Manor at                                                   6,360
               Woodside Project, Rev., FRDO, 1.72%, 12/01/04
         525   Rockland County IDA, IDR, X Products Corp.                                                             525
               Project, Rev., FRDO, 1.72%, 12/07/04
       1,555   Rockland County IDA, Shock Tech, Inc. Project,                                                       1,555
               Rev., FRDO, 1.82%, 12/01/04
       5,000   Rome City School District, GO, BAN, 2.88%,                                                           5,030
               06/24/05
      10,000   Rome City School District, GO, RAN, 2.88%,                                                          10,060
               06/24/05
       4,690   Roosevelt Union Free School District, RAN, 2.63%,                                                    4,715

               06/23/05
       3,430   Suffolk County IDA, Civic Facilities, Guide Dog                                                      3,430
               Foundation, Inc., Rev., FRDO, 1.67%, 12/02/04
         300   Suffolk County Water Authority, Rev., BAN,                                                             300
               FRDO, 1.63%, 12/01/04
       4,900   Suffolk County Water Authority, Rev., BAN,                                                           4,900
               FRDO, 1.63%, 12/01/04
       1,875   Syracuse, New York, Ser. B, GO, BAN, 2.25%,                                                          1,880
               05/27/05
      10,425   Tobacco Settlement Financing Authority, Ser.                                                        10,425
               RR-II-R-1066, Rev., FRDO, AMBAC, 1.71%,
               12/07/04
       7,495   Tobacco Settlement Financing Authority, Ser.                                                         7,495
               TOCS-2003, Rev., FRDO, 1.82%, 12/07/04
       7,400   Tompkins-Seneca-Tioga Board of Cooperative                                                           7,443
               Educational Services, Sole Supervisory, GO, RAN,
               2.63%, 06/30/05
       2,500   Triborough Bridge & Tunnel Authority, EAGLE Ser.                                                     2,500
               2003-2004, Class A, Rev., FRDO, FGIC, 1.69%,
               12/03/04
       6,000   Triborough Bridge & Tunnel Authority, FLOATER,                                                       6,000
               Ser. M1J, Regulation D, Rev., FRDO, MBIA-IBC,
               1.72%, 12/02/04
       7,675   Triborough Bridge & Tunnel Authority, FLOATS, Ser.                                                   7,675
               PA-1080, Rev., FRDO, 1.72%, 12/02/04
         360   Triborough Bridge & Tunnel Authority, FLOATS, Ser.                                                     360
               PA-1090, Rev., FRDO, MBIA-IBC, 1.69%, 12/01/04
       4,995   Triborough Bridge & Tunnel Authority, FLOATS, Ser.                                                   4,995
               PA-665, Rev., 1.72%, 12/03/04
         100   Triborough Bridge & Tunnel Authority, General                                                          100
               Purpose, Ser. B, Rev., FRDO, AMBAC, 1.62%,
               12/07/04
       1,690   Triborough Bridge & Tunnel Authority, Special                                                        1,690
               Obligation, Ser. B, Rev., FRDO, FSA, 1.64%,
               12/06/04
       2,400   Triborough Bridge & Tunnel Authority, Special                                                        2,400
               Obligation, Ser. D, Rev., FRDO, FSA, 1.62%,
               12/01/04
       4,235   Ulster County IDA, IDR, Hunter Panels LLC                                                            4,235
               Project, Ser. A, Rev., FRDO, 1.68%, 12/06/04
      10,000   Utica City School District, Ser. A, GO, RAN, 3.50%,                                                 10,077
               06/24/05
       9,870   Walton Central School District, Ser. A, GO, BAN,                                                     9,924
               2.75%, 06/16/05
      10,000   Waterloo Central School District, GO, BAN, 2.63%,                                                   10,052
               06/20/05
      10,387   Watertown, New York, GO, BAN, 2.25%, 01/27/05                                                       10,400
      19,090   Webutuck Central School District, GO, BAN, 2.00%,                                                   19,091
               12/17/04
       4,590   Westchester County IDA, Civic Facilities,                                                            4,590
               Community Housing Innovations, Inc., Rev., FRDO,
               1.66%, 12/02/04
       2,630   Westchester County IDA, Civic Facilities, The                                                        2,630
               Masters School, Rev., FRDO, 1.70%, 12/02/04
         500   Westchester County IDA, IDR, Levister                                                                  500
               Redevelopment Co., LLC, Ser. A, Rev., FRDO,
               1.65%, 12/07/04
                                                                                                       ------------------
                                                                                                                1,537,125
               PUERTO RICO -- 6.5%
      10,045   Municipal Securities Trust Certificates, Ser. 7005,                                                 10,045
               Class A, Special Obligation, FRDO, (p), 1.67%,
               12/01/04
      13,812   Puerto Rico Commonwealth, 1.45%, 01/12/05                                                           13,812
       4,700   Puerto Rico Commonwealth, 1.68%, 01/25/05                                                            4,700
      13,112   Puerto Rico Commonwealth, 1.73%, 02/11/05                                                           13,112
      10,000   Puerto Rico Commonwealth, 1.80%, 02/11/05                                                           10,000

       6,000   Puerto Rico Commonwealth, 1.87%, 01/27/05                                                            6,000
       6,000   Puerto Rico Commonwealth, Floating Rate Trust                                                        6,000
               Receipts, Ser. M-4J, GO, FRDO, FSA, 1.70%,
               12/02/04
         360   Puerto Rico Commonwealth, FLOATS, Ser. PA-625,                                                         360
               GO, FRDO, AMBAC, 1.67%, 12/02/04
      20,000   Puerto Rico Commonwealth, TRAN, 3.00%,                                                              20,155
               07/29/05
         150   Puerto Rico Commonwealth, Trust Receipts, Ser. 3,                                                      150
               Class F, GO, FRDO, MBIA, 1.65%, 12/02/04
       1,294   Puerto Rico Highway & Transportation Authority,                                                      1,294
               FLOATS, Ser. 815-D, Rev., FRDO, MBIA, 1.69%,
               12/07/04
      21,330   Puerto Rico Infrastructure Financing Authority,                                                     21,330
               Special Obligation, Ser. 2, FRDO, 1.67%, 12/02/04
                                                                                                       ------------------
                                                                                                                  106,958

-------------------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 99.7%                                                              $        1,644,083
               (COST $1,644,083)*
               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                                                        4,623
-------------------------------------------------------------------------------------------------------------------------
               NET ASSETS -- 100.0%                                                                    $        1,648,706
-------------------------------------------------------------------------------------------------------------------------

               Percentages indicated are based on net assets of $1,648,706.

ABBREVIATIONS:

*           - The cost of securities is substantially the same for federal income tax purposes.
#           - All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
(p)         - Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
AMBAC         American Municipal Bond Assurance Corp.
BAN         - Bond Anticipation Note.
COP         - Certificates of Participation.
EAGLE       - Earnings of accrual generated on local tax-exempt securities.
FGIC        - Financial Guaranty Insurance Co.
FLOATS      - Floating Auction Tax Exempts.
FRDO        - Floating Rate Demand Obligation.  The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at November 30, 2004.
FSA         - Financial Security Assurance.
GO          - General Obligation Bond.
IBC         - Insured Bond Certificates.
IDA         - Industrial Development Authority.
IDR         - Industrial Development Revenue.
MBIA        - Municipal Bond Investors Assurance Corporation.
MTN         - Medium Term Note.
PCR         - Pollution Control Revenue.
RAN         - Revenue Anticipation Note.
Rev.        - Revenue Bond.
Ser.        - Series.
TAN         - Tax Anticipation Note.
TRAN        - Tax & Revenue Anticipation Note.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT.

          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C) JPMorgan Chase & Co., 2004.

                        JPMORGAN PRIME MONEY MARKET FUND

                 SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                                   (UNAUDITED)

          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C) JPMorgan Chase & Co., 2004.

JPMORGAN PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)

 PRINCIPAL
  AMOUNT       ISSUER                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS - 100.0%
-------------------------------------------------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY SECURITIES -- 4.7%
               Federal Home Loan Bank,
      37,797     1.96%, 12/01/04, DN                                                                   $           37,797
     400,000     1.91%, 10/05/05, FRN                                                                             399,822
               Federal National Mortgage Association,
     165,000     7.13%, 02/15/05                                                                                  166,695
      56,780     1.87%, 02/23/05, DN                                                                               56,532
     675,000     1.88%, 10/03/05, FRN                                                                             674,630
     500,000     1.96%, 10/21/05, FRN                                                                             499,710
     500,000     2.08%, 12/29/05, FRN                                                                             499,683
               ----------------------------------------------------------------------------------------------------------
               Total U.S. Government Agency Securities                                                          2,334,869
               (Cost $2,334,869)
               ----------------------------------------------------------------------------------------------------------

               CORPORATE NOTES & BONDS -- 18.2%
               BANKING -- 5.2%
     300,000   Bayerische Landesbank/New York, 2.15%,                                                             300,000
               11/23/05, FRN
     200,000   Fifth Third Bancorp, 2.11%, 11/23/05, FRN, #                                                       200,000
               Links Finance LLC,
      75,000     2.05%, 03/15/05                                                                                   74,998
     120,000     2.05%, 03/15/05                                                                                  119,997
     100,000     2.05%, 03/22/05                                                                                   99,997
     200,000     2.05%, 04/15/05, Ser. 1, MTN, FRN, #                                                             199,989
     100,000     2.07%, 05/13/05, Ser. 1, MTN, FRN, #                                                              99,998
               Wells Fargo Bank N.A.,
     543,670     2.04%, 02/14/05, FRN                                                                             543,670
     769,980     2.17%, 09/14/05, MTN, FRN                                                                        769,979
     160,000   Westpac Banking Corp./New York, 1.85%, 03/11/05,                                                   160,000
               MTN, FRN
                                                                                                       ------------------
                                                                                                                2,568,628
               CONSUMER PRODUCTS -- 0.6%
     300,000   Procter & Gamble Co., 1.83%, 03/09/05, FRN, #                                                      300,000
               DIVERSIFIED -- 1.7%
               General Electric Capital Corp.,
     468,000   2.17%, 01/10/05, FRN                                                                               468,000
     400,000   2.23%, 01/17/05, MTN, FRN                                                                          400,000
                                                                                                       ------------------
                                                                                                                  868,000
               FINANCIAL SERVICES -- 10.7%
      75,000   Associates Corp. N.A., 2.05%, 06/27/05, FRN                                                         75,000
               Beta Finance, Inc.,
     100,000     1.32%, 02/09/05, MTN, #                                                                          100,000
      40,000     1.54%, 04/29/05, MTN, #                                                                           39,968
      80,000     2.06%, 05/06/05, MTN, #                                                                           79,993
      90,000     2.06%, 05/17/05, MTN, #                                                                           89,992
     110,000     1.80%, 06/13/05, Ser. 1, MTN, FRN, #                                                             109,988
               CC USA, Inc.,
     154,000     2.04%, 03/22/05                                                                                  153,991
     119,000     2.06%, 04/25/05, Ser. 1, MTN, FRN, #                                                             118,990

     200,000     2.17%, 05/09/05, MTN, FRN, #                                                                     200,083
      70,000     2.06%, 05/10/05, MTN, FRN, #                                                                      69,994
     167,250     2.21%, 08/09/05, MTN, FRN, #                                                                     167,259
      75,000   Citigroup Global Markets Holdings, Inc., 1.88%,                                                     75,043
               06/06/05
      28,000   Dorada Finance, Inc., 2.05%, 05/17/05, MTN, FRN,                                                    27,997
               #
               HBOS Treasury Services PLC (United Kingdom),
     310,000     1.98%, 01/04/05, MTN, FRN, #                                                                     310,000
      80,250     1.92%, 03/14/05, MTN, FRN, #                                                                      80,274
     300,000     1.96%, 10/24/05, MTN, FRN, #                                                                     300,000
     455,000     2.39%, 12/20/05, MTN, FRN, #                                                                     455,000
     250,000   Lehman Brothers Holdings, Inc., 2.14%, 05/22/05,                                                   250,000
               Ser. G, MTN, FRN
     345,000   Merrill Lynch & Co., Inc., 2.04%, 12/02/05, MTN,                                                   345,000
               FRN
               Money Market Trust,
      60,000     2.07%, 06/03/05, Ser. 2004, FRN                                                                   60,000
     263,000     2.18%, 08/09/05, Ser. A-2, FRN, #, (i)                                                           263,000
     310,000   Morgan Stanley, 2.22%, 08/15/05, Ser. 1, MTN,                                                      310,051
               FRN
               Restructured Asset Securities with Enhanced Returns
               (RACERS),
     160,000     2.30%, 12/15/04, Ser. 2000-7-ZCM, Class A-3,                                                     160,000
                 FRN, # (i)
     475,000     2.30%, 01/17/05, Ser. 2001-8-MM, Class A-1, FRN,                                                 475,000
                 # (i)
     185,000     2.16%, 05/13/05, Ser. 2004-1-MM, #, (i)                                                          185,000
     760,000   Special Purpose Accounts Receivable Cooperative                                                    760,001
               Corp. (SPARCS), 2.14%, 01/26/05, Ser. 2004-3
      60,000   Tango Finance Corp., 2.07%, 10/17/05, Ser. 1, MTN,                                                  59,995
               FRN, #
                                                                                                       ------------------
                                                                                                                5,321,619
               ----------------------------------------------------------------------------------------------------------
               Total Corporate Notes & Bonds                                                                    9,058,247
               (Cost $9,058,247)
               ----------------------------------------------------------------------------------------------------------

               ASSET BACKED SECURITIES -- 1.7%
               Blue Heron Funding LTD,
     260,000     2.17%, 03/18/05, Ser. 2-A, Class A, FRN, #                                                       260,000
     175,000     2.24%, 05/27/05, Ser. 7-A, Class A1, FRN, #                                                      175,000
               Davis Square Funding LTD (Cayman Islands),
     120,000     2.09%, 01/05/05, Ser. 2004-2A, Class AMMB, FRN, (i) #                                            120,000
      48,000     2.11%, 01/05/05, Ser. 2004-2A, Class AMMA, FRN, (i) #                                             48,000
     100,000   Newcastle CDO LTD (Cayman Islands), 2.19%,                                                         100,000
               12/23/04, Ser. 3-A, Class 1-MM, FRN, (i)
      48,187   TIAA Retail Commercial Trust, 2.22%, 12/29/04,                                                      48,187
               Ser. 2003-1A, Class A1-MM, FRN
      85,000   Whitehawk Funding, LTD. (Cayman Islands), 1.81%,                                                    85,000
               06/15/05, Ser. 2004-1A, Class AMMB, FRN, (i) #
               ----------------------------------------------------------------------------------------------------------
               Total Asset Backed Securities                                                                      836,187
               (Cost $836,187)
               ----------------------------------------------------------------------------------------------------------

               COMMERCIAL PAPER -- 26.4%
               ASSET BACKED SECURITIES -- 16.5%
     655,000   Amsterdam Funding Corp., 2.10%, 12/20/04                                                           654,273
               Aquinas Funding LLC,
      90,000     2.05%, 01/21/05                                                                                   89,739
      75,000     1.88%, 02/14/05                                                                                   74,706

      37,000   Aspen Funding Corp., 1.82%, 12/13/04                                                                36,978
               Atlantis One Funding Corp.,
      78,900     1.95%, 12/20/04                                                                                   78,819
     107,673     1.79%, 01/10/05                                                                                  107,459
     120,239     1.87%, 02/01/05                                                                                  119,852
      50,890     1.88%, 02/02/05                                                                                   50,723
      98,105     2.43%, 05/16/05                                                                                   97,006
      77,148   Cancara Asset Securitization LTD (Channel Islands),                                                 77,094
               1.81%, 12/15/04
     100,000   Cantabric Finance LLC (United Kingdom), 2.28%,                                                      99,506
               02/17/05
               Charta Corp.,
      58,000     1.81%, 12/07/04                                                                                   57,983
      60,000     1.81%, 12/09/04                                                                                   59,976
      16,961   Ciesco LP, 1.89%, 12/13/04                                                                          16,950
     188,670   Compass Securitization LLC, 2.10%, 12/22/04                                                        188,439
     100,000   Crown Point Capital Co., LLC, 2.31%, 02/22/05                                                       99,467
     125,000   Dakota Certificate Program (Citibank Credit Card                                                   124,921
               Master Trust I), 1.90%, 12/13/04
     250,000   Descartes Funding Trust, 2.10%, 11/15/05                                                           250,000
      57,500   Dorada Finance, Inc., 2.33%, 02/22/05                                                               57,191
               Edison Asset Securitization LLC,
     491,757     1.88%, 02/01/05                                                                                  490,164
     175,000     2.23%, 02/10/05                                                                                  174,230
      66,006   Fairway Finance Corp., 2.10%, 12/20/04                                                              65,933
               FCAR Owner Trust,
     100,000     1.81%, 12/09/04                                                                                   99,960
      99,200     2.41%, 05/03/05                                                                                   98,184
      86,000   Galaxy Funding, Inc., 2.06%, 01/27/05                                                               85,719
               Gemini Funding Corp.,
      39,125     1.82%, 12/13/04                                                                                   39,101
     115,000     2.05%, 01/25/05                                                                                  114,640
     106,734   Giro Balanced Funding Corp., 2.30%, 02/22/05                                                       106,168
      74,820   Giro Funding U.S. Corp., 1.96%, 12/22/04                                                            74,734
     266,500   Giro Multi-Funding Corp., 2.08%, 12/20/04                                                          266,207
               Grampian Funding LLC,
     290,000     1.81%, 12/16/04                                                                                  289,781
     570,071     2.06%, 01/28/05                                                                                  568,178
     102,479     2.28%, 02/22/05                                                                                  101,940
     350,000     2.32%, 02/28/05                                                                                  347,992
     200,000     2.37%, 03/28/05                                                                                  198,460
     128,250     2.37%, 03/29/05                                                                                  127,254
               Greyhawk Funding LLC,
     100,000     2.28%, 02/18/05                                                                                   99,500
     129,000     2.43%, 05/17/05                                                                                  127,546
     125,100   K2 (USA) LLC, 1.88%, 02/08/05                                                                      124,649
     108,512   Kitty Hawk Funding Corp., 2.06%, 01/27/05                                                          108,158
     152,269   Liberty Street Funding Corp., 2.08%, 12/20/04                                                      152,102
      35,000   Links Finance LLC, 2.27%, 02/15/05                                                                  34,832
      64,893   Mont Blanc Capital Corp., 1.81%, 12/13/04                                                           64,854
      19,700   Name Funding, Inc., 1.96%, 12/20/04                                                                 19,680
      94,700   Newport Funding Corp., 2.06%, 01/24/05                                                              94,407
               Paradigm Funding LLC,
     122,302     1.81%, 12/13/04                                                                                  122,228
     100,000     2.27%, 02/18/05                                                                                   99,502
      35,000     2.28%, 02/22/05                                                                                   34,816
               Scaldis Capital LLC,
      98,887     2.09%, 01/31/05                                                                                   98,537
     100,553     2.11%, 02/01/05                                                                                  100,188
               Sigma Finance, Inc.,
     100,000     1.81%, 12/10/04                                                                                   99,955

     100,000     2.08%, 02/04/05                                                                                   99,624
               Silver Tower U.S. Funding LLC,
      69,000     1.82%, 12/06/04                                                                                   68,983
      45,000     1.82%, 12/09/04                                                                                   44,982
     200,000     2.07%, 01/25/05                                                                                  199,368
     145,000     2.07%, 01/26/05                                                                                  144,533
      93,000     2.43%, 05/13/05                                                                                   91,977
      85,000     2.43%, 05/19/05                                                                                   84,030
               Tango Finance Corp.,
      33,600     2.08%, 02/01/05                                                                                   33,480
      11,100     2.12%, 02/02/05                                                                                   11,059
               Thames Asset Global Securitization (TAGS),
     407,000     2.09%, 12/20/04                                                                                  406,549
      45,205     2.12%, 12/23/04                                                                                   45,146
      75,000   Tulip Funding Corp., 2.28%, 01/28/05                                                                74,725
                                                                                                       ------------------
                                                                                                                8,275,137
               BANKING -- 3.2%
     400,000   Abbey National North America Corp., 1.91%,                                                         399,596
               12/20/04
     100,000   Australia & New Zealand Banking Group LTD +                                                         99,681
               (Australia), 2.05%, 01/26/05
     193,600   Barclays U.S. Funding Corp., 2.05%, 12/20/04                                                       193,391
      38,061   Citibank Credit Card Issuance Trust, 2.10%,                                                         37,986
               01/04/05
     127,000   DNB NOR Bank ASA (Norway), 2.21%, 02/11/05                                                         126,440
      24,250   Santander Central Hispano SA (Spain), 1.50%,                                                        24,250
               12/01/04
      46,650   Spintab AB (Sweeden), 1.96%, 12/20/04                                                               46,602
     100,000   Swiss Re Financial Products Corp. (Switzerland),                                                    99,939
               1.83%, 12/13/04
               Westdeutsche Landesbank Girozentrale (Germany),
      90,000     1.81%, 12/10/04                                                                                   89,959
     100,000     2.12%, 01/14/05                                                                                   99,740
      90,000     2.43%, 05/16/05                                                                                   88,992
               Westpac Capital Corp. (Australia),
     200,000     2.05%, 01/25/05                                                                                  199,374
      80,000     2.37%, 03/22/05                                                                                   79,415
                                                                                                       ------------------
                                                                                                                1,585,365

               DIVERSIFIED -- 2.4%
               General Electric Capital Corp.,
     164,000     1.81%, 12/09/04                                                                                  163,934
     485,000     1.81%, 12/10/04                                                                                  484,781
     250,000     1.69%, 12/17/04                                                                                  249,812
      97,000     1.88%, 02/01/05                                                                                   96,686
     200,000     2.08%, 12/07/09                                                                                  200,000
                                                                                                       ------------------
                                                                                                                1,195,213
               FINANCIAL SERVICES -- 4.1%
     165,000   Bank of Ireland (Ireland), 2.30%, 02/24/05                                                         164,104
               Beta Finance, Inc.,
      27,900     2.06%, 01/27/05                                                                                   27,809
      66,000     2.05%, 01/28/05                                                                                   65,782
               Cafco LLC,
     124,000     1.81%, 12/08/04                                                                                  123,956
      22,700     1.89%, 12/10/04                                                                                   22,689
      74,000     1.81%, 12/14/04                                                                                   73,952
      23,500     1.99%, 01/10/05                                                                                   23,448
      50,000   Caisse D'Amortissement De La Dette Sociale                                                          49,987
               (France), 1.92%, 12/06/04
      55,510   CC USA, Inc., 2.06%, 01/25/05                                                                       55,335
     150,000   CGD North America Finance LLC, 2.10%, 12/20/04                                                     149,834
     257,000   Citigroup Global Markets Holdings, Inc., 1.54%,                                                    257,000

               12/01/04
               CRC Funding LLC,
     128,000     1.81%, 12/07/04                                                                                  127,961
      83,000     1.81%, 12/09/04                                                                                   82,967
      36,700     1.89%, 12/15/04                                                                                   36,673
      20,000     2.03%, 01/04/05                                                                                   19,962
      72,500     1.99%, 01/10/05                                                                                   72,340
               CXC, Inc.,
      86,000     1.81%, 12/14/04                                                                                   85,944
      53,422     1.99%, 01/07/05                                                                                   53,313
     100,000   Discover Card Master Trust, 1.91%, 12/13/04                                                         99,936
     370,000   Goldman Sachs Group, Inc., 1.99%, 02/24/05                                                         369,999
               Govco, Inc.,
      41,813     1.81%, 12/08/04                                                                                   41,798
      38,711     1.81%, 12/13/04                                                                                   38,688
                                                                                                       ------------------
                                                                                                                2,043,477
               INSURANCE -- 0.1%
      56,000   Irish Life & Permanent PLC (Ireland), 2.45%,                                                        55,356
               05/19/05
               TELECOMMUNICATIONS -- 0.1%
      50,000   BellSouth Corp., 1.92%, 12/16/04                                                                    49,960
               ----------------------------------------------------------------------------------------------------------
               Total Commercial Paper                                                                          13,204,508
               (Cost $13,204,508)
               ----------------------------------------------------------------------------------------------------------

               CERTIFICATES OF DEPOSIT -- 22.7%
     100,000   Alliance & Leicester PLC (United Kingdom)                                                          100,000
               (Yankee), 2.45%, 05/17/05
     625,000   Banco Bilbao Vizcaya Argentaria SA (Spain)                                                         625,001
               (Yankee), 1.70%, 12/21/04
     300,000   Banque Nationale de Paris/New York (Yankee),                                                       299,999
               1.52%, 12/08/04
     405,000   Barclays Bank PLC/New York (Yankee), 2.05%,                                                        405,000
               12/01/04
               Bayerische Landesbank/New York (Yankee),
      75,000     2.09%, 12/20/04, Floating Rate                                                                    74,999
     128,000     2.21%, 05/09/05, Floating Rate                                                                   128,023
               BNP Paribas (France) (Yankee),
     250,000     1.70%, 12/21/04                                                                                  250,000
     100,000     1.92%, 12/29/04                                                                                  100,000
     300,000     2.23%, 02/14/05                                                                                  300,000
     300,000     2.05%, 04/29/05                                                                                  299,976
               Canadian Imperial Bank of Commerce/New York
               (Yankee),
      30,000     1.58%, 12/08/04                                                                                   30,000
     100,000     2.13%, 05/31/05                                                                                   99,987
               Citibank N.A.,
     241,000     1.92%, 12/29/04                                                                                  241,000
     344,000     2.30%, 02/22/05                                                                                  344,000
     301,000     2.31%, 02/24/05                                                                                  301,000
     200,000   DEPFA Bank PLC (Ireland) (Yankee), 2.06%,                                                          199,998
               01/27/05
               Deutsche Bank AG (Germany) (Yankee),
     441,000     1.90%, 12/15/04                                                                                  441,000
     300,000     1.70%, 12/22/04                                                                                  300,000
     185,000     1.96%, 12/29/04                                                                                  185,001
     250,000     1.96%, 12/30/04                                                                                  250,002
     150,000   DNB NOR Bank ASA (Norway) (Yankee), 2.46%,                                                         150,003
               05/17/05
     150,000   Fortis Bank/New York (Yankee), 1.53%, 12/08/04                                                     149,999
               HBOS Treasury Services PLC (United Kingdom)
               (Yankee),

     142,000     1.90%, 12/15/04                                                                                  142,000
     385,000     1.90%, 02/09/05                                                                                  385,000
               HBOS Treasury Services PLC/New York (Yankee),
      25,000     1.98%, 03/14/05                                                                                   24,972
      40,000     2.10%, 03/31/05                                                                                   39,959
     139,000   HSBC Bank PLC (United Kingdom) (Yankee),                                                           138,999
               2.07%, 01/28/05
     441,000   ING Bank N.V. (The Netherlands) (Yankee), 1.90%,                                                   441,000
               12/15/04
     300,000   Landesbank Hessen-Thuringen Girozentrale                                                           300,000
               (Germany) (Yankee), 1.71%, 12/22/04
     100,000   Natexis Banques Populaires (France) (Yankee),                                                       99,982
               1.94%, 07/01/05
     200,000   Natexis Banques Populaires/New York (Yankee),                                                      200,000
               2.05%, 02/02/05
     260,000   Nordea Bank AB (Sweden) (Yankee), 1.90%,                                                           260,003
               02/09/05
     175,000   Royal Bank of Canada/New York (Yankee), 1.50%,                                                     175,000
               12/07/04
               Royal Bank of Scotland (United Kingdom) (Yankee),
     100,000     1.51%, 12/08/04                                                                                  100,000
      65,000     2.06%, 02/02/05                                                                                   64,999
     375,000     1.70%, 05/04/05                                                                                  374,976
     478,700     2.47%, 07/15/05                                                                                  478,649
               Societe Generale (France) (Yankee),
     265,000     1.92%, 12/20/04                                                                                  265,000
     150,000     1.12%, 12/23/04                                                                                  149,909
     460,000     2.49%, 07/15/05                                                                                  459,916
     500,000   Societe Generale/New York (Yankee), 2.04%,                                                         499,951
               05/10/05
      83,000   Svenska Handelsbanken (Sweden) (Yankee),                                                            82,984
               1.12%, Yankee CD12/10/04
               Toronto Dominion Bank (Canada) (Yankee),
     100,000     1.92%, 12/20/04                                                                                  100,000
      38,000     2.31%, 05/12/05                                                                                   37,999
     500,000   UniCredito Italiano SPA (Italy) (Yankee), 2.07%,                                                   500,000
               01/28/05
               Washington Mutual, Inc.,
     100,000     1.89%, 12/09/04                                                                                  100,000
     200,000     1.95%, 12/28/04                                                                                  200,000
     300,000   Wells Fargo & Co., 1.92%, 12/20/04                                                                 300,000
     100,000   Westdeutsche Landesbank Girozentrale (Germany)                                                     100,000
               (Yankee), 1.51%, 12/07/04
               ----------------------------------------------------------------------------------------------------------
               Total Certificates of Deposit                                                                   11,296,286
               (Cost $11,296,286)
               ----------------------------------------------------------------------------------------------------------

               TIME DEPOSITS -- 11.5%
     600,000   Bank of America Corp., 1.99%, 12/01/04                                                             600,000
     265,315   Branch Banking & Trust Co., 1.94%, 12/01/04                                                        265,315
     496,787   Calyon (France), 2.09%, 12/01/04                                                                   496,787
     400,000   CDC IXIS (France), 2.08%, 12/01/04                                                                 400,000
     750,000   Credit Suisse First Boston (Switzerland), 1.99%,                                                   750,000
               12/01/04
     520,000   Fifth Third Bank, 2.05%, 12/01/04                                                                  520,000
   1,200,000   National Australia Bank LTD (Australia), 2.08%,                                                  1,200,000
               12/01/04
               Societe Generale (France),
     400,000     1.95%, 12/01/04                                                                                  400,000
     580,669     2.00%, 12/01/04                                                                                  580,669

     300,000   State Street Bank & Trust Co., 2.00%, 12/01/04                                                     300,000
     209,396   Westdeutsche Landesbank Girozentrale (Germany),                                                    209,396
               2.09%, 12/01/04
               ----------------------------------------------------------------------------------------------------------
               Total Time Deposits                                                                              5,722,167
               (Cost $5,722,167)
               ----------------------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENT -- 14.8%
     400,000   Bear Stearns Securities, Inc., 2.08%, dated 11/30/04, due 12/01/04,                                400,000
                 repurchase price $400,023, collateralized by U.S. Government Agency
                 Securities
     900,000   Citigroup, Inc., 2.11%, dated 11/30/04, due 12/01/04,                                              900,000
                 repurchase price $900,052, collateralized by U.S. Government Agency
                 Securities
     600,000   Credit Suisse First Boston, Inc., 2.08%, dated                                                     600,000
                 11/30/04, due 12/01/04, repurchase price $600,034,
                 collateralized by U.S. Government Agency Securities
     800,000   Deutsche Bank Securities, Inc., 2.12%, dated 11/30/04, due 12/01/04,                               800,000
                 repurchase price $800,046, collaterized by U.S. Government Agency
                 Securities
      75,483   Goldman Sachs & Co.,2.07%, dated 11/30/04, due 12/01/04,                                            75,483
                 repurchase price $75,487, collateralized by U.S. Government Agency
                 Securities
   2,400,000   Goldman Sachs & Co.,2.07%, dated 11/30/04, due 12/01/04,                                         2,400,000
                 repurchase price $2,400,136, collateralized by U.S. Government Agency
                 Securities
     500,000   Greenwich Capital Markets, Inc., 2.08%, dated 11/30/04, due 12/01/04,                              500,000
                 repurchase price $500,028, collateralized by U.S. Government Agency
                 Securities
      47,082   Greenwich Capital Markets, Inc., 2.08%, dated 11/30/04, due 12/01/04,                               47,082
                 repurchase  price $47,085, collateralized by U.S. Government Agency
                 Securities
     250,000   Merrill Lynch & Co., 2.08%, dated 11/30/04, due 12/01/04,                                          250,000
                 repurchase price $250,014, collateralized by U.S. Government Agency
                 Securities
     500,000   Merrill Lynch & Co., 2.11%, dated 11/30/04, due 12/01/04,                                          500,000
                 repurchase price $500,029, collateralized by U.S. Government Agency
                 Securities
     500,000   Morgan Stanley & Co., 2.08%, dated 11/30/04, due 12/01/04,                                         500,000
                 repurchase price $500,029, collateralized by U.S. Government Agency
                 Securities
     419,168   UBS Warburg LLC, 2.08%, dated 11/30/04, due                                                        419,168
                 12/01/04, repurchase price $419,192, collateralized by U.S.
                 Government Agency Securities
               ----------------------------------------------------------------------------------------------------------
               Total Repurchase Agreement                                                                       7,391,733
               (Cost $7,391,733)
               ----------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.0%                                                             $       49,843,997
               (COST $49,843,997)
               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%^                                                       4,762
-------------------------------------------------------------------------------------------------------------------------
               NET ASSETS -- 100.0%                                                                    $       49,848,759
-------------------------------------------------------------------------------------------------------------------------

               Percentages indicated are based on net assets of $49,848,759.

ABBREVIATIONS:

#     - All or a portion of this security is a 144A or private
        placement security and can only be sold to qualified institutional buyers.
+     - All or a portion of this security is segregated with the custodian for
        TBA, when issued, delayed delivery securities and reverse repurchase agreements.
(i)   - Security is illiquid and may be difficult to sell.
DN    - Discount Note: The rate shown is the effective yield at the date of purchase.
FRN   - Floating Rate Note.  The maturity date shown is the actual maturity date.  The rate shown is the rate in effect
MTN   - Medium Term Note.
Ser.  - Series.


FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT.


          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C)JPMorgan Chase & Co., 2004.

                       JPMORGAN TAX FREE MONEY MARKET FUND

                 SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                                   (UNAUDITED)

          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C)JPMorgan Chase & Co., 2004.

JPMORGAN TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)

 PRINCIPAL
   AMOUNT      ISSUER                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS -100.0%
-------------------------------------------------------------------------------------------------------------------------

               STATE AND MUNICIPAL OBLIGATIONS -- 100.0%
               ALABAMA -- 0.9%
$     20,900   ABN AMRO Munitops Certificate Trust, Ser.                                               $           20,900
               2002-21, Rev., FRDO, MBIA, #, 1.40%, 01/01/05
         900   Alabama Special Care Facilities Financing Authority,                                                   900
               Montgomery Hospital, Rev., FRDO, FGIC, 1.57%,
               12/01/04
       5,000   Birmingham Airport Authority, Municipal Securities                                                   5,000
               Trust Receipts, Ser. SGA-47, Rev., FRDO, MBIA, #,
               1.72%, 12/03/04
      15,000   DCH Health Care Authority, Alabama Healthcare                                                       15,000
               Facilities, Rev., FRDO, 1.67%, 12/02/04
      10,000   Houston County Health Care Authority, FLOATS,                                                       10,000
               Ser. PT-879, Rev., FRDO, MBIA, 2.15%, 12/02/04
       2,385   Infirmary Health System Special Care Facilities                                                      2,385
               Financing Authority, Ser. A, Rev., FRDO, 1.67%,
               12/07/04
       5,735   Jefferson County, Sewer, EAGLE, Ser. 2002-6016,                                                      5,735
               Class A, Rev., FRDO, FGIC, 1.72%, 12/04/04
       1,300   Mobile County, IDA, PCR, ExxonMobil Project,                                                         1,300
               Rev., FRDO, 1.60%, 12/01/04
       5,800   Montgomery BMC Special Care Facilities Financing                                                     5,800
               Authority, Hospital, VHA Alabama, Inc., Ser. C,
               Rev., FRDO, AMBAC, 1.68%, 12/05/04
       9,000   Montgomery BMC Special Care Facilities Financing                                                     9,000
               Authority, Hospital, VHA Alabama, Inc., Ser. F, Rev.,
               FRDO, AMBAC, 1.68%, 12/01/04
      11,500   Phenix City, Alabama, IDB, Environmental                                                            11,500
               Improvement, Mead Coated Board Project, Ser. A,
               Rev., FRDO, 1.66%, 12/01/04
       4,000   Selma IDB, IDR, Specialty Minerals Project, Rev.,                                                    4,000
               FRDO, 1.78%, 12/02/04
       4,800   St. Clair County IDB, IDR, National Cement Co.,                                                      4,800
               Inc. Project II, Rev., FRDO, 2.25%, 12/03/04
       6,035   Tuscaloosa County Board of Education, Special                                                        6,035
               Tax, TAW, FRDO, 1.70%, 12/03/04
      33,000   University of Alabama, Hospital, Ser. B, Rev.,                                                      33,000
               FRDO, AMBAC, 1.60%, 12/01/04
                                                                                                       ------------------
                                                                                                                  135,355
               ALASKA -- 0.4%
       1,600   Alaska Housing Finance Corp., Floating Rate Trust                                                    1,600
               Receipts, Ser. L-25, Regulation D, Rev., FRDO,
               MBIA, 1.75%, 12/06/04
       9,535   Alaska Housing Finance Corp., Government                                                             9,535
               Purpose, Ser. B, Rev., FRDO, MBIA, 1.64%,
               12/04/04
      25,460   Alaska Housing Finance Corp., Housing                                                               25,460
               Development, Ser. D, Rev., FRDO, MBIA, 1.64%,
               12/07/04
      10,000   Alaska Housing Finance Corp., State Capital                                                         10,000
               Project, Ser. C, Rev., FRDO, MBIA, 1.67%,
               12/07/04
       2,700   Valdez, Alaska, Marine Terminal, Exxon Pipeline Co.                                                  2,700
               Project, Ser. A, Rev., FRDO, 1.60%, 12/01/04

       4,900   Valdez, Alaska, Marine Terminal, Exxon Pipeline Co.                                                  4,900
               Project, Ser. B, Rev., FRDO, 1.60%, 12/01/04
       1,250   Valdez, Alaska, Marine Terminal, Exxon Pipeline Co.                                                  1,250
               Project, Ser. C, Rev., FRDO, 1.60%, 12/01/04
                                                                                                       ------------------
                                                                                                                   55,445
               ARIZONA -- 1.4%
      42,500   Apache County IDA, IDR, Tucson Electric Power                                                       42,500
               Co., Ser. 83-B, Rev., FRDO, 1.68%, 12/05/04
       7,700   Apache County IDA, IDR, Tucson Electric Power                                                        7,700
               Co., Springerville, Rev., FRDO, 1.72%, 12/01/04
       4,200   Apache County IDA, IDR, Tuscon Electric Power                                                        4,200
               Co., Floating Rate Trust Receipts, Ser. 83-A, Rev.,
               FRDO, 1.72%, 12/02/04
      10,000   Arizona State University, Ser. A, Rev., FRDO,                                                       10,000
               AMBAC, 1.65%, 12/06/04
       5,000   Arizona State University, Ser. B, Rev., FRDO,                                                        5,000
               AMBAC, 1.64%, 12/06/04
       7,600   Coconino County Pollution Control Corp., Arizona                                                     7,600
               Public Service Co. Project, Rev., FRDO, 1.68%,
               12/01/04
       7,000   Eagle Tax Exempt Trust, Weekly Option Mode, Salt                                                     7,000
               River Project, FRDO, 1.72%, 12/06/04
       3,840   Maricopa County Public Finance Corp., Floating                                                       3,840
               Rate Certificates, Ser. 511, Rev., FRDO, AMBAC,
               1.71%, 12/07/04
       5,330   Phoenix IDA, Multi-Family Housing, CenterTree                                                        5,330
               Apartments Project, Ser. A, Rev., FRDO, 1.72%,
               12/03/04
      12,500   Phoenix, Arizona, 1.15%, 01/12/05                                                                   12,500
      12,500   Phoenix, Arizona, 1.70%, 03/11/05                                                                   12,500
      12,500   Phoenix, Arizona, 1.77%, 12/13/04                                                                   12,500
      25,000   Phoenix, Arizona, 1.80%, 01/18/05                                                                   25,000
      19,200   Pima County IDA, Tucscon Electric, Rev., FRDO,                                                      19,200
               1.68%, 12/01/04
      25,000   Salt River Project Agricultural Improvement & Power                                                 25,000
               District, Electric Systems, Floating Rate Receipts,
               Ser. SG-160, Rev., FRDO, 1.71%, 12/07/04
      16,200   University of Arizona, Main Campus & Research,                                                      16,200
               COP, Ser. A, Rev., FRDO, AMBAC, 1.66%,
               12/03/04
       4,100   University of Arizona, Student Union Bookstore,                                                      4,100
               COP, Ser. B,  FRDO, AMBAC, 1.66%, 12/02/04
                                                                                                       ------------------
                                                                                                                  220,170
               ARKANSAS -- 0.0%
       5,500   Columbia County, Solid Waste Disposal, Albemarle                                                     5,500
               Corp. Project, Rev., FRDO, 1.76%, 12/02/04
               CALIFORNIA -- 10.2%
      15,930   Abag Finance Authority for Nonprofit Corps, Lucile                                                  15,930
               Salter Packard Project, COP, FRDO, 1.65%,
               12/03/04
       5,000   ABN AMRO Munitops Certificate Trust, Ser. 2002-9,                                                    5,000
               GO, FRDO, MBIA, 1.91%, 01/01/05
       6,995   ABN AMRO Munitops Certificate Trust, Ser.                                                            6,995
               2003-11, GO, FRDO, FSA, 1.69%, 12/05/04
      13,300   Access to Loans for Learning Student Loan Corp.,                                                    13,300
               Ser. II-A-7, Rev., FRDO, 1.80%, 09/01/05
       2,000   Alvord Unified School District, Food Services Bridge                                                 2,000
               Funding Program, COP, FRDO, FSA, 1.62%,
               12/06/04
       4,000   Auburn Union School District, COP, FRDO, FSA,                                                        4,000
               1.67%, 12/06/04
      21,200   Azusa Unified School District, School Facility Bridge                                               21,200
               Funding Program, COP, FRDO, FSA, 1.62%,
               12/03/04
      18,600   Bay Area Toll Authority, Toll Bridge, San Francisco                                                 18,600

               Bay Area, Ser. C, Rev., FRDO, AMBAC, 1.64%,
               12/06/04
       2,705   California Economic Development Financing                                                            2,705
               Authority, IDR, Standard Abrasives Manufacturing
               Project, Rev., FRDO, 1.70%, 12/01/04
      17,790   California Educational Facilities Authority, University                                             17,790
               of San Francisco, Rev., FRDO, 1.67%, 12/07/04
      20,000   California Housing Finance Agency, FLOATS, Ser.                                                     20,000
               MT-036, Rev., FRDO, 1.75%, 12/01/04
       1,405   California Housing Finance Agency, Home                                                              1,405
               Mortgage, Ser. M, Rev., FRDO, 1.66%, 12/01/04
      20,700   California Housing Finance Agency, Home                                                             20,700
               Mortgage, Ser. M, Rev., FRDO, 1.70%, 12/01/04
      20,000   California Housing Finance Agency, Home                                                             20,000
               Mortgage, Ser. M, Rev., FRDO, 1.70%, 12/01/04
       2,990   California Housing Finance Agency, Home                                                              2,990
               Mortgage, Ser. U, Rev., FRDO, FSA, 1.70%,
               12/01/04
      18,000   California Housing Finance Agency, Housing                                                          18,000
               Program, Ser. A, Rev., FRDO, 1.67%, 02/01/05
       6,000   California Infrastructure & Economic Development                                                     6,000
               Bank, IDR, Elite Leather Co. Project, Rev., FRDO,
               1.77%, 12/01/04
       1,610   California Infrastructure & Economic Development                                                     1,610
               Bank, IDR, Pleasant Mattress, Inc. Project, Ser. A,
               Rev., FRDO, 1.70%, 12/04/04
       1,710   California Infrastructure & Economic Development                                                     1,710
               Bank, IDR, Standard Abrasive Manufacturing Project,
               Ser. A, Rev., FRDO, 1.70%, 12/06/04
       4,100   California PCFA, Authorized Exempt Facilities,                                                       4,100
               ExxonMobil Project, Rev., FRDO, 1.52%, 12/01/04
         400   California PCFA, PCR, ExxonMobil Project, Rev.,                                                        400
               FRDO, 1.47%, 12/01/04
       2,750   California PCFA, PCR, U.S. Borax, Inc. Project,                                                      2,750
               Ser. A, Rev., FRDO, 1.66%, 12/03/04
       4,900   California State Department of Water Resources,                                                      4,900
               Power Supply, Ser. B-5, Rev., FRDO,
               1.62%, 12/01/04
       5,300   California State Department of Water Resources,                                                      5,300
               Power Supply, Ser. B-3, Rev., FRDO, 1.66%,
               12/01/04
      22,500   California State Department of Water Resources,                                                     22,500
               Power Supply, Ser. B-4, Rev., FRDO, 1.63%,
               12/01/04
       2,700   California State Department of Water Resources,                                                      2,700
               Power Supply, Ser. B-6, Rev., FRDO, 1.64%,
               12/01/04
      27,205   California State Department of Water Resources,                                                     27,205
               Power Supply, Ser. C-10, Rev., FRDO, 1.64%,
               12/02/04
       2,950   California State Department of Water Resources,                                                      2,950
               Power Supply, Ser. C-12, Rev., FRDO, 1.62%,
               12/02/04
      28,545   California State Department of Water Resources,                                                     28,545
               Power Supply, Ser. C-9, Rev., FRDO, 1.62%,
               12/02/04
      12,300   California State Economic Recovery, Ser. C-6,                                                       12,300
               Rev., FRDO, 1.63%, 12/01/04
      19,730   California State Economic Recovery, Ser. C-7,                                                       19,730
               Rev., FRDO, 1.63%, 12/01/04
       1,275   California State Public Works Board, FLOATS, Ser.                                                    1,275
               PA-814, Rev., FRDO, MBIA, 1.69%, 12/02/04
       7,920   California State, Economic Recovery, FLOATS,                                                         7,920
               Ser. 927, GO, FRDO, MBIA, 1.70%, 01/01/05
      12,000   California State, Economic Recovery, FLOATS,                                                        12,000
               Ser. 932, Rev., FRDO, MBIA, 1.70%, 01/01/05
      18,745   California State, Economic Recovery, FLOATS,                                                        18,745

               Ser. 933, GO, FRDO, 1.73%, 01/01/05
       5,450   California State, Economic Recovery, FLOATS,                                                         5,450
               Ser. L20J, Regulation D, Rev., FRDO, 1.72%,
               01/01/05
      20,000   California State, Economic Recovery, Ser. C-10,                                                     20,000
               Rev., FRDO, 1.67%, 12/02/04
      20,800   California State, Economic Recovery, Ser. C-11,                                                     20,800
               Rev., FRDO, 1.64%, 12/02/04
      25,000   California State, Economic Recovery, Ser. C-16,                                                     25,000
               Rev., FRDO, 1.65%, 12/02/04
      37,995   California State, Economic Recovery, Ser. C-19,                                                     37,995
               Rev., FRDO, 1.65%, 12/02/04
      10,200   California State, Economic Recovery, Ser. C-3,                                                      10,200
               Rev., FRDO, 1.62%, 12/01/04
      10,625   California State, Economic Recovery, Ser. C-8,                                                      10,625
               Rev., FRDO, 1.66%, 12/01/04
      33,400   California State, Economic Recovery, Ser. C-9,                                                      33,400
               Rev., FRDO, 1.66%, 12/01/04
      16,800   California State, Floating Rate, Ser. C-2, GO,                                                      16,800
               FRDO, 1.63%, 12/02/04
       5,000   California State, FLOATS, Ser. PA-594, GO, FRDO,                                                     5,000
               1.69%, 12/04/04
      21,445   California State, FLOATS, Ser. PT-990, GO, FRDO,                                                    21,445
               MBIA-IBC, 1.69%, 12/05/04
       2,000   California State, Kindergarten, Ser. A-5, GO, FRDO,                                                  2,000
               1.63%, 12/01/04
      25,000   California State, Kindergarten, Ser. A-7, GO, FRDO,                                                 25,000
               1.68%, 12/06/04
      56,400   California State, Kindergarten, Ser. B-2, GO, FRDO,                                                 56,400
               1.66%, 12/01/04
      11,200   California State, Municipal Securities Trust Receipts,                                              11,200
               Ser. SGA-135, GO, FRDO, AMBAC, 1.72%,
               12/01/04
       4,200   California State, Municipal Securities Trust Receipts,                                               4,200
               Ser. SGA-58, Rev., FRDO, FGIC, 1.69%, 12/07/04
     183,200   California State, Ser. A, Rev., RAN, 3.00%,                                                        184,530
               06/30/05
      22,000   California State, Ser. B, Rev., RAN, 4.50%,                                                         22,339
               06/30/05
       1,700   California Statewide Communities Development                                                         1,700
               Authority, COP, FLOATS, Ser. 909, FRDO, MBIA,
               1.69%, 12/05/04
      20,905   California Statewide Communities Development                                                        20,905
               Authority, Multi-Family Housing, Arbor Ridge
               Apartments, Ser. X, Rev., FRDO, 1.65%, 12/04/04
      12,000   California Statewide Communities Development                                                        12,000
               Authority, Museum of Art Project, Ser. C, Rev.,
               FRDO, FGIC, 1.62%, 12/01/04
       7,300   Camarillo, California, Multi-Family Housing, Heritage                                                7,300
               Park, Ser. A, Rev., FRDO, 1.65%, 12/04/04
      18,800   Charter Mac Floater Certificate Trust I, Ser. CAL-1,                                                18,800
               MBIA, 1.74%, 12/06/04
       7,300   Charter Mac Floater Certificate Trust I, Ser. CAL-2,                                                 7,300
               Rev., FRDO, MBIA, 1.74%, 12/06/04
       3,200   Chino Basin Regional Financing Authority, Inland                                                     3,200
               Empire Utilities, Ser. A, Rev., FRDO, AMBAC,
               1.62%, 12/01/04
       2,300   Colton Redevelopment Agency, Multi-Family                                                            2,300
               Housing, 1985 Issue A, Rev., FRDO, 1.68%,
               12/07/04
         600   East Bay Municipal Utility District, Water Systems,                                                    600
               Sub Ser. A, Rev., FRDO, FSA, 1.62%, 12/05/04
       3,155   East Bay Municipal Utility District, Water Systems,                                                  3,155
               Sub Ser. B, Rev., FRDO, FSA, 1.62%, 12/05/04
       2,600   Eastern Municipal Water District, Water & Sewer,                                                     2,600
               COP, Ser. B, FRDO, MBIA, 1.62%, 12/01/04
       1,800   Fremont, California, Multi-Family Housing,                                                           1,800

               Creekside Village Apartments, Ser. D, Rev., FRDO,
               1.62%, 12/07/04
       4,004   Glendale, California, Hospital, FLOATS, Ser. 590,                                                    4,004
               Rev., FRDO, MBIA, 1.72%, 12/05/04
       6,360   Huntington Beach Union High School District,                                                         6,360
               School Bridge Funding Program, COP, FRDO, FSA,
               1.64%, 12/01/04
       1,200   Irvine Ranch Water District, Consolidated Bonds,                                                     1,200
               Rev., FRDO, 1.64%, 12/01/04
         400   Irvine Ranch Water District, Improvement District                                                      400
               No. 282, Ser. A, GO, FRDO, 1.62%, 12/01/04
         200   Irvine Ranch Water District, No. 102, 103, 105 &                                                       200
               106, GO, FRDO, 1.63%, 12/01/04
         750   Irvine Unified School District, Community Facilities                                                   750
               District No. 01-1, Special Tax, FRDO, 1.63%,
               12/01/04
         541   Irvine, California, Improvement Bond Act of 1915,                                                      541
               Assessment District No. 00-18, Ser. A, Special
               Assessment, FRDO, 1.63%, 12/01/04
         200   Irvine, California, Improvement Bond Act of 1915,                                                      200
               Assessment District No. 03-19, Ser. A, Special
               Assessment, FRDO, 1.63%, 12/01/04
         660   Irvine, California, Improvement Bond Act of 1915,                                                      660
               Assessment District No. 87-8, Special Assessment,
               FRDO, 1.64%, 12/01/04
         600   Irvine, California, Improvement Bond Act of 1915,                                                      600
               Assessment District No. 94-15, Special Assessment,
               Rev., FRDO, 1.63%, 12/01/04
         100   Lodi, California, Electric Systems, COP, Ser. A,                                                       100
               FRDO, MBIA, 1.62%, 12/01/04
      27,045   Long Beach Bond Finance Authority, Tax Allocation,                                                  27,045
               FLOATS, Ser. 812, Class D, FRDO, AMBAC, 1.69%,
               12/02/04
      17,400   Long Beach, California, Ser. A, Rev., MBIA, 1.67%,                                                  17,400
               12/03/04
       6,660   Los Angeles Community College District, Ser.                                                         6,660
               II-R-71, GO, FRDO, MBIA, 1.70%, 02/01/05
       5,300   Los Angeles Community Redevelopment Agency,                                                          5,300
               Multi-Family Housing, Second & Central Apartments
               Project, Ser. A, Rev., FRDO, 1.65%, 12/03/04
       3,200   Los Angeles Community Redevelopment Agency,                                                          3,200
               Multi-Family Housing, Security Building Project, Ser.
               A, Rev., FRDO, 1.67%, 12/06/04
      15,000   Los Angeles Convention & Exhibit Center Authority,                                                  15,000
               Ser. D, Rev., FRDO, AMBAC, 1.64%, 12/05/04
       4,000   Los Angeles County Housing Authority, Multi-Family                                                   4,000
               Housing, Malibu Meadows II, Ser. C, Rev., FRDO,
               1.65%, 12/03/04
      12,910   Los Angeles County, Pension Obligation, Ser. A,                                                     12,910
               Rev., FRDO, AMBAC, 1.62%, 12/06/04
      10,525   Los Angeles County, Pension Obligation, Ser. B,                                                     10,525
               Rev., FRDO, AMBAC, 1.62%, 12/06/04
       3,100   Los Angeles County, Pension Obligation, Ser. C,                                                      3,100
               Rev., FRDO, AMBAC, 1.62%, 12/06/04
       2,500   Los Angeles County, Ser. A, TRAN, 3.00%,                                                             2,520
               06/30/05
         185   Los Angeles Department of Water & Power,                                                               185
               FLOATS, Ser. PT-1949, Rev., 1.69%, 12/02/04
       3,000   Los Angeles Department of Water & Power,                                                             3,000
               Waterworks, Sub Ser. B-2, Rev., FRDO, 1.63%,
               12/01/04
       1,000   Los Angeles Department of Water & Power,                                                             1,000
               Waterworks, Sub Ser. B-4, Rev., FRDO, 1.62%,
               12/02/04
      10,100   Los Angeles Harbor Department, 1.80%, 12/07/04                                                      10,100
       1,995   Los Angeles Unified School District, FLOATS, Ser.                                                    1,995
               PA-1115, GO, FRDO, FSA, 1.69%, 12/02/04

         195   Los Angeles Unified School District, FLOATS, Ser.                                                      195
               PA-1118, GO, FRDO, MBIA, 1.69%, 12/02/04
      10,000   Los Angeles, California, 1.85%, 04/07/05                                                            10,000
       8,800   Los Angeles, California, Multi-Family Housing,                                                       8,800
               Fountain Park Project, Ser. A, Rev., FRDO, 1.67%,
               12/01/04
       1,990   Los Angeles, California, Water & Power, Ser.                                                         1,990
               RR-II-R-4510, Rev., FRDO, MBIA, 1.70%, 12/02/04
       4,000   Manteca Financing Authority, Municipal Securities                                                    4,000
               Trust Receipts, Ser. SGA-147, Rev., FRDO, MBIA,
               1.69%, 12/06/04
      37,100   Metropolitan Water District of Southern California,                                                 37,100
               Ser. B-1, Rev., FRDO, 1.62%, 12/07/04
      30,700   Metropolitan Water District of Southern California,                                                 30,700
               Ser. B-2, Rev., FRDO, 1.62%, 12/07/04
       1,500   Metropolitan Water District of Southern California,                                                  1,500
               Waterworks, Ser. B-1, Rev., FRDO, 1.63%,
               12/01/04
      10,400   Metropolitan Water District of Southern California,                                                 10,400
               Waterworks, Ser. B-2, Rev., FRDO, 1.60%,
               12/01/04
      15,700   Metropolitan Water District of Southern California,                                                 15,700
               Waterworks, Ser. B-3, Rev., FRDO, 1.62%,
               12/01/04
       4,000   Metropolitan Water District of Southern California,                                                  4,000
               Waterworks, Ser. B-4, Rev., FRDO, 1.62%,
               12/06/04
       2,900   Metropolitan Water District of Southern California,                                                  2,900
               Waterworks, Ser. C-1, Rev., FRDO, 1.62%,
               12/02/04
      28,300   Metropolitan Water District of Southern California,                                                 28,300
               Waterworks, Ser. C-2, Rev., FRDO, 1.60%,
               12/01/04
         710   Metropolitan Water District of Southern California,                                                    710
               Waterworks, Ser. C-2, Rev., FRDO, 1.62%,
               12/03/04
      10,000   Metropolitan Water District of Southern California,                                                 10,000
               Waterworks, Ser. C-3, Rev., FRDO, 1.60%,
               12/02/04
       5,600   Morgan Hill Unified School District, Floating Rate                                                   5,600
               Receipts, Ser. SG-145, GO, FRDO, FGIC, 1.69%,
               12/02/04
      22,495   Municipal Securities Trust Certificates, Ser. 2000-96,                                              22,495
               Class A, GO, FRDO, AMBAC, #, 1.69%, 12/06/04
      20,860   Municipal Securities Trust Certificates, Ser.                                                       20,860
               2001-118, Class A, GO, FRDO, FGIC, #, 1.72%,
               12/01/04
       7,700   Municipal Securities Trust Certificates, Ser.                                                        7,700
               2001-135, Class A, GO, FRDO, FGIC, #, 1.72%,
               12/01/04
       7,970   Municipal Securities Trust Certificates, Ser.                                                        7,970
               2001-136, Class A, Rev., FRDO, FGIC, #, 1.72%,
               12/01/04
         600   Orange County Sanitation District, COP, Ser. A,                                                        600
               FRDO, 1.64%, 12/01/04
         960   Orange County Sanitation District, COP, Ser. B,                                                        960
               FRDO, 1.64%, 12/01/04
       3,900   Orange County, Apartment Development Corp.,                                                          3,900
               Bear Brand Apartments Project, Ser. Z, Rev., FRDO,
               1.62%, 12/02/04
      14,000   Orange County, Apartment Development Corp.,                                                         14,000
               Seaside Meadow, Ser. C, Rev., FRDO, 1.62%,
               12/06/04
      10,900   Orange County, Apartment Development Corp.,                                                         10,900
               Wood Canyon Villas, Issue E, Rev., FRDO, 1.62%,
               12/04/04
       2,150   Orange County, Improvement Bond Act of 1915,                                                         2,150
               Assessment District No. 1, Ser. A, Special

               Assessment, FRDO, 1.64%, 12/01/04
      18,515   Pasadena Community Development Commission,                                                          18,515
               Multi-Family Housing, Holly Street Apartments, Ser.
               A, Rev., FRDO, 1.65%, 12/06/04
       4,600   Pittsburg, California, Multi-Family Mortgage,                                                        4,600
               Fountain, Ser. A, Rev., FRDO, 1.65%, 12/04/04
      15,890   Port of Oakland, Trust Receipts, Ser. 5, Class F,                                                   15,890
               Rev., FRDO, FGIC, 1.68%, 12/02/04
      27,300   Poway Unified School District, School Facilities                                                    27,300
               Funding Program, COP, FRDO, FSA, 1.62%,
               12/02/04
      10,600   Poway Unified School District, School Facilities                                                    10,600
               Funding Program, COP, FRDO, FSA, 1.62%,
               12/02/04
       9,000   Riverside County Asset Leasing Corp., Southwest                                                      9,000
               Justice Center, Ser. B, Rev., FRDO, MBIA, 1.62%,
               12/01/04
       3,000   Riverside County, California, Riverside County                                                       3,000
               Public Facilities, COP, Ser. B, FRDO, 1.50%,
               12/02/04
       1,200   Riverside Unified School District, School Facility                                                   1,200
               Bridge Program, COP, FRDO, FSA, 1.62%,
               12/07/04
       1,900   Sacramento County Housing Authority, Multi-Family                                                    1,900
               Housing, Ashford, Ser. D, Rev., FRDO, 1.65%,
               12/02/04
      14,000   San Diego County & School District, Ser. A, GO,                                                     14,148
               TRAN, 3.25%, 07/25/05
       5,000   San Diego Unified School District, FLOATS, Ser.                                                      5,000
               964-D, GO, FRDO, MBIA, 1.69%, 01/01/05
       7,000   San Diego, California, 1.30%, 12/09/04                                                               7,000
      13,300   San Francisco City & County Airports Commission,                                                    13,300
               International Airport, Municipal Securities Trust
               Receipts, Ser. SGA-50, Rev., FRDO, MBIA, 1.73%,
               12/04/04
      20,600   San Jose, California, Multi-Family Housing, Evans                                                   20,600
               Lane Apartments, Ser. H, Rev., FRDO, 1.65%,
               12/07/04
       1,800   San Jose, California, Multi-Family Housing, Villa                                                    1,800
               Monterey Apartments, Ser. F, Rev., FRDO, 1.70%,
               12/06/04
         500   San Leandro, California, Multi-Family Housing,                                                         500
               Parkside, Rev., FRDO, 1.63%, 12/02/04
      16,055   San Mateo County Housing Authority, Multi-Family                                                    16,055
               Mortgage, FLOATS, Ser. PT-704, Rev., FRDO,
               1.75%, 12/02/04
      22,350   Santa Cruz County Board of Education, GO, TRAN,                                                     22,464
               2.50%, 06/30/05
       8,500   Santa Cruz County, Ser. A, GO, TRAN, 3.00%,                                                          8,569
               07/06/05
       4,735   Southern California Home Financing Authority,                                                        4,735
               Single Family Housing, Ser. A, Rev., FRDO, 1.70%,
               12/05/04
       9,000   Southern California Home Financing Authority,                                                        9,000
               Single Family Mortgage, Ser. B, Rev., FRDO, 1.45%,
               12/05/04
       6,200   Southern California Public Power Authority, Southern                                                 6,200
               Transmission Project, Rev., FRDO, AMBAC, 1.62%,
               12/06/04
       3,960   West Contra Costa Unified School District,                                                           3,960
               FLOATS, Ser. PT-1828, GO, FRDO, FGIC, 1.69%,
               12/05/04
         500   Western Riverside County, California, Regional                                                         500
               Wastewater Authority, Regional Wastewater
               Treatment, Rev., FRDO, 1.64%, 12/01/04
                                                                                                       ------------------
                                                                                                                1,595,520

               COLORADO -- 1.6%
       6,750   Adams County Housing Authority, Multi-Family                                                         6,750
               Housing, Semper Village Apartments Project, Ser. A,
               Rev., FRDO, 1.72%, 12/02/04
       7,100   Arapahoe County, Multi-Family Housing, Highline                                                      7,100
               Oaks Apartments, Rev., FRDO, 1.65%, 12/02/04
      11,310   Arapahoe County, Multi-Family Housing, Rental                                                       11,310
               Housing, Hunters Run, Rev., FRDO, 1.68%,
               12/07/04
       2,670   Arvada, Colorado, Rev., FRDO, FSA, 1.85%,                                                            2,670
               12/01/04
       9,850   Broomfield, Colorado, COP, FLOATS, Ser. PT-1643,                                                     9,850
               FRDO, AMBAC, 1.40%, 12/05/04
       1,600   Colorado Housing & Finance Authority, Multi-Family                                                   1,600
               Housing, Diamond Project, Rev., FRDO, 1.69%,
               12/07/04
       4,880   Colorado Housing & Finance Authority, Ser. AA-3,                                                     4,880
               Class I, Rev., FRDO, 1.70%, 12/01/04
       3,150   Colorado Springs, Colorado, The Colorado College,                                                    3,150
               Rev., FRDO, 1.67%, 12/07/04
         690   Colorado Springs, Colorado, Utilities, FLOATS, Ser.                                                    690
               PT-367, FRDO, 1.72%, 12/01/04
      16,000   Colorado State Education Loan Program, FLOATS,                                                      16,000
               Ser. L48J, Regulation D, Rev., FRDO, 1.75%,
               12/05/04
      45,000   Colorado State General Fund, Rev., TRAN, 3.00%,                                                     45,356
               06/27/05
       2,500   Colorado Student Obligation Bond Authority, Student                                                  2,500
               Loans, Senior Lien, Ser. A-3, Rev., FRDO, AMBAC,
               1.73%, 12/01/04
      31,155   Denver City & County, Airport, Floating Rate                                                        31,155
               Certificates, Ser. 153, Rev., FRDO, MBIA, 1.15%,
               12/02/04
       5,000   Denver City & County, Airport, Floating Rate                                                         5,000
               Certificates, Ser. N-12, Regulation D, Rev., FRDO,
               FGIC, 1.80%, 12/07/04
       4,985   Denver City & County, Airport, Ser. ROC-II-R-98,                                                     4,985
               Rev., FRDO, FSA, 1.76%, 12/02/04
       5,000   Denver City & County, Wellington E. Web Project,                                                     5,000
               COP, Ser. C-3, FRDO, AMBAC, 1.68%, 12/03/04
      12,500   Denver Urban Renewal Authority, Tax Increment,                                                      12,500
               FLOATS, Ser. PT-999, Tax Allocation, FRDO, 1.77%,
               12/01/04
      10,000   Douglas County, Multi-Family Housing, Autumn                                                        10,000
               Chase Project, Rev., FRDO, 1.68%, 12/06/04
       3,615   Lower Colorado River Authority, FLOATS, Ser.                                                         3,615
               PT-1523, Rev., FRDO, MBIA, 1.71%, 12/02/04
       8,670   Park Creek Metropolitan District, FLOATS, Ser.                                                       8,670
               PT-2321, GO, FRDO, 1.77%, 12/01/04
       8,500   Regional Transportation District, 1.20%, 12/08/04                                                    8,500
      15,500   Regional Transportation District, 1.20%, 12/08/04                                                   15,500
       7,015   Thornton, Colorado, COP, Ser. RR-II-R-1052,                                                          7,015
               FRDO, AMBAC, 1.70%, 06/01/05
      20,000   University of Colorado Hospital Authority, Ser. A,                                                  20,000
               Rev., FRDO, FSA, 1.65%, 12/01/04
                                                                                                       ------------------
                                                                                                                  243,796
               CONNECTICUT -- 0.3%
       1,190   Connecticut State Health & Educational Facilities                                                    1,190
               Authority, Community Renewal Team, Ser. A, Rev.,
               FRDO, 1.67%, 12/06/04
      30,785   Connecticut State Health & Educational Facilities                                                   30,785
               Authority, FLOATS, Ser. 891, Rev., FRDO, FGIC,
               1.73%, 12/02/04
       7,500   Connecticut State Health & Educational Facilities                                                    7,500
               Authority, Health Care Capital Asset, Ser. A-1, Rev.,
               FRDO, 1.66%, 12/01/04

       2,625   Connecticut State Housing Finance Authority,                                                         2,625
               Housing Mortgage Finance Program, Sub Ser. D-3,
               Rev., FRDO, AMBAC, 1.60%, 12/02/04
       5,495   Connecticut State, FLOATS, Ser. PA-1056, GO,                                                         5,495
               FRDO, FSA, 1.68%, 12/03/04
       4,945   Connecticut State, FLOATS, Ser. PA-879-R, GO,                                                        4,945
               FRDO, 1.68%, 12/04/04
                                                                                                       ------------------
                                                                                                                   52,540
               DELAWARE -- 0.8%
       7,000   Delaware River & Bay Authority, Ser. B, Rev.,                                                        7,000
               FRDO, AMBAC, 1.63%, 12/03/04
      45,000   Delaware State Economic Development Authority,                                                      45,000
               Hospital Billing & Collections, Ser. C, Rev., FRDO,
               AMBAC, 1.63%, 12/07/04
      45,410   Delaware State Economic Development Authority,                                                      45,410
               Hospital Billing, Ser. B, Rev., FRDO, AMBAC, 1.63%,
               12/07/04
      12,300   Delaware State, Ser. A, GO, 3.00%, 01/01/05                                                         12,317
       8,285   University of Delaware, Ser. B, Rev., FRDO,                                                          8,285
               1.65%, 12/01/04
                                                                                                       ------------------
                                                                                                                  118,012
               DISTRICT OF COLUMBIA -- 2.3%
       5,500   District of Columbia, 1.83%, 02/02/05                                                                5,500
         525   District of Columbia Housing Finance Agency,                                                           525
               Floating Rate Receipts, Ser. L-1, Regulation D, Rev.,
               FRDO, 1.75%, 12/03/04
       7,180   District of Columbia Housing Finance Agency,                                                         7,180
               FLOATS, Ser. PT-1381, Rev., FRDO, 1.71%,
               12/05/04
       3,165   District of Columbia Housing Finance Agency,                                                         3,165
               Multi-Family Housing, Trenton Park Apartments
               Project, Rev., FRDO, 1.84%, 12/01/04
       5,970   District of Columbia Water & Sewer Authority,                                                        5,970
               Public Utilities, FLOATS, Ser. PT-373, Rev., FRDO,
               FSA, 1.71%, 12/05/04
       2,600   District of Columbia, American Psychology                                                            2,600
               Association, Rev., FRDO, 1.74%, 12/02/04
      29,605   District of Columbia, American University Issue,                                                    29,605
               Rev., FRDO, AMBAC, 1.70%, 12/03/04
      12,000   District of Columbia, American University Issue,                                                    12,000
               Ser. A, Rev., FRDO, AMBAC, 1.70%, 12/06/04
       7,500   District of Columbia, Enterprise Zone, House on F                                                    7,500
               Street Project, Rev., FRDO, 1.78%, 12/03/04
      23,685   District of Columbia, George Washington                                                             23,685
               University, Ser. C, Rev., FRDO, MBIA, 1.70%,
               12/07/04
      10,000   District of Columbia, Medstar University Hospital,                                                  10,115
               Ser. B, Rev., FRDO, (p), 6.63%, 02/15/05
       2,255   District of Columbia, National Children's Center,                                                    2,255
               Inc., Rev., FRDO, 1.69%, 12/05/04
       4,200   District of Columbia, National Geographic Society,                                                   4,200
               Rev., FRDO, 1.66%, 12/03/04
      12,700   District of Columbia, Pooled Loan Program, Ser. A,                                                  12,700
               Rev., FRDO, 1.69%, 12/07/04
      26,880   District of Columbia, Ser. A, GO, FRDO, FSA,                                                        26,880
               1.70%, 12/01/04
      22,900   District of Columbia, Ser. B, GO, FRDO, FSA,                                                        22,900
               1.70%, 12/01/04
      28,500   District of Columbia, Ser. C, GO, FRDO, FGIC,                                                       28,500
               1.67%, 12/04/04
       9,935   District of Columbia, Ser. D, GO, FRDO, FGIC,                                                        9,935
               1.67%, 12/04/04
         600   District of Columbia, Ser. D-1, GO, FRDO, 1.64%,                                                       600
               12/07/04
       7,690   District of Columbia, Smithsonian Museum, Ser. B,                                                    7,690

               Rev., FRDO, 1.65%, 12/07/04
       6,155   Eagle Tax Exempt Trust, Weekly Option Mode,                                                          6,155
               District of Columbia, Water & Sewer, Ser. 98-5202,
               FRDO, #, 1.72%, 12/02/04
      46,500   Metropolitan Washington Airports Authority, 1.30%,                                                  46,500
               01/11/05
      10,600   Metropolitan Washington Airports Authority, 1.81%,                                                  10,600
               12/09/04
      10,000   Metropolitan Washington Airports Authority, 1.83%,                                                  10,000
               02/02/05
      15,500   Metropolitan Washington Airports Authority, 1.86%,                                                  15,500
               03/01/05
      45,000   Metropolitan Washington Airports Authority, 1.67%,                                                  45,000
               01/28/05
                                                                                                       ------------------
                                                                                                                  357,260
               FLORIDA -- 3.4%
       9,345   ABN AMRO Munitops Certificate Trust, Ser. 2003-6,                                                    9,345
               Rev., FRDO, MBIA, 1.02%, 04/01/05
      25,530   Alachua County Health Facilities Authority,                                                         25,530
               FLOATS, Ser. PT-834, Rev., FRDO, MBIA, 1.70%,
               12/06/04
      10,520   Brevard County Health Facilities Authority,                                                         10,520
               Wuesthoff Memorial Hospital Project, Rev., FRDO,
               1.68%, 12/06/04
       5,000   Broward County, Professional Sports Facility,                                                        5,000
               Municipal Securities Trust Receipts, Ser. SGA-38,
               Rev., FRDO, MBIA, 1.69%, 12/07/04
      10,000   Collier County, 1.65%, 12/08/04                                                                     10,000
       6,885   Collier County, Health Facilities Authority, The                                                     6,885
               Moorings, Inc. Project, Rev., FRDO, 1.66%,
               12/02/04
       2,495   Dade County Housing Finance Authority,                                                               2,495
               Multi-Family Housing, Kendall Court Apartments, Ser.
               4, Rev., FRDO, 1.73%, 12/04/04
       4,310   Escambia County Housing Finance Authority, Single                                                    4,310
               Family Mortgage, FLOATS, Ser. PT-1228, Rev.,
               FRDO, MBIA, 1.75%, 12/05/04
       6,370   Florida Housing Finance Agency, Multi-Family                                                         6,370
               Housing, Banyon Bay Partners, Ser. L, Rev., FRDO,
               1.67%, 12/07/04
       5,135   Florida Housing Finance Agency, Multi-Family                                                         5,135
               Housing, Ser. AA, Rev., FRDO, 1.63%, 12/03/04
       6,350   Florida Housing Finance Agency, Multi-Family                                                         6,350
               Housing, Ser. FF, Rev., FRDO, 1.65%, 12/02/04
      19,963   Florida Municipal Power Authority, 1.78%, 12/01/04                                                  19,963
       7,000   Florida State Board of Education, Capital Outlay,                                                    7,000
               FLOATS, Ser. PT-1223, GO, FRDO, 1.70%,
               12/02/04
      16,800   Florida State Board of Public Education, Public                                                     16,800
               Education, Municipal Securities Trust Receipts, Ser.
               SGA-102, GO, FRDO, 1.75%, 12/01/04
      11,000   Florida State Department of Environmental                                                           11,000
               Protection, Preservation, FLOATS, Ser. 722, Rev.,
               FRDO, FGIC, 1.71%, 12/01/04
       5,370   Florida State Division of Bond Finance, General                                                      5,370
               Services, FLOATS, Ser. PA-967, FRDO, 1.70%,
               12/06/04
       5,295   Florida State, FLOATS, Ser. PA-511, GO, FRDO,                                                        5,295
               1.70%, 12/02/04
       2,765   Gulf Breeze, Florida, Local Government Loan                                                          2,765
               Program, Floating Rate Receipts, Ser. B, Rev.,
               FRDO, FGIC, 1.67%, 12/05/04
      11,705   Jacksonville Electric Authority, Municipal Securities                                               11,705
               Trust Receipts, Ser. SGA-17, Rev., FRDO, 1.69%,
               12/07/04
       1,000   Jacksonville Health Facilities Authority, River                                                      1,000

               Garden Project, Rev., FRDO, 1.68%, 12/05/04
       9,000   Jacksonville, Florida, 1.82%, 01/14/05                                                               9,000
      19,570   Jacksonville, Florida, 1.88%, 01/13/05                                                              19,570
      10,000   Jacksonville, Florida, Capital Project, Ser. 2002-1,                                                10,000
               Rev., FRDO, FGIC, 1.64%, 12/03/04
       6,000   Lakeland, Florida, Energy Systems, Rev., FRDO,                                                       6,000
               1.66%, 12/01/04
       1,045   Lee County, Airport, FLOATS, Ser. PT-2269, Rev.,                                                     1,045
               FRDO, FSA, 1.76%, 12/03/04
       3,515   Lee County, Water & Sewer, Ser. RR-II-R-4021,                                                        3,515
               Rev., FRDO, MBIA, 1.72%, 12/01/04
       2,590   Miami Health Facilities Authority, Mercy Hospital                                                    2,590
               Project, Rev., FRDO, 1.66%, 12/02/04
       7,000   Miami-Dade County, Miami Aviation, Floating Rate                                                     7,000
               Receipts, Ser. SG-141, Rev., FRDO, FGIC, 1.70%,
               12/05/04
       6,700   Nassau County, PCR, Private Activity, Rayonier,                                                      6,700
               Inc. Project, Rev., FRDO, 1.69%, 12/06/04
       1,000   Orange County Housing Finance Authority,                                                             1,000
               Homeowner, FLOATS, Ser. PT-918, Rev., FRDO,
               1.77%, 12/02/04
      10,416   Orange County Housing Finance Authority,                                                            10,416
               Multi-Family Housing, Regal Pointe Apartments, Ser.
               A, Rev., FRDO, 1.67%, 12/07/04
       4,100   Orange County Housing Finance Authority,                                                             4,100
               Multi-Family Housing, Water View Club Apartments,
               Ser. D, Rev., FRDO, 1.67%, 12/06/04
      18,700   Orlando & Orange County Expressway Authority,                                                       18,700
               Ser. C-1, Rev., FRDO, FSA, 1.63%, 12/02/04
       1,800   Orlando & Orange County Expressway Authority,                                                        1,800
               Ser. C-2, Rev., FRDO, FSA, 1.63%, 12/02/04
      10,000   Orlando & Orange County Expressway Authority,                                                       10,000
               Ser. D, Rev., FRDO, FSA, 1.63%, 12/05/04
       4,000   Orlando Utilities Commission, Utilities System,                                                      4,000
               EAGLE, Ser. 2004-1015, Class A, Rev., FRDO,
               1.72%, 01/01/05
      15,000   Orlando Utilities Commission, Water & Electric, Ser.                                                15,000
               A, Rev., FRDO, 1.64%, 12/06/04
       4,630   Orlando Utilities Commission, Water & Electric, Ser.                                                 4,630
               RR-II-R-1040, Rev., FRDO, 1.70%, 04/01/05
       5,475   Osceola County Housing Finance Authority,                                                            5,475
               Multi-Family Housing, Arrow Ridge Apartments, Ser.
               A, Rev., FRDO, 1.67%, 12/01/04
      26,100   Palm Beach County School Board, COP, Ser. B,                                                        26,100
               FRDO, FSA, 1.65%, 12/02/04
       6,250   Pinellas County Housing Finance Authority, Single                                                    6,250
               Family Mortgage, FLOATS, Ser. MT-009, Rev.,
               FRDO, 1.77%, 12/01/04
      10,320   Polk County School Board, Master Lease Program,                                                     10,320
               COP, Ser. A, FRDO, FSA, 1.65%, 12/02/04
         700   St. Johns County IDA, Healthcare, Glenmoor St.                                                         700
               Johns Project, Ser. C, Rev., FRDO, 1.66%,
               12/07/04
      24,485   Sunshine State, 1.60%, 12/09/04                                                                     24,485
      20,565   Sunshine State, 1.64%, 12/08/04                                                                     20,565
      47,372   Sunshine State, 1.67%, 12/08/04                                                                     47,372
      16,080   Sunshine State, 1.75%, 12/02/04                                                                     16,080
      21,155   Sunshine State, 1.75%, 12/02/04                                                                     21,155
      36,188   Sunshine State, 1.75%, 12/02/04                                                                     36,188
       7,000   Tampa, Florida, Occupational License Tax, Ser. B,                                                    7,000
               Rev., FRDO, FGIC, 1.64%, 12/01/04
       4,000   University of North Florida Foundation, Inc.,                                                        4,000
               Parking System, Rev., FRDO, 1.73%, 12/03/04
       3,600   West Orange Healthcare District, Ser. B, Rev.,                                                       3,600
               FRDO, 1.65%, 12/03/04
                                                                                                       ------------------
                                                                                                                  537,194

               GEORGIA -- 3.6%
      16,610   ABN AMRO Munitops Certificate Trust, Ser. 2000-4,                                                   16,610
               Rev., FRDO, FGIC, #, 1.70%, 12/01/04
      29,500   Albany-Dougherty County Hospital Authority,                                                         29,500
               Phoebe Hospital, Revenue Anticipation Certificates,
               Rev., FRDO, AMBAC, 1.68%, 12/01/04
       5,835   Atlanta Urban Residential Finance Authority,                                                         5,835
               Multi-Family Housing, The Park at Lakewood, Rev.,
               FRDO, 1.74%, 12/06/04
       4,385   Atlanta, Georgia, Airport, FLOATS, Ser. PT-737,                                                      4,385
               Rev., FRDO, FGIC, 1.76%, 12/07/04
       7,500   Atlanta, Georgia, Airport, Ser. B-3, Rev., FRDO,                                                     7,500
               MBIA, 1.67%, 12/03/04
      20,000   Atlanta, Georgia, Airport, Ser. C-1, Rev., FRDO,                                                    20,000
               MBIA, 1.69%, 12/03/04
       6,000   Atlanta, Georgia, Water & Wastewater, Municipal                                                      6,000
               Securities Trust Receipts, Ser. SGA-145, Rev.,
               FRDO, MBIA, 1.72%, 12/04/04
      32,150   Atlanta, Georgia, Water & Wastewater, Ser. B,                                                       32,150
               Rev., FRDO, FSA, 1.65%, 12/03/04
       9,000   Augusta, Georgia, Water & Sewer, Municipal                                                           9,000
               Securities Trust Receipts, Ser. SGS-140, Rev.,
               FRDO, FSA, 1.72%, 12/07/04
       4,635   Bibb County, FLOATS, Ser. PT-1842, GO, FRDO,                                                         4,635
               1.71%, 12/03/04
       7,160   Clayton County Housing Authority, Multi-Family                                                       7,160
               Housing, Chateau Forest Apartments, Ser. E, Rev.,
               FRDO, FSA, 1.70%, 12/01/04
       8,000   Cobb County Development Authority, Whitefield                                                        8,000
               Academy Project, Rev., FRDO, 1.68%, 12/07/04
       3,400   Cobb County Housing Authority, Multi-Family                                                          3,400
               Housing, Greenhouse Frey Apartment Project, Rev.,
               FRDO, 1.65%, 12/03/04
      11,200   Cobb County Housing Authority, Multi-Family                                                         11,200
               Housing, Terrell Mill I Project, Rev., FRDO, #, 1.73%,
               12/06/04
      25,000   Cobb County Kennestone Hospital Authority,                                                          25,000
               Equipment Pool Project, Anticipation Certificates,
               Rev., FRDO, 1.69%, 12/01/04
      17,700   De Kalb County Housing Authority, Multi-Family                                                      17,700
               Housing, Camden Brook Project, Rev., FRDO,
               1.68%, 12/03/04
       9,250   De Kalb County Housing Authority, Multi-Family                                                       9,250
               Housing, Chapel Run Apartments Project, Rev.,
               FRDO, 1.73%, 12/07/04
      12,545   De Kalb County Housing Authority, Multi-Family                                                      12,545
               Housing, Robins Landing Project, Rev., FRDO,
               1.73%, 12/01/04
         800   Fulton County Development Authority, Arthritis                                                         800
               Foundation, Inc. Project, Rev., FRDO, 1.68%,
               12/01/04
       1,610   Fulton County Development Authority, Morehouse                                                       1,610
               College Project, Rev., FRDO, 1.68%, 12/07/04
      20,000   Fulton County Development Authority, Robert W.                                                      20,000
               Woodruff Arts, Ser. A, Rev., FRDO, 1.68%,
               12/06/04
       6,910   Georgia Local Government, COP, FLOATS, Ser.                                                          6,910
               PT-678, FRDO, 1.71%, 12/05/04
      49,208   Georgia Municipal Association, Inc., Pooled Bond,                                                   49,208
               COP, FRDO, MBIA, 1.74%, 12/01/04
      44,206   Georgia Municipal Electric Authority, 1.70%,                                                        44,206
               12/08/04
      25,000   Georgia Municipal Electric Authority, 1.78%,                                                        25,000
               12/03/04
       8,445   Georgia Municipal Electric Authority, FLOATS, Ser.                                                   8,445
               PA-1187, Rev., FRDO, MBIA-IBC, 1.71%, 12/02/04
       9,555   Georgia Municipal Electric Authority, Ser.                                                           9,555

               RR-II-R-1016, Rev., FRDO, FSA, 1.72%, 12/07/04
       5,010   Georgia State Road & Tollway Authority, FLOATS,                                                      5,010
               Ser. PT-2019, Rev., FRDO, 1.71%, 12/02/04
       6,000   Georgia State, EAGLE, Ser. 2004-1004, Class A,                                                       6,000
               GO, FRDO, 1.72%, 12/01/04
      10,095   Georgia State, FLOATS, Ser. PT-374, 1.69%,                                                          10,095
               12/03/04
       1,600   Glynn-Brunswick Memorial Hospital Authority,                                                         1,600
               Anticipation Certificates, Southeast Georgia Project,
               Rev., FRDO, MBIA, 1.64%, 12/01/04
       6,450   Griffin-Spalding County Development Authority,                                                       6,450
               IDA, Norcom, Inc. Project, Rev., FRDO, 1.74%,
               12/06/04
       6,000   Gwinnett County Development Authority, Civic &                                                       6,000
               Cultural Center Project, Rev., FRDO, 1.64%,
               12/01/04
      10,000   Gwinnett County Hospital Authority, Gwinnett                                                        10,000
               Hospital Systems, Inc. Project, Anticipation
               Certificates, Rev., RAN, FRDO, 1.68%, 12/01/04
      32,050   Gwinnett County Water & Sewer Authority, Ser. A,                                                    32,050
               Rev., FRDO, 1.64%, 12/01/04
         100   Hapeville Development Authority, IDR,                                                                  100
               Tend-Hapeville Hotel LTD, Rev., FRDO, 1.62%,
               12/01/04
       9,225   Marietta Housing Authority, Multi-Family Housing,                                                    9,225
               Winterset Apartments Project, Rev., FRDO, 1.68%,
               12/06/04
       3,700   Municipal Electric Authority of Georgia, Project One,                                                3,700
               Ser. C, Rev., FRDO, FSA, 1.60%, 12/01/04
      25,000   Municipal Electric Authority of Georgia, Sub Ser. B,                                                25,000
               Rev., FRDO, 1.60%, 12/01/04
      30,175   Oglethorpe, Georgia, 1.78%, 12/10/04                                                                30,175
       4,200   Private Colleges & Universities Authority, Emory                                                     4,200
               University, Ser. B, Rev., FRDO, 1.61%, 12/02/04
       1,120   Private Colleges & Universities Authority, Emory                                                     1,120
               University, Ser. B, Rev., FRDO, 1.61%, 12/03/04
      15,705   Private Colleges & Universities Facilities Authority,                                               15,705
               Emory University, Ser. B, Rev., FRDO, 1.61%,
               12/03/04
       5,200   Tift County Hospital Authority, Anticipation                                                         5,200
               Certificates, Ser. A, Rev., FRDO, AMBAC, 1.61%,
               12/01/04
                                                                                                       ------------------
                                                                                                                  567,234
               GUAM -- 0.1%
      11,025   Guam Power Authority, FLOATS, Ser. PA-531,                                                          11,025
               Rev., 1.68%, 12/03/04
               HAWAII -- 0.5%
      20,825   ABN-AMRO Munitops Certificate Trust, Ser. 2004-1,                                                   20,825
               Rev., FRDO, 1.72%, 12/02/04
      13,000   Hawaii State, Airport Systems, Rev., FRDO,                                                          13,000
               1.66%, 12/01/04
      19,790   Hawaii State, Highway, FLOATS, Ser. PT-1058,                                                        19,790
               FRDO, 1.71%, 12/03/04
       6,100   Honolulu, Hawaii, 1.60%, 12/08/04                                                                    6,100
      20,000   Honolulu, Hawaii, 1.72%, 12/08/04                                                                   20,000
                                                                                                       ------------------
                                                                                                                   79,715
               IDAHO -- 0.5%
      10,500   Idaho Housing & Finance Association, Single Family                                                  10,500
               Mortgage, Ser. C, Class 1, Rev., FRDO, 1.75%,
               12/07/04
       3,750   Idaho Housing & Finance Association, Single Family                                                   3,750
               Mortgage, Ser. F-1, Class 1, Rev., FRDO, 1.75%,
               12/06/04
      69,675   Idaho State, GO, TAN, 3.00%, 06/30/05                                                               70,232
                                                                                                       ------------------

                                                                                                                   84,482
               ILLINOIS -- 3.7%
       9,850   ABN AMRO Munitops Certificate Trust, Ser.                                                            9,850
               2001-10, GO, FRDO, MBIA, 1.71%, 12/07/04
      15,010   ABN AMRO Munitops Certificate Trust, Ser.                                                           15,010
               2001-21, GO, FRDO, MBIA, 1.71%, 12/03/04
      10,655   ABN AMRO Munitops Certificate Trust, Ser.                                                           10,655
               2001-27, Rev., FRDO, FSA, 1.80%, 12/03/04
       6,175   ABN AMRO Munitops Certificate Trust, Ser.                                                            6,175
               2002-23, GO, FRDO, MBIA, 1.93%, 04/01/05
       9,995   ABN AMRO Munitops Certificate Trust, Ser. 2002-3,                                                    9,995
               Rev., FRDO, 1.80%, 12/02/04
      34,950   Chicago Housing Authority, Capital Improvement                                                      34,950
               Program, Floating Rate Receipts, Ser. L-40,
               Regulation D, Rev., FRDO, 1.75%, 12/01/04
      28,900   Chicago Metropolitan Water Reclamation District,                                                    28,900
               Ser. A, GO, FRDO, 1.64%, 12/01/04
       2,900   Chicago Metropolitan Water Reclamation                                                               2,900
               District-Greater Chicago, Ser. B, Rev, FRDO, 1.64%,
               12/01/04
      10,570   Chicago O'Hare International Airport, ACES, General                                                 10,570
               Airport Second Lien, Ser. B, Rev., FRDO, 1.60%,
               12/07/04
       6,200   Chicago O'Hare International Airport, ACES, General                                                  6,200
               Airport Second Lien, Ser. B, Rev., FRDO, 1.67%,
               12/07/04
       2,500   Chicago O'Hare International Airport, Special                                                        2,500
               Facilities, Compagnie Natle Air France, Rev., FRDO,
               1.71%, 12/02/04
      19,540   Chicago, Illinois, Midway Airport, Floating Rate                                                    19,540
               Receipts, Ser. SG-97, Rev., FRDO, MBIA, 1.71%,
               12/07/04
       6,175   Chicago, Illinois, Multi-Family Housing, Barbara                                                     6,175
               Jean Wright Apartments, Ser. A, Rev., FRDO,
               1.75%, 12/06/04
      20,000   Chicago, Illinois, Municipal Securities Trust                                                       20,000
               Receipts, Ser. SGA-99, GO, FRDO, FGIC, 1.72%,
               12/01/04
      13,000   Chicago, Illinois, Ser. B, GO, FRDO, FGIC, 1.67%,                                                   13,000
               12/06/04
       6,100   Chicago, Illinois, Water, Second Lien, Rev., FRDO,                                                   6,100
               MBIA, 1.66%, 12/06/04
       4,503   Cook County, Floating Rate Certificates, Ser. 403,                                                   4,503
               GO, FRDO, FGIC, 1.71%, 12/01/04
       7,345   Cook County, FLOATS, Ser. PT-1497, GO, FRDO,                                                         7,345
               FGIC, 1.71%, 12/03/04
       5,400   Du Page County Community Unit School District                                                        5,400
               No. 200 Wheaton, Ser. RR-II-R-4013, GO, FRDO,
               FSA, 1.72%, 12/04/04
      10,000   Eagle Tax Exempt Trust, Class A, Rev., FRDO,                                                        10,000
               MBIA, 1.72%, 12/05/04
       3,335   Illinois Development Finance Authority, American                                                     3,335
               Youth Hostels Project, Rev., FRDO, 1.69%,
               12/03/04
      17,900   Illinois Development Finance Authority, Chicago                                                     17,900
               Symphony Orchestra, Rev., FRDO, 1.66%,
               12/06/04
       2,405   Illinois Development Finance Authority, IDR, CFC                                                     2,405
               International, Inc. Project, Rev., FRDO, 1.78%,
               12/06/04
       4,485   Illinois Development Finance Authority, IDR, CHS                                                     4,485
               Acquisition Corp. Project, Rev., FRDO, 1.70%,
               12/07/04
       1,500   Illinois Development Finance Authority, IDR,                                                         1,500
               Toughy LTD Partnership Project, Rev., FRDO,
               1.75%, 12/06/04
      13,400   Illinois Development Finance Authority, Multi-Family                                                13,400

               Housing, FLOATS, Ser. PT-1795, Rev., FRDO,
               1.72%, 12/07/04
      10,000   Illinois Development Finance Authority, Residential                                                 10,000
               Rental, Rev., FRDO, 1.70%, 12/03/04
      24,800   Illinois Development Finance Authority, Vincent De                                                  24,800
               Paul Project, Ser. A, Rev., FRDO, 1.64%, 12/01/04
       6,895   Illinois Educational Facilities Authority, FLOATS,                                                   6,895
               Ser. PA-896, Rev., FRDO, 1.71%, 12/07/04
       4,700   Illinois Educational Facilities Authority, St. Xavier                                                4,700
               University Project, Ser. A, Rev., FRDO, 1.68%,
               12/06/04
       3,300   Illinois Finance Authority, Northwestern Memorial                                                    3,300
               Hospital, Ser. B-2, Rev., FRDO, 1.67%, 12/01/04
      14,000   Illinois Finance Authority, Northwestern University,                                                14,000
               Sub Ser. A, Rev., FRDO, 1.61%, 12/03/04
      12,000   Illinois Finance Authority, University of Chicago,                                                  12,000
               Ser. B, Rev., FRDO, 1.65%, 12/01/04
       2,105   Illinois Health Facilities Authority, Loyola University                                              2,105
               Health System, Ser. B, Rev., FRDO, MBIA, 1.64%,
               12/01/04
      20,000   Illinois Health Facilities Authority, Revolving Pooled                                              20,000
               Funds, Ser. B, Rev., FRDO, 1.67%, 12/06/04
      13,300   Illinois Health Facilities Authority, Swedish                                                       13,300
               Covenant Hospital Project, Rev., FRDO, AMBAC,
               1.64%, 12/02/04
       1,800   Illinois Health Facilities Authority, The Carle                                                      1,800
               Foundation, Ser. B, Rev., FRDO, AMBAC, 1.67%,
               12/01/04
       1,855   Illinois Housing Development Authority, Floating                                                     1,855
               Rate Trust Receipts, Ser. L-19, Regulation D, Rev.,
               FRDO, 1.80%, 12/02/04
      10,175   Illinois Housing Development Authority, Homeowner                                                   10,175
               Mortgage, Ser. A-3, Rev., FRDO, 1.71%, 12/01/04
       7,500   Illinois Housing Development Authority, Homeowner                                                    7,500
               Mortgage, Ser. C-3, Rev., FRDO, 1.75%, 12/01/04
      14,405   Illinois Housing Development Authority, Homeowner                                                   14,405
               Mortgage, Ser. D, Rev., FRDO, 1.68%, 02/01/05
      10,000   Illinois Housing Development Authority, Southern                                                    10,000
               Hills/Orlando, Ser. B, Rev., FRDO, FSA, 1.69%,
               12/06/04
      14,000   Illinois State Toll Highway Authority, Ser. B, Rev.,                                                14,000
               FRDO, MBIA, 1.64%, 12/02/04
       2,075   Illinois State, Municipal Securities Trust Receipts,                                                 2,075
               Ser. SGA-103, GO, FRDO, 1.75%, 12/01/04
       3,255   Illinois State, Sales Tax, Municipal Securities Trust                                                3,255
               Certificates, Ser. SG-9, FRDO, 1.71%, 12/04/04
      13,185   Illinois State, Ser. 2003-33, GO, FRDO, FGIC,                                                       13,185
               1.71%, 12/04/04
      11,555   Illinois State, Ser. 42, GO, FRDO, MBIA, 1.71%,                                                     11,555
               12/02/04
      10,000   Illinois State, Ser. B, GO, FRDO, 1.70%, 12/06/04                                                   10,000
       2,570   Lake County, IDR, A.L. Hansen Manufacturing Co.                                                      2,570
               Project, Rev., FRDO, 1.77%, 12/07/04
       1,320   Libertyville, Illinois, IDR, Libertyville Manor Project,                                             1,320
               Rev., FRDO, 1.71%, 12/06/04
       7,000   Metropolitan Pier & Exposition Authority, Dedicated                                                  7,000
               State Tax, EAGLE, Ser. 04-0030, Class A, Rev.,
               FRDO, MBIA, 1.72%, 12/15/04
       4,640   Mount Morris, Illinois, Bretheren Home Project,                                                      4,640
               Rev., FRDO, 1.68%, 12/07/04
       5,500   Municipal Securities Trust Certificates, Ser.                                                        5,500
               2001-9021, Class A, GO, FRDO, FSA, 1.73%,
               12/06/04
      19,800   Regional Transportation Authority, FLOATS, Ser. PT-                                                 19,800
               818-D, Rev., FRDO, FGIC, 1.71%, 12/02/04
       6,565   Regional Transportation Authority, FLOATS, Ser.                                                      6,565
               PT-1448, Rev., FRDO, FGIC, 1.71%, 12/05/04

      10,000   Regional Transportation Authority, FLOATS, Ser.                                                     10,000
               PT-2424, Rev., FRDO, FSA, 1.71%, 06/01/05
      10,000   Regional Transportation Authority, FLOATS, Ser.                                                     10,000
               SG-82, FRDO, 1.71%, 12/05/04
       8,900   University of Illinois, Health Services Facilities                                                   8,900
               System, Ser. B, Rev., FRDO, 1.67%, 12/05/04
      15,000   University of Illinois, Utility Infrastructure Projects,                                            15,000
               COP, FRDO, 1.65%, 12/05/04
                                                                                                       ------------------
                                                                                                                  574,993
               INDIANA -- 2.1%
       6,065   Carmel School Building Corp., Ser. RR-II-R-S014,                                                     6,065
               Rev., FRDO, MBIA, 1.72%, 12/02/04
       6,400   Danville Multi-School Building Corp., FLOATS, Ser.                                                   6,400
               PT-1483, Rev., FRDO, FSA, 1.71%, 12/01/04
       5,000   DeKalb County Economic Development, New                                                              5,000
               Process Steel Project, Rev., FRDO, 1.79%,
               12/03/04
     210,000   Indiana Bond Bank, Advance Program Notes, Ser.                                                     210,124
               A, Rev., 2.00%, 01/25/05
       5,315   Indiana Bond Bank, Ser. RR-II-R-2094,  Rev.,                                                         5,315
               FRDO, 1.72%, 02/01/05
      10,000   Indiana Health Facility Financing Authority,                                                        10,000
               Ascension Health Credit Group, Ser. A-1, Rev.,
               FRDO, 1.73%, 05/15/05
      16,900   Indiana Health Facility Financing Authority,                                                        16,900
               Ascension Health Credit Group, Ser. B, Rev., FRDO,
               1.65%, 12/01/04
       4,500   Indiana Health Facility Financing Authority, Clarian                                                 4,500
               Health Obligation Group, Ser. C, Rev., FRDO,
               1.66%, 12/03/04
       2,485   Indiana Health Facility Financing Authority,                                                         2,485
               Community Hospitals Project, Ser. A, Rev., FRDO,
               1.69%, 12/03/04
       5,055   Indiana Health Facility Financing Authority,                                                         5,055
               FLOATS, Ser. PA-1069, 1.71%, 12/03/04
       5,330   Indiana Transportation Finance Authority, FLOATS,                                                    5,330
               Ser. PT-2296, Rev., FRDO, FGIC, 1.71%, 12/01/04
      19,500   Indiana Transportation Finance Authority, Municipal                                                 19,500
               Securities Trust Receipts, Ser. SGA-113, Rev.,
               FRDO, 1.75%, 12/01/04
       8,650   Indianapolis Local Public Improvement Bond Bank,                                                     8,650
               FLOATS, Ser. PT-1408, Rev., FRDO, MBIA, 1.71%,
               12/06/04
       8,200   Monroe County Hospital Authority, Rev., FRDO,                                                        8,200
               MBIA, 1.66%, 12/07/04
       7,900   St. Joseph County, Educational Facilities,                                                           7,900
               University of Notre Dame, Rev., FRDO, 1.60%,
               12/05/04
                                                                                                       ------------------
                                                                                                                  321,424
               IOWA -- 0.2%
       1,000   Des Moines, Iowa, Airport, 1.65%, 12/03/04                                                           1,000
       6,300   Des Moines, Iowa, Airport, 1.65%, 12/03/04                                                           6,300
       3,365   Des Moines, Iowa, FLOATS, Ser. PT-2268, GO,                                                          3,365
               FRDO, AMBAC, 1.71%, 12/01/04
       8,500   Iowa Finance Authority, Single Family Mortgage,                                                      8,500
               Ser. D, Rev., FRDO, 1.37%, 02/03/05
       6,000   Iowa Finance Authority, Single Family Mortgage,                                                      6,000
               Ser. F, Rev., FRDO, 1.69%, 12/02/04
                                                                                                       ------------------
                                                                                                                   25,165
               KANSAS -- 0.6%
       2,000   Eagle Tax-Exempt Trust, Weekly Option Mode, Ser.                                                     2,000
               2000-1601, FRDO, 1.72%, 12/01/04
      18,000   Kansas State Department of Transportation,                                                          18,000
               Highway, Ser. C-1, Rev., FRDO, 1.60%, 12/07/04

      27,500   Kansas State Department of Transportation,                                                          27,500
               Highway, Ser. C-2, Rev., FRDO, 1.67%, 12/07/04
      10,225   Kansas State Department of Transportation, Ser.                                                     10,225
               C-3, Rev., FRDO, 1.60%, 12/03/04
       9,780   Overland Park, Kansas, Floating Rate Receipts,                                                       9,780
               Ser. SG-155, 1.71%, 12/04/04
       2,670   Sedgwick & Shawnee Counties, Single Family                                                           2,670
               Housing, FLOATS, Ser. PT-523, Rev., FRDO, 1.76%,
               12/03/04
      17,000   Topeka, Kansas, GO, 2.00%, 12/01/04                                                                 17,000
                                                                                                       ------------------
                                                                                                                   87,175
               KENTUCKY -- 0.7%
      16,355   Jeffersontown, Kentucky, Lease Program,                                                             16,355
               Kentucky League of Cities Funding Trust, Rev.,
               FRDO, 1.77%, 12/01/04
      15,000   Kenton County Airport Board, Special Facilities, Airis                                              15,000
               Cincinnati LLC, Ser. A, Rev., FRDO, 1.75%,
               12/07/04
      60,200   Kentucky Asset Liability Commission, General                                                        60,603
               Fund, Ser. A, Rev., TRAN, 3.00%, 06/29/05
       2,240   Kentucky Development Finance Authority, Pooled                                                       2,240
               Loan Program, Ser. A, Rev., FRDO, FGIC, 1.65%,
               12/02/04
      15,000   Louisville & Jefferson County Metropolitan Sewer                                                    15,000
               District, Sewer & Drain Systems, Floating Rate
               Receipts, Ser. SG-132, Rev., FRDO, FGIC, 1.71%,
               12/06/04
                                                                                                       ------------------
                                                                                                                  109,198
               LOUISIANA -- 0.9%
      12,000   ABN AMRO Munitops Certificate Trust, Ser.                                                           12,000
               2002-17, Rev., FRDO, AMBAC, #, 1.71%, 12/05/04
       9,000   East Baton Rouge Parish, Solid Waste Disposal                                                        9,000
               Authority, Exxon Corp. Project, Rev., FRDO, 1.65%,
               12/01/04
       1,585   Iberia Parish IDB, IDR, Cuming Insulation Corp.                                                      1,585
               Project, Rev., FRDO, 1.81%, 12/02/04
       1,925   Jefferson Parish Home Mortgage Authority, Single                                                     1,925
               Family Mortgage, FLOATS, Ser. PT-492, Rev.,
               FRDO, 1.78%, 12/03/04
      10,775   Lafayette, Louisiana, Utilities, Ser. R-6024, Rev.,                                                 10,775
               FRDO, MBIA, 1.72%, 12/06/04
       3,425   Louisiana Housing Finance Agency, FLOATS, Ser.                                                       3,425
               PT-1340, Rev., FRDO, 1.76%, 12/04/04
       8,365   Louisiana Local Government, Environmental                                                            8,365
               Facilities & Community Development, Ser. A, Rev.,
               FRDO, 1.69%, 12/05/04
       3,100   Louisiana Public Facilities Authority, IDB, Kenner                                                   3,100
               Hotel LTD, Rev., FRDO, 1.62%, 12/01/04
      10,925   Louisiana Public Facilities Authority, Inter                                                        10,925
               Community Healthcare Project, Rev., FRDO, 1.69%,
               12/06/04
       4,995   Louisiana Public Facilities Authority, LSU Alumni                                                    4,995
               Association Project, Rev., FRDO, 1.70%, 12/06/04
      15,000   Louisiana State, 1.72%, 12/03/04                                                                    15,000
      10,000   Louisiana State, 1.72%, 12/03/04                                                                    10,000
      20,000   Louisiana State, 1.78%, 12/01/04                                                                    20,000
      32,300   Louisiana State, 1.85%, 01/10/05                                                                    32,300
       4,950   South Louisiana Port Commission, Marine Terminal                                                     4,950
               Facilities, Occidental Petroleum, Rev., FRDO,
               1.68%, 12/02/04
                                                                                                       ------------------
                                                                                                                  148,345
               MAINE -- 0.6%
       9,700   Maine Finance Authority, Jackson Lab Issue, Ser.                                                     9,700
               2002, Rev., FRDO, 1.72%, 12/06/04

       7,320   Maine Health & Higher Educational Facilities                                                         7,320
               Authority, Ser. B, Rev., FRDO, AMBAC, 1.69%,
               12/01/04
       6,250   Maine State Housing Authority, General Housing,                                                      6,250
               FLOATS, Ser. MT-006, Rev., FRDO, 1.77%,
               12/01/04
      10,000   Maine State Housing Authority, Mortgage, Ser. C-3,                                                  10,000
               Rev., FRDO, 1.69%, 05/15/05
      17,400   Maine State Housing Authority, Ser. E-2, Rev.,                                                      17,400
               FRDO, AMBAC, 1.69%, 12/04/04
      16,515   Maine State Housing Authority, Ser. E-2, Rev.,                                                      16,515
               FRDO, AMBAC, 1.69%, 12/04/04
      12,295   Maine State, BAN, GO, 3.00%, 06/23/05                                                               12,390
      20,700   Maine State, TAN, GO, 3.00%, 06/30/05                                                               20,866
                                                                                                       ------------------
                                                                                                                  100,441
               MARYLAND -- 2.0%
      19,500   Anne Arundel County, GO, 1.62%, 12/10/04                                                            19,500
      22,725   Baltimore IDA, IDR, Baltimore Capital Acquisition,                                                  22,725
               Rev., FRDO, 1.67%, 12/01/04
      25,000   Baltimore, Maryland, 1.72%, 02/11/05                                                                25,000
       3,135   Community Development Administration,                                                                3,135
               Multi-Family Development, Avalon Lea Apartment
               Project, Rev., FRDO, 1.63%, 12/06/04
      50,000   Johns Hopkins University, 1.62%, 12/06/04                                                           50,000
      20,865   Johns Hopkins University, 1.64%, 12/01/04                                                           20,865
      23,800   Johns Hopkins University, 1.80%, 12/07/04                                                           23,800
       2,550   Maryland Community Development Administration,                                                       2,550
               Department of Housing & Community Development,
               FLOATS, Ser. PT-12, 1.74%, 12/01/04
       3,000   Maryland Community Development Administration,                                                       3,000
               Department of Housing & Community Development,
               Multi-Family Housing, Parklane Apartments, Rev.,
               FRDO, 1.72%, 12/01/04
      10,000   Maryland Community Development Administration,                                                      10,000
               Department of Housing & Community Development,
               Residential, Ser. C, Rev., FRDO, 1.66%, 12/01/04
       3,310   Maryland State Economic Development Corp.,                                                           3,310
               Floating Rate Receipts, Ser. L9-J, Rev., FRDO,
               FSA, 1.80%, 12/06/04
       5,215   Maryland State Health & Higher Educational                                                           5,215
               Facilities Authority, FLOATS, Ser. 825, FRDO,
               AMBAC, 1.71%, 12/03/04
       2,150   Maryland State Health & Higher Educational                                                           2,150
               Facilities Authority, Loyola College Issue, Ser. B,
               Rev., FRDO, MBIA, 1.66%, 12/05/04
       9,000   Maryland State Health & Higher Educational                                                           9,000
               Facilities Authority, Municipal Securities Trust
               Receipts, Ser. SGA-143, Rev., FRDO, 1.72%,
               12/01/04
      24,720   Maryland State Stadium Authority, Sports Facilities                                                 24,720
               Lease, Rev., FRDO, 1.72%, 12/01/04
      15,000   Maryland State Transportation Authority, Passenger                                                  15,000
               Facility Charge, Baltimore/Washington Airport, Ser. A,
               Rev., FRDO, 1.60%, 12/03/04
       6,400   Montgomery County Housing Opportunities                                                              6,400
               Commission, Multi-Family Housing, Falklands, Ser.
               B, Rev., FRDO, 1.57%, 12/01/04
      10,700   Montgomery County Housing Opportunities                                                             10,700
               Commission, Multiple Purpose, Ser. C, Rev., FRDO,
               1.61%, 12/01/04
      16,800   Montgomery County Housing Opportunities                                                             16,800
               Commission, Multi-Family Housing, Grosvenor, Ser.
               A, Rev., FRDO, 1.57%, 12/07/04
       5,100   Montgomery County Housing Opportunities                                                              5,100
               Commission, The Grand-Issue I, Rev., FRDO,
               1.67%, 12/06/04

       1,210   Northeast Waste Disposal Authority, Resource                                                         1,210
               Recovery, Harford County Resources, Rev., FRDO,
               AMBAC, 1.58%, 12/01/04
      15,500   Washington Suburban Sanitation District,                                                            15,500
               Multi-Modal, Ser. A, GO, BAN, FRDO, 1.67%,
               12/07/04
       6,000   Washington Suburban Sanitation District, Ser. A,                                                     6,000
               GO, BAN, FRDO, 1.67%, 12/02/04
       9,000   Washington Suburban Sanitation District, Ser. A,                                                     9,000
               GO, BAN, FRDO, 1.67%, 12/06/04
                                                                                                       ------------------
                                                                                                                  310,680
               MASSACHUSETTS -- 3.0%
      21,400   Blackstone-Millville Regional School District, GO,                                                  21,532
               BAN, 2.75%, 07/14/05
       6,030   Canton Housing Authority, Multi-Family Housing,                                                      6,030
               Canton Arboretum Apartments, Rev., FRDO, 1.65%,
               12/01/04
       8,510   Clipper Tax-Exempt Trust, COP, Ser. 2001-4,                                                          8,510
               FRDO, 1.60%, 01/01/05
      13,070   Lee, Massachusetts, GO, BAN, 2.50%, 05/13/05                                                        13,135
       5,030   Massachusetts Bay Transportation Authority,                                                          5,030
               EAGLE, Ser. 20040031, Class A, Rev., FRDO,
               1.70%, 01/01/05
       5,750   Massachusetts Bay Transportation Authority,                                                          5,750
               Municipal Securities Trust Receipts, Special
               Assessment, Ser. SGA-123, FRDO, 1.72%,
               12/06/04
       7,000   Massachusetts Development Finance Agency,                                                            7,000
               Clark University, Rev., FRDO, MBIA, 1.67%,
               12/03/04
      13,215   Massachusetts Development Finance Agency,                                                           13,215
               Clark University, Ser. A, Rev., FRDO, AMBAC,
               1.67%, 12/06/04
      11,000   Massachusetts Development Finance Agency,                                                           11,000
               Dana Hall School, Rev., FRDO, 1.66%, 12/07/04
       4,560   Massachusetts Development Financing Agency,                                                          4,560
               The Bridge Issue, Rev., FRDO, 1.67%, 12/06/04
       5,240   Massachusetts Health & Educational Facilities                                                        5,240
               Authority, Partners in Healthcare, Ser. D-6, Rev.,
               FRDO, 1.70%, 12/01/04
       2,200   Massachusetts Health & Educational Facilities                                                        2,200
               Authority, University of Massachusetts, Ser. A,
               Rev., FRDO, 1.62%, 12/06/04
      48,650   Massachusetts Housing Finance Agency, Ser. F,                                                       48,650
               Rev., FRDO, FSA, 1.65%, 12/04/04
       4,975   Massachusetts Housing Finance Agency, Ser. G,                                                        4,975
               Rev., FRDO, 1.65%, 12/04/04
       5,500   Massachusetts Housing Finance Agency, Single                                                         5,500
               Family Housing, Ser. R-1, Rev., 1.15%, 05/02/05
      11,995   Massachusetts Municipal Wholesale Electric Co.,                                                     11,995
               Power Supply Systems, FLOATS, Ser. PT-1951,
               1.68%, 12/02/04
      32,000   Massachusetts State, 1.75%, 12/09/04                                                                32,000
      11,600   Massachusetts State, 1.79%, 12/06/04                                                                11,600
       9,525   Massachusetts State Industrial Finance Agency,                                                       9,525
               Whitehead Institute for Biomedical Research, Rev.,
               FRDO, 1.62%, 12/03/04
       7,000   Massachusetts State Port Authority, 1.60%,                                                           7,000
               05/15/05
       2,506   Massachusetts State Turnpike Authority, FLOATS,                                                      2,506
               Ser. 334, Rev., FRDO, MBIA, 1.67%, 12/06/04
      25,000   Massachusetts State Water Resources Authority,                                                      25,000
               1.78%, 12/06/04
      41,800   Massachusetts State Water Resources Authority,                                                      41,800
               1.78%, 12/06/04
       4,800   Massachusetts State Water Resources Authority,                                                       4,800

               Multi-Modal, Ser. B, Rev., FRDO, AMBAC, 1.64%,
               12/07/04
       7,200   Massachusetts State Water Resources Authority,                                                       7,200
               Multi-Modal, Ser. B, Rev., FRDO, FGIC, 1.65%,
               12/02/04
       2,400   Massachusetts State Water Resources Authority,                                                       2,400
               Multi-Modal, Sub Ser. C, Rev., FRDO, 1.70%,
               12/01/04
       4,220   Massachusetts State Water Resources Authority,                                                       4,220
               Ser. A, Rev., FRDO, FGIC, 1.63%, 12/01/04
       2,500   Massachusetts State Water Resources Authority,                                                       2,500
               Sub Ser. B, Rev., FRDO, FGIC, 1.64%, 12/07/04
       6,600   Massachusetts State Water Resources Authority,                                                       6,600
               Sub Ser. C, Rev., FRDO, FGIC, 1.64%, 12/01/04
       1,000   Massachusetts State Water Resources Authority,                                                       1,000
               Sub Ser. D, Rev., FRDO, 1.68%, 12/01/04
      10,000   Massachusetts State, EAGLE, Ser. 20040004, Class                                                    10,000
               A, GO, FRDO, 1.70%, 12/05/04
       9,995   Massachusetts State, FLOATS, Ser. PA-800, 1.68%,                                                     9,995
               12/02/04
       7,830   Massachusetts State, FLOATS, Ser. PT-1576, GO,                                                       7,830
               FRDO, MBIA, 1.68%, 12/02/04
         115   Massachusetts State, FLOATS, Ser. PT-2008, GO,                                                         115
               FRDO, AMBAC, 1.68%, 12/02/04
       9,795   Massachusetts State, FLOATS, Ser. PT-2238, GO,                                                       9,795
               FRDO, 1.68%, 12/03/04
      16,240   Massachusetts State, FLOATS, Ser. PT-2265, GO,                                                      16,240
               FRDO, AMBAC, 1.68%, 12/05/04
      11,820   Massachusetts State, FLOATS, Ser. PT-392, 1.35%,                                                    11,820
               12/07/04
      38,825   Peabody, Massachusetts, GO, BAN, 2.00%,                                                             38,833
               02/12/05
      33,650   Scituate, Massachusetts, GO, BAN, 1.75%,                                                            33,691
               03/03/05
       6,100   Shirley, Massachusetts, GO, BAN, 2.00%,                                                              6,119
               04/08/05
                                                                                                       ------------------
                                                                                                                  476,911
               MICHIGAN -- 4.3%
      30,795   ABN AMRO Munitops Certificate Trust, Ser.                                                           30,795
               2000-16, GO, FRDO, FGIC, 1.72%, 12/07/04
       5,000   ABN-AMRO Munitops Certificate Trust, Ser.                                                            5,000
               2002-29, GO, FRDO, FGIC, 1.70%, 05/01/05
       8,545   Detroit City School District, Ser. 2003-28, GO,                                                      8,545
               FRDO, 1.70%, 12/04/04
       9,970   Detroit City School District, Ser. B-1, GO, FRDO,                                                    9,970
               FGIC, 1.74%, 12/04/04
       1,950   Detroit, Michigan, Sewer Disposal, Senior Lien, Ser.                                                 1,950
               C-1, Rev., FRDO, FSA, 1.65%, 12/07/04
      16,500   Detroit, Michigan, Sewer Disposal, Second Lien, Ser.                                                16,500
               E, Rev., FRDO, FGIC, 1.55%, 10/02/05
         600   Detroit, Michigan, Sewer Disposal, Senior Lien, Ser.                                                   600
               B, Rev., FRDO, FSA, 1.68%, 12/01/04
       7,450   East Lansing School District, Municipal Securities                                                   7,450
               Trust Receipts, Ser. SGA-114, GO, FRDO, 1.72%,
               12/01/04
      29,100   Holt Public Schools, GO, FRDO, 1.63%, 12/03/04                                                      29,100
       8,820   Howell Public Schools, FLOATS, Ser. PT-1502, GO,                                                     8,820
               FRDO, 1.70%, 12/03/04
      12,300   Lakeview School District, Calhoun, School Building                                                  12,300
               & Site, Ser. B, GO, FRDO, 1.63%, 12/02/04
      30,000   Michigan State, 1.10%, 12/31/04                                                                     30,000
      80,000   Michigan State, 1.75%, 12/07/04                                                                     80,000
      13,400   Michigan State, 1.84%, 01/10/05                                                                     13,400
      27,010   Michigan State, 2.00%, 10/04/05                                                                     27,010
      10,465   Michigan State Building Authority, Ser.                                                             10,465
               RR-II-R-1049, Rev., FRDO, 1.72%, 12/07/04

      10,000   Michigan State Hospital Finance Authority,                                                          10,000
               Ascension, Ser. B-1, Rev., FRDO, 1.65%, 12/01/04
       8,970   Michigan State Hospital Finance Authority, FLOATS,                                                   8,970
               Ser. PA-919, Rev., 1.70%, 12/02/04
       7,495   Michigan State Hospital Finance Authority, FLOATS,                                                   7,495
               Ser. PT-668, Rev., FRDO, MBIA, 1.70%, 12/03/04
       6,350   Michigan State Housing Development Authority,                                                        6,350
               Multi-Family Housing, Canton Club, Ser. A, Rev.,
               FRDO, 1.67%, 12/03/04
       7,030   Michigan State Housing Development Authority,                                                        7,030
               Multi-Family Housing, River Place Apartments, Rev.,
               FRDO, 1.69%, 12/02/04
      13,505   Michigan State Housing Development Authority,                                                       13,505
               Rental Housing, Ser. B, Rev., FRDO, 1.66%,
               12/02/04
      14,300   Michigan State University, Ser. A, Rev., FRDO,                                                      14,300
               1.63%, 12/03/04
       4,690   Michigan State University, Ser. A, Rev., FRDO,                                                       4,690
               1.65%, 12/06/04
         480   Michigan State University, Ser. A, Rev., FRDO,                                                         480
               1.68%, 12/01/04
      23,180   Michigan State University, Ser. A-2, Rev., FRDO,                                                    23,180
               1.66%, 12/06/04
       2,800   Michigan State University, Ser. B, Rev., FRDO,                                                       2,800
               1.63%, 12/03/04
       4,410   Michigan State, FLOATS, Ser. PT-2021, GO, FRDO,                                                      4,410
               1.70%, 12/04/04
      27,000   Michigan State, Ser. A, GO, 3.50%, 09/30/05                                                         27,331
      10,500   Michigan State, Ser. A, Rev., GAN, FRDO, FSA,                                                       10,500
               1.65%, 12/01/04
      50,885   Michigan State, Ser. C, Rev., GAN, FRDO, FSA,                                                       50,885
               1.65%, 12/01/04
      44,900   Michigan State, Ser. C, Rev., GAN, FRDO, FSA,                                                       44,900
               1.65%, 12/01/04
       3,400   Michigan State, Ser. D, Rev., GAN, FRDO, FSA,                                                        3,400
               1.65%, 12/01/04
       1,175   Michigan Strategic Fund, Wayne Disposal, Oakland                                                     1,175
               Project, Rev., FRDO, 1.73%, 12/06/04
      34,170   Milan Area Schools, GO, FRDO, 1.63%, 12/07/04                                                       34,170
      10,000   Oakland University, Rev., FRDO, FGIC, 1.70%,                                                        10,000
               12/07/04
      55,705   Saline Area Schools, GO, FRDO, 1.63%, 12/03/04                                                      55,705
       1,100   University of Michigan, Hospital, Ser. A, Rev.,                                                      1,100
               FRDO, 1.68%, 12/01/04
         700   University of Michigan, Hospital, Ser. A-2, Rev.,                                                      700
               FRDO, 1.68%, 12/01/04
         300   University of Michigan, Medical Services Plan, Ser.                                                    300
               A, Rev., FRDO, 1.66%, 12/03/04
      18,355   Wayne Charter County, Detroit Metropolitan,                                                         18,355
               Wayne Charter Airport, Junior Lien, Rev., FRDO,
               FSA, 1.67%, 12/03/04
      13,700   Wayne Charter County, Wayne Charter Airport,                                                        13,700
               Floating Rate Receipts, Ser. SG-122, Rev., FRDO,
               1.70%, 12/07/04
                                                                                                       ------------------
                                                                                                                  667,336
               MINNESOTA -- 1.0%
       8,510   Minneapolis & St. Paul Metropolitan Airports                                                         8,510
               Commission, Municipal Securities Trust Receipts,
               Ser. SG-136, Rev., FRDO, FGIC, 1.72%, 12/06/04
       9,000   Minneapolis & St. Paul Metropolitan Airports                                                         9,000
               Commission, Municipal Securities Trust Receipts,
               Ser. SGA-127, Rev., FRDO, FGIC, 1.72%, 12/06/04
      19,130   Minnesota Housing Finance Agency, Residential                                                       19,130
               Housing Finance, Ser. H, Rev., 1.62%, 01/01/05
      18,055   Minnesota Housing Finance Agency, Residential                                                       18,055
               Housing, Ser. H, Rev., FRDO, 1.62%, 01/01/05

      35,000   Rochester, Minnesota, 1.85%, 01/10/05                                                               35,000
      15,300   Rochester, Minnesota, 1.85%, 01/10/05                                                               15,300
      10,000   Rochester, Minnesota, 1.85%, 01/10/05                                                               10,000
      20,600   Rochester, Minnesota, Health Authority, 1.88%,                                                      20,600
               01/13/05
       4,300   St. Louis Park, Minnesota, Catholic Finance Corp.,                                                   4,300
               Rev., FRDO, 1.71%, 12/06/04
      21,990   Washington County Housing & Redevelopment                                                           21,990
               Authority, Multi-Family Housing, FLOATS, Ser.
               PT-702, Rev., 1.75%, 12/06/04
                                                                                                       ------------------
                                                                                                                  161,885
               MISSISSIPPI -- 0.1%
       1,800   Jackson County, PCR, Chevron USA, Inc. Project,                                                      1,800
               Rev., FRDO, 1.68%, 12/01/04
         900   Jackson County, PCR, Chevron USA, Inc. Project,                                                        900
               Rev., FRDO, 1.68%, 12/01/04
       8,380   Mississippi Development Bank Special Obligation,                                                     8,380
               FLOATS, Ser. PT-1494, Rev., FRDO, FSA, 1.40%,
               12/04/04
       4,330   Mississippi State, Ser. RR-II-R-1043, GO, FRDO,                                                      4,330
               FGIC, 1.72%, 12/02/04
                                                                                                       ------------------
                                                                                                                   15,410
               MISSOURI -- 0.8%
      14,310   Bi-State Development Agency, Metropolitan District,                                                 14,310
               Floating Rate Receipts, Ser. SG-175, Rev., FRDO,
               FSA, 1.71%, 12/03/04
      11,220   Bi-State Development Agency, Metropolitan District,                                                 11,220
               FLOATS, Ser. PT-1593, Rev., FRDO, FSA, 1.71%,
               12/07/04
       5,300   Bi-State Development Agency, Metropolitan District,                                                  5,300
               Metrolink Cross County Project, Ser. A, Rev.,
               FRDO, FSA, 1.66%, 12/06/04
       6,645   Independence IDA, Multi-Family Housing, FLOATS,                                                      6,645
               Ser. PT-314, FRDO, 1.71%, 12/04/04
       2,900   Kansas City IDA, IDR, Livers Bronze Co. Project,                                                     2,900
               Rev., FRDO, 1.76%, 12/04/04
       3,000   Missouri Higher Education Loan Authority, Student                                                    3,000
               Loan, Ser. B, Rev., FRDO, 1.70%, 12/01/04
       1,600   Missouri Higher Education Loan Authority, Student                                                    1,600
               Loan, Ser. B, Rev., FRDO, MBIA, 1.73%, 12/06/04
       2,010   Missouri Housing Development Commission,                                                             2,010
               FLOATS, Ser. PT-1286, Rev., FRDO, 1.76%,
               12/04/04
       2,805   Missouri Housing Development Commission,                                                             2,805
               Mortgage, FLOATS, Ser. PT-495, Rev., FRDO,
               1.76%, 12/02/04
       8,300   Missouri Housing Development Commission, Single                                                      8,300
               Family Mortgage, FLOATS, Ser. L-5J, Regulation D,
               Rev., FRDO, 1.80%, 12/06/04
      17,600   Missouri State Health & Educational Facilities                                                      17,600
               Authority, Assemblies of God College, Rev., FRDO,
               1.69%, 12/03/04
       2,500   Missouri State Health & Educational Facilities                                                       2,500
               Authority, EAGLE, Ser. 2002-6026, Class A, Rev.,
               FRDO, 1.72%, 12/03/04
         840   Missouri State Housing Development Commission,                                                         840
               FLOATS, Ser. PT-223, Rev., FRDO, 1.76%,
               12/06/04
      11,125   O'Fallon, Missouri, COP, FLOATS, Ser. PT-1396,                                                      11,125
               FRDO, MBIA, 1.71%, 12/01/04
      40,000   University of Missouri, Curators, Floating Rate                                                     40,000
               Trust Receipts, Ser. L43, Regulation D, Rev., FRDO,
               1.75%, 01/30/05
                                                                                                       ------------------
                                                                                                                  130,155

               MONTANA -- 0.0%^
       1,780   Montana Board of Housing, FLOATS, Ser. PT-356,                                                       1,780
               1.78%, 12/03/04
               MULTIPLE STATES -- 3.8%
       5,010   ABN AMRO Munitops Certificate Trust, Ser.                                                            5,010
               2002-37, Rev., FRDO, 1.40%, 03/20/05
      10,750   ABN AMRO Munitops Certificate Trust, Ser. 2004-8,                                                   10,750
               GO, FRDO, 1.71%, 12/02/04
      42,045   ABN-AMRO Munitops Certificate Trust, Ser. 2002-1,                                                   42,045
               Rev., FRDO, 1.84%, 12/05/04
      14,000   Charter Mac Floater Certificate Trust I, Ser. NAT-4,                                                14,000
               Rev., FRDO, MBIA, 1.82%, 12/02/04
      12,800   Charter Mac Floater Certificate Trust I, Ser. NAT-1,                                                12,800
               Rev., FRDO, MBIA, 1.82%, 12/07/04
      24,000   Charter Mac Floater Certificate Trust I, Ser. NAT-2,                                                24,000
               Rev., FRDO, MBIA, 1.81%, 12/02/04
      15,000   Charter Mac Floater Certificate Trust I, Ser. NAT-3,                                                15,000
               Rev., FRDO, MBIA, 1.82%, 12/02/04
      11,500   Charter Mac Floater Certificate Trust I, Ser. NAT-5,                                                11,500
               Rev., FRDO, MBIA, 1.82%, 12/06/04
       3,539   Clipper Tax-Exempt Trust, COP, Ser. 1999-2,                                                          3,539
               FRDO, 1.87%, 12/02/04
      33,528   Clipper Tax-Exempt Trust, COP, Ser. 2002-9,                                                         33,528
               FRDO, 1.87%, 12/03/04
      20,000   Clipper Tax-Exempt Trust, COP, Ser. 2003-5,                                                         20,000
               FRDO, 1.79%, 12/02/04
      20,455   Clipper Tax-Exempt Trust, Ser. 2004-2, Rev.,                                                        20,455
               FRDO, 1.87%, 12/02/04
       6,000   Eagle Tax Exempt Trust, Ser. 2000-1003, Rev.,                                                        6,000
               FRDO, FGIC, 1.72%, 12/05/04
      36,163   Koch Floating Rate Trust, Weekly Certificates, Ser.                                                 36,163
               1, Rev., FRDO, 1.92%, 12/02/04
      19,130   MBIA Capital Corp., FLOATS, Ser. PL-10, Rev.,                                                       19,130
               Adj., MBIA, 1.77%, 12/05/04
      69,180   Municipal Securities Pool Trust, Floating Rate Trust                                                69,180
               Receipts, Ser. SG-P-16, 1.82%, 12/04/04
      86,135   Municipal Securities Pool Trust, Floating Rate Trust                                                86,135
               Receipts, Ser. SG-P-18, Rev., FRDO, 1.82%,
               12/06/04
     114,240   Municipal Securities Pool Trust, Floating Rate Trust                                               114,240
               Receipts, Ser. SG-PG-17, 1.82%, 12/07/04
       2,370   Puttable Floating Option Tax-Exempt Receipts,                                                        2,370
               FLOATS, Ser. PPT-12, 1.82%, 12/07/04
      43,470   Puttable Floating Option Tax-Exempt Receipts,                                                       43,470
               SunAmerica Trust, PUTTERS, Ser. 2001-2, Class A
               Certificates, 1.77%, 12/07/04
      10,220   SunAmerica Trust, Ser. 2, Class A Certificates,                                                     10,220
               Rev., FRDO, 1.87%, 12/06/04
                                                                                                       ------------------
                                                                                                                  599,535
               NEBRASKA -- 0.2%
      14,405   Lancaster County Hospital Authority No. 1, Bryan                                                    14,405
               Memorial Hospital Project, Rev., FRDO, MBIA,
               1.64%, 12/01/04
       3,285   NEBHELP, Inc., Multi-Modal, Ser. A-11, Rev.,                                                         3,285
               FRDO, MBIA, 1.74%, 12/06/04
       5,750   Nebraska Investment Finance Authority, Single                                                        5,750
               Family Housing, Floating Rate Trust Receipts, Ser.
               N-7, Regulation D, Rev., FRDO, 1.75%, 12/15/04
       5,735   Nebraska Investment Finance Authority, Single                                                        5,735
               Family Housing, Ser. E, Rev., FRDO, 1.75%,
               12/04/04
                                                                                                       ------------------
                                                                                                                   29,175
               NEVADA -- 0.8%
       5,910   Clark County School District, FLOATS, Ser.                                                           5,910

               PT-2406, GO, FRDO, MBIA, 1.71%, 06/15/05
      15,000   Clark County School District, FRDO, 1.72%,                                                          15,000
               12/06/04
       6,710   Clark County, Airport Improvement, Sub Lien, Ser.                                                    6,710
               A-1, Rev., FRDO, 1.64%, 12/01/04
         480   Clark County, Airport Improvement, Sub Lien, Ser.                                                      480
               A-2, Rev., FRDO, 1.70%, 12/01/04
      24,400   Clark County, Airport Revenue, Sub Lien, Ser. C,                                                    24,400
               Rev., FRDO, FGIC, 1.64%, 12/07/04
       9,500   Nevada Housing Division, Multi-Unit Housing,                                                         9,500
               Flamingo Road, Ser. A, Rev., FRDO, #, 2.00%,
               12/06/04
       7,800   Nevada Housing Division, Multi-Unit Housing, Fort                                                    7,800
               Apache, Ser. A, Rev., FRDO, 2.00%, 12/06/04
       3,390   Nevada Housing Division, Multi-Unit Housing,                                                         3,390
               Horizon, Ser. A, Rev., FRDO, 1.72%, 12/03/04
       4,350   Nevada Housing Division, Multi-Unit Housing,                                                         4,350
               Joshua Villas, Ser. E, Rev., FRDO, 1.72%,
               12/02/04
       5,455   Nevada Housing Division, Multi-Unit Housing, Judith                                                  5,455
               Villas, Ser. C, Rev., FRDO, 1.72%, 12/02/04
       6,750   Nevada Housing Division, Multi-Unit Housing, Ser.                                                    6,750
               A, Rev., FRDO, 1.72%, 12/04/04
       3,195   Nevada Housing Division, Multi-Unit Housing, Ser.                                                    3,195
               M, Rev., FRDO, 1.72%, 12/06/04
       5,385   Nevada Housing Division, Multi-Unit, Sundance                                                        5,385
               Village, Rev., FRDO, 1.72%, 12/06/04
       4,800   Nevada State, FLOATS, Ser. PT-403, GO, FRDO,                                                         4,800
               1.71%, 12/01/04
       9,000   Nevada State, FLOATS, Ser. SG-39, 1.71%,                                                             9,000
               12/01/04
       8,940   Nevada State, Ser. RR-II-R-4054, GO, FRDO, FSA,                                                      8,940
               1.72%, 12/05/04
       1,300   Reno, Nevada, St. Mary's Regional Medical Center,                                                    1,300
               Ser. B, Rev., FRDO, MBIA, 1.64%, 12/01/04
       5,800   Truckee Meadows Water Authority, Municipal                                                           5,800
               Securities Trust Receipts, Ser. SGA-137, Rev.,
               FRDO, FSA, 1.75%, 12/01/04
                                                                                                       ------------------
                                                                                                                  128,165
               NEW HAMPSHIRE -- 0.2%
       5,945   New Hampshire Health & Education Facilities                                                          5,945
               Authority, Riverbend, Rev., FRDO, 1.68%,
               12/06/04
      10,000   New Hampshire Higher Educational & Health                                                           10,000
               Facilities Authority, FLOATS, Ser. PT-866, Rev.,
               FRDO, FGIC, 1.73%, 12/05/04
       4,290   New Hampshire Higher Educational & Health                                                            4,290
               Facilities Authority, Ser. 772, Rev., FRDO, FGIC,
               1.73%, 12/07/04
       6,300   New Hampshire Higher Educational & Health                                                            6,300
               Facilities Authority, VHA New England, Inc., Ser. C,
               Rev., FRDO, AMBAC, 1.68%, 12/06/04
       7,200   New Hampshire Higher Educational & Health                                                            7,200
               Facilities Authority, VHA New England, Inc., Ser. F,
               Rev., FRDO, AMBAC, 1.68%, 12/06/04
       2,280   New Hampshire Municipal Bond Bank, Educational                                                       2,280
               Institutions, Pinkerton Academy Project, Ser. B,
               Rev., FRDO, 1.78%, 12/02/04
                                                                                                       ------------------
                                                                                                                   36,015
               NEW JERSEY -- 0.9%
       5,795   Burlington County Bridge Commissioner,                                                               5,795
               Community Pooled Loan, FLOATS, Ser. PT-1546,
               Rev., FRDO, 1.71%, 12/07/04
       7,625   Hudson County Improvement Authority, Essential                                                       7,625
               Purpose Pooled Loan, Rev., FRDO, 1.60%,

               12/03/04
      18,170   Jersey City, New Jersey, Promissory Notes, Ser.                                                     18,197
               A, GO, 1.75%, 02/25/05
       7,900   Mercer County Improvement Authority, Atlantic                                                        7,900
               Foundation & Johnson, Rev., FRDO, MBIA, 1.62%,
               12/06/04
      12,925   Municipal Securities Trust Certificates, Ser.                                                       12,925
               2001-174, Class A, GO, FRDO, 1.72%, 12/01/04
       6,000   New Jersey Economic Development Authority,                                                           6,000
               Diocese of Metuchen, Rev., FRDO, 1.66%,
               12/07/04
       4,985   New Jersey Economic Development Authority,                                                           4,985
               FLOATS, Ser. PA-828, Rev., FRDO, AMBAC, 1.69%,
               12/04/04
       2,385   New Jersey Sports & Exposition Authority, State                                                      2,385
               Contract, Ser. C, Rev., FRDO, MBIA, 1.60%,
               12/06/04
      10,170   New Jersey State Educational Facilities Authority,                                                  10,170
               Floating Rate Certificates, Ser. SG-148, Rev.,
               FRDO, 1.69%, 12/05/04
       5,480   New Jersey State Educational Facilities Authority,                                                   5,480
               FLOATS, Ser. PT-1597, 1.69%, 12/04/04
       5,270   New Jersey State Educational Facilities Authority,                                                   5,270
               FLOATS, Ser. PT-1599, 1.69%, 12/04/04
       8,100   New Jersey State Turnpike Authority, Ser. C-1,                                                       8,100
               Rev., FRDO, FSA, 1.64%, 12/03/04
      25,000   New Jersey State, Ser. A, TRAN, 3.00%, 06/24/05                                                     25,165
       8,615   New Jersey Transportation Trust Fund Authority,                                                      8,615
               FLOATS, Ser. 941-D, Rev., FRDO, FSA, 1.67%,
               12/15/04
      10,335   New Jersey Transportation Trust Fund Authority,                                                     10,335
               FLOATS, Ser. PT-1926, Rev., FRDO, MBIA, 1.71%,
               12/06/04
                                                                                                       ------------------
                                                                                                                  138,947
               NEW MEXICO -- 0.3%
      15,341   Albuquerque, New Mexico, Airport, Sub Lien, Rev.,                                                   15,341
               FRDO, AMBAC, 1.64%, 12/01/04
       3,200   Chaves County, IDR, Friona Industries LP, Ser. A,                                                    3,200
               Rev., FRDO, 1.79%, 12/03/04
       6,450   New Mexico Finance Authority, Ser. RR-II-R-2118,                                                     6,450
               Rev., FRDO, AMBAC, 1.72%, 12/02/04
       3,610   New Mexico Mortgage Finance Authority, FLOATS,                                                       3,610
               Ser. PT-1308, Rev., FRDO, 1.76%, 12/02/04
       4,400   New Mexico Mortgage Finance Authority, FLOATS,                                                       4,400
               Ser. PT-1378, Rev., FRDO, 1.76%, 12/05/04
       3,070   New Mexico Mortgage Finance Authority, FLOATS,                                                       3,070
               Ser. PT-196, FRDO, 1.76%, 12/03/04
       4,130   New Mexico Mortgage Finance Authority, FLOATS,                                                       4,130
               Ser. PT-643, Rev., FRDO, 1.76%, 12/05/04
                                                                                                       ------------------
                                                                                                                   40,201
               NEW YORK -- 11.9%
      24,795   ABN AMRO Munitops Certificate Trust, Ser.                                                           24,795
               2002-19, Rev., FRDO, MBIA-IBC, 1.68%, 12/02/04 +
       9,995   Bank of New York Municipal Certificates Trust, Ser.                                                  9,995
               4, Rev., FRDO, MBIA, #, 1.83%, 03/01/05
         900   Jay Street Development Corp., New York City Jay                                                        900
               Street Project, CTS Facilities Lease, Ser. A-4, Rev.,
               FRDO, 1.64%, 12/01/04
       9,995   Long Island Power Authority, Electric Systems,                                                       9,995
               FLOATS, Ser. PA-513-R, Rev., FRDO, FSA, 1.70%,
               12/07/04
       2,300   Long Island Power Authority, Electric Systems,                                                       2,300
               FLOATS, Ser. PA-522, Rev., FRDO, FSA, 1.70%,
               12/07/04
       4,800   Long Island Power Authority, Electric Systems,                                                       4,800

               FLOATS, Ser. PT-386, Rev., 1.69%, 12/03/04
         900   Long Island Power Authority, Electric Systems, Ser.                                                    900
               D, Rev., FRDO, FSA, 1.64%, 12/06/04
      11,500   Long Island Power Authority, Electric Systems, Ser.                                                 11,500
               G, Rev, FRDO, FSA, 1.62%, 12/06/04
         100   Long Island Power Authority, Electric Systems, Sub                                                     100
               Ser. 2-B, Ser. 2, Rev., FRDO, 1.64%, 12/01/04
      14,850   Long Island Power Authority, Electric Systems, Sub                                                  14,850
               Ser. 3-B, Rev., FRDO, 1.67%, 12/01/04
      25,000   Metropolitan Transportation Authority, 1.82%,                                                       25,000
               03/10/05
      35,000   Metropolitan Transportation Authority, 1.83%,                                                       35,000
               03/10/05
       9,710   Metropolitan Transportation Authority, Dedicated Tax                                                 9,710
               Fund, Ser. B, Rev., FRDO, FSA, 1.65%, 12/07/04
      11,995   Metropolitan Transportation Authority, Ser. B-16,                                                   11,995
               Rev., FRDO, FGIC-MBIA, 1.71%, 12/06/04
      15,500   Metropolitan Transportation Authority, Ser. D-2,                                                    15,500
               Rev., FRDO, FSA, 1.62%, 12/02/04
      22,440   Metropolitan Transportation Authority, Ser. G-2,                                                    22,440
               Rev., FRDO, AMBAC, 1.62%, 12/06/04
       1,520   Monroe County Airport Authority, FLOATS, Ser.                                                        1,520
               PA-585, Rev., FRDO, MBIA, 1.72%, 12/04/04
       7,555   Municipal Securities Trust Certificates, Ser.                                                        7,555
               2001-116, Class A, Rev., FRDO, 1.69%, 12/03/04
      11,300   Nassau County Interim Finance Authority, FLOATS,                                                    11,300
               Ser. PA-901, Rev., FRDO, AMBAC, 1.70%,
               12/03/04
      14,700   Nassau County Interim Finance Authority, Municipal                                                  14,700
               Securities Trust Receipts, Special Tax, Ser.
               SGA-108, FRDO, 1.69%, 12/07/04
      22,555   Nassau County Interim Finance Authority, Sales                                                      22,555
               Tax Secured, Ser. B, Rev., FRDO, FSA, 1.60%,
               12/02/04
      10,000   Nassau Health Care Corp., Sub Ser. 2004-C1,                                                         10,000
               Rev., FRDO, FSA, 1.62%, 12/06/04
       5,800   New York City Housing Development Corp.,                                                             5,800
               Multi-Family Housing, 90 West Street, Ser. A, Rev.,
               FRDO, 1.66%, 12/02/04
       6,270   New York City Housing Development Corp.,                                                             6,270
               Multi-Family Housing, Columbus Apartments, Ser. A,
               Rev., FRDO, 1.63%, 12/06/04
         400   New York City IDA, Civic Facilities, Municipal                                                         400
               Securities Trust Receipts, Ser. SGA-110, Rev.,
               FRDO, 1.69%, 12/02/04
       5,500   New York City IDA, Special Facilities, Korean                                                        5,500
               Airlines Co., Ser. C, Rev., FRDO, 1.66%, 12/01/04
      10,650   New York City Municipal Water Finance Authority,                                                    10,650
               Water & Sewer System, FLOATS, Ser. PA-446, Rev.,
               FRDO, FGIC, 1.69%, 12/07/04
       9,415   New York City Municipal Water Finance Authority,                                                     9,415
               Water & Sewer System, FLOATS, Ser. PA-995, Rev.,
               FRDO, MBIA, 1.69%, 12/04/04
       5,150   New York City Municipal Water Finance Authority,                                                     5,150
               Water & Sewer Systems, Fiscal Year 2003, Sub Ser.
               C-3, Rev., FRDO, 1.64%, 12/01/04
       4,995   New York City Municipal Water Finance Authority,                                                     4,995
               Water & Sewer Systems, FLOATS, Ser. PA-1045,
               Rev., FRDO, 1.71%, 12/05/04
       5,885   New York City Municipal Water Finance Authority,                                                     5,885
               Water & Sewer Systems, FLOATS, Ser. PA-1076,
               Rev., FRDO, 1.72%, 12/05/04
       9,895   New York City Municipal Water Finance Authority,                                                     9,895
               Water & Sewer Systems, FLOATS, Ser. PA-1085,
               Rev., FRDO, FGIC, 1.70%, 12/05/04
       2,000   New York City Municipal Water Finance Authority,                                                     2,000
               Water & Sewer Systems, Municipal Securities Trust

               Receipts, Ser. SGB-27, Rev., FRDO, FSA, 1.69%,
               12/02/04
      37,000   New York City Municipal Water Finance Authority,                                                    37,000
               Water & Sewer Systems, Ser. A, Rev., FRDO,
               FGIC, 1.67%, 12/01/04
         400   New York City Municipal Water Finance Authority,                                                       400
               Water & Sewer Systems, Ser. C, Rev., FRDO,
               FGIC, 1.62%, 12/01/04
      16,575   New York City Transitional Finance Authority,                                                       16,575
               Floating Rate Trust Receipts, Ser. L-11, Rev.,
               FRDO, 1.72%, 12/01/04
       8,995   New York City Transitional Finance Authority,                                                        8,995
               FLOATS, Ser. PA-1043-R, Rev., FRDO, 1.70%,
               12/03/04
      13,160   New York City Transitional Finance Authority,                                                       13,160
               FLOATS, Ser. PT-406, Rev., FRDO, 1.65%,
               12/03/04
       7,690   New York City Transitional Finance Authority,                                                        7,690
               Future Tax Secured, Ser. B, Rev., FRDO, 1.67%,
               12/01/04
      33,000   New York City Transitional Finance Authority,                                                       33,000
               Recovery, Ser. 3, Sub Ser. 3-D, Rev., FRDO,
               1.63%, 12/02/04
      47,575   New York City Transitional Finance Authority,                                                       47,575
               Recovery, Ser. 3, Sub Ser. 3-H, Rev., FRDO,
               1.65%, 12/01/04
      38,580   New York City Transitional Finance Authority, Sub                                                   38,580
               Ser. 2-A, Rev., FRDO, 1.67%, 12/01/04
      15,585   New York City Transitional Finance Authority, Sub                                                   15,585
               Ser. 2-E, Rev., FRDO, 1.63%, 12/03/04
       2,000   New York City Trust for Cultural Resources,                                                          2,000
               Municipal Securities Trust Receipts, Ser. SGA-91,
               Rev., FRDO, AMBAC, 1.72%, 12/01/04
      15,000   New York City, New York, 1.80%, 02/08/05                                                            15,000
      15,000   New York City, New York, 1.80%, 02/08/05                                                            15,000
      15,000   New York City, New York, 1.86%, 01/10/05                                                            15,000
       4,995   New York City, New York, FLOATS, Ser. PA-878,                                                        4,995
               GO, FRDO, MBIC-IBC, 1.70%, 12/01/04
      16,000   New York City, New York, Housing Development                                                        16,000
               Corp., Multi-Family Housing, Carnegie Park, Ser. A,
               Rev., FRDO, 1.63%, 12/06/04
       4,300   New York City, New York, Housing Development                                                         4,300
               Corp., Multi-Family Housing, Monterey, Ser. A, Rev.,
               FRDO, 1.63%, 12/06/04
      23,200   New York City, New York, Housing Development                                                        23,200
               Corp., Multi-Family Rental Housing, One Columbus
               Place Development, Ser. A, Rev., FRDO, 1.66%,
               12/07/04
       9,000   New York City, New York, Municipal Securities                                                        9,000
               Trust Receipts, Ser. SGA-51, FRDO, AMBAC, 1.69%,
               12/07/04
       2,805   New York City, New York, Municipal Securities                                                        2,805
               Trust Receipts, Ser. SGB-33, GO, FRDO, FSA,
               1.67%, 12/06/04
      12,865   New York City, New York, Municipal Securities                                                       12,865
               Trust Receipts, Ser. SGB-36, GO, FRDO, AMBAC,
               1.69%, 12/07/04
      13,150   New York City, New York, Municipal Water Finance                                                    13,150
               Authority, Water & Sewer Systems, Ser. G, Rev.,
               FRDO, FGIC, 1.64%, 12/01/04
         400   New York City, New York, Ser. B, Sub Ser. B-4,                                                         400
               GO, FRDO, MBIA, 1.62%, 12/01/04
       4,110   New York City, New York, Ser. B, Sub Ser. B-6,                                                       4,110
               GO, FRDO, MBIA, 1.64%, 12/01/04
       1,400   New York City, New York, Ser. H, Sub Ser. H-2,                                                       1,400
               GO, FRDO, MBIA, 1.64%, 12/01/04
       2,100   New York City, New York, Ser. H, Sub Ser. H-2,                                                       2,100

               GO, FRDO, MBIA, 1.67%, 12/01/04
       1,900   New York City, New York, Ser. H, Sub Ser. H-3,                                                       1,900
               GO, FRDO, FSA, 1.64%, 12/01/04
       1,300   New York City, New York, Ser. H, Sub Ser. H-3,                                                       1,300
               GO, FRDO, FSA, 1.64%, 12/01/04
       1,200   New York City, New York, Ser. H, Sub Ser. H-3,                                                       1,200
               GO, FRDO, FSA, 8/1/19, 1.64%, 12/01/04
       2,300   New York City, New York, Ser. H, Sub Ser. H-3,                                                       2,300
               GO, FRDO, FSA, 1.64%, 12/01/04
       1,700   New York City, New York, Ser. H, Sub Ser. H-6,                                                       1,700
               GO, FRDO, MBIA, 1.61%, 12/05/04
      31,300   New York City, New York, Sub Ser. A-2, Rev.,                                                        31,300
               FRDO, 1.61%, 12/03/04
       7,000   New York City, New York, Sub Ser. A-3, GO,                                                           7,000
               FRDO, 1.64%, 12/03/04
       8,300   New York City, New York, Sub Ser. A-4, GO,                                                           8,300
               FRDO, 1.67%, 12/01/04
       5,300   New York City, New York, Sub Ser. A-4, GO,                                                           5,300
               FRDO, 1.67%, 12/01/04
         300   New York City, New York, Sub Ser. A-5, GO,                                                             300
               FRDO, 1.62%, 12/01/04
         400   New York City, New York, Sub Ser. A-5, GO,                                                             400
               FRDO, 1.62%, 12/01/04
       8,750   New York City, New York, Sub Ser. A-6, GO,                                                           8,750
               FRDO, 1.61%, 12/03/04
      19,520   New York City, New York, Sub Ser. A-6, GO,                                                          19,520
               FRDO, FSA, 1.67%, 12/01/04
       6,800   New York City, New York, Sub Ser. C-4, GO,                                                           6,800
               FRDO, 1.61%, 12/06/04
      14,900   New York City, New York, Sub Ser. C-5, GO,                                                          14,900
               FRDO, 1.63%, 12/01/04
       1,000   New York City, New York, Sub Ser. E-3, GO,                                                           1,000
               FRDO, 1.64%, 12/01/04
      16,815   New York City, New York, Sub Ser. G-2, GO,                                                          16,815
               FRDO, 1.61%, 12/06/04
      43,230   New York City, New York, Sub Ser. H-1, GO,                                                          43,230
               FRDO, 1.67%, 12/01/04
      35,650   New York City, New York, Sub Ser. H-2, GO,                                                          35,650
               FRDO, 1.63%, 12/02/04
      70,500   New York City, New York, Sub Ser. H-3, GO,                                                          70,500
               FRDO, 1.64%, 12/02/04
       1,300   New York City, New York, Sub Ser. H-4, GO,                                                           1,300
               FRDO, 1.64%, 12/01/04
      32,200   New York City, New York, Sub Ser. H-5, GO,                                                          32,200
               FRDO, 1.64%, 12/02/04
      15,000   New York City, New York, Sub Ser. H-6, GO,                                                          15,000
               FRDO, 1.67%, 12/02/04
       7,600   New York City, New York, Sub Ser. H-7, GO,                                                           7,600
               FRDO, 1.64%, 12/01/04
      10,300   New York Local Government Assistance Corp.,                                                         10,300
               Floating Rate Receipts, Ser. SG-100, Rev., FRDO,
               MBIA-IBC, 1.69%, 12/02/04
       5,500   New York Local Government Assistance Corp.,                                                          5,500
               Floating Rate Receipts, Ser. SG-99, Rev., FRDO,
               AMBAC, 1.69%, 12/01/04
      15,700   New York Local Government Assistance Corp.,                                                         15,700
               Municipal Securities Trust Receipts, Ser. SGA-59,
               Rev., FRDO, 1.72%, 12/01/04
      22,995   New York Local Government Assistance Corp., Ser.                                                    22,995
               A, Rev., FRDO, 1.63%, 12/06/04
      20,000   New York Local Government Assistance Corp., Ser.                                                    20,000
               B, Rev., FRDO, 1.64%, 12/07/04
       6,000   New York Local Government Assistance Corp., Ser.                                                     6,000
               G, Rev., FRDO, 1.60%, 12/07/04
      30,600   New York Local Government Assistance Corp., Sub                                                     30,600
               Lien, Ser. A-6V, Rev., FRDO, FSA, 1.64%,
               12/06/04

       5,000   New York State Dorm Authority, FLOATS, Ser.                                                          5,000
               PA-409, Rev., FRDO, AMBAC, 1.69%, 12/06/04
      11,100   New York State Dorm Authority, FLOATS, Ser.                                                         11,100
               PA-419, Rev., FRDO, 1.69%, 12/06/04
       9,885   New York State Dorm Authority, FLOATS, Ser.                                                          9,885
               PT-1447, Rev., FRDO, MBIA, 1.69%, 12/07/04
       6,920   New York State Dorm Authority, FLOATS, Ser.                                                          6,920
               PT-1621, Rev., FRDO, MBIA, 1.69%, 12/07/04
       8,875   New York State Dorm Authority, FLOATS, Ser.                                                          8,875
               PT-1742, Rev., FRDO, MBIA, 1.69%, 12/07/04
       4,865   New York State Dorm Authority, New York Public                                                       4,865
               Library, Ser. A, Rev., FRDO, MBIA, 1.63%,
               12/07/04
       6,114   New York State Dorm Authority, Oxford University                                                     6,114
               Press, Inc., Rev., FRDO, 1.68%, 12/01/04
      15,470   New York State Dormitory Authority, FLOATS, Ser.                                                    15,470
               PA-1088, Rev., FRDO, AMBAC, 1.69%, 12/04/04
       7,120   New York State Dormitory Authority, FLOATS, Ser.                                                     7,120
               PA-1089, Rev., FRDO, AMBAC, 1.69%, 12/04/04
       8,005   New York State Dormitory Authority, FLOATS, Ser.                                                     8,005
               PT-2240, Rev., FRDO, FSA, 1.69%, 12/06/04
       6,445   New York State Dormitory Authority, FLOATS. Ser.                                                     6,445
               PA-773-R, Rev., FRDO, MBIA-IBC, 1.69%,
               12/01/04
      10,400   New York State Dormitory Authority, Mental Health                                                   10,400
               Services, Sub Ser. D-2C, Rev., FRDO, MBIA,
               1.60%, 12/03/04
      10,450   New York State Energy Research & Development                                                        10,450
               Authority, PCR, FLOATS, Ser. PA-450, Rev., FRDO,
               AMBAC, 1.69%, 12/04/04
      10,000   New York State Energy Research & Development                                                        10,000
               Authority, PCR, Orange & Rockland Project, Ser. A,
               Rev., FRDO, FGIC, 1.61%, 12/06/04
      11,650   New York State Environmental Facilities Corp.,                                                      11,650
               Clean Water & Drinking, FLOATS, PA-1165, Rev.,
               FRDO, 1.69%, 12/02/04
      45,015   New York State Environmental Facilities Corp.,                                                      45,015
               Clean Water & Drinking, FLOATS, Ser. 731, Rev.,
               FRDO, 1.69%, 12/05/04
       4,995   New York State Environmental Facilities Corp.,                                                       4,995
               PCR, FLOATS, Ser. PA-174, Rev., FRDO, MBIA,
               1.69%, 12/06/04
       6,600   New York State Housing Finance Agency, 10                                                            6,600
               Liberty Street, Rev., FRDO, 1.63%, 12/07/04
       9,000   New York State Housing Finance Agency, 101 West                                                      9,000
               End, Rev., FRDO, 1.66%, 12/03/04
      21,100   New York State Housing Finance Agency, 101 West                                                     21,100
               End, Rev., FRDO, 1.66%, 12/03/04
      18,000   New York State Housing Finance Agency, 345 East                                                     18,000
               94th Street Housing, Ser. A, Rev., FRDO, 1.66%,
               12/05/04
      16,000   New York State Housing Finance Agency, 360 West                                                     16,000
               43rd Street, Ser. A, Rev., FRDO, 1.68%, 12/02/04
       5,900   New York State Housing Finance Agency,                                                               5,900
               Bennington Hills Housing, Ser. A, Rev., FRDO,
               1.68%, 12/01/04
      10,300   New York State Housing Finance Agency, East 84th                                                    10,300
               Street Housing, Ser. A, Rev., FRDO, 1.65%,
               12/06/04
       5,500   New York State Housing Finance Agency, Kew                                                           5,500
               Gardens Hills, Ser. A, Rev., FRDO, 1.65%,
               12/05/04
      17,200   New York State Housing Finance Agency,                                                              17,200
               Multi-Family Housing, Ser. A, Rev., FRDO, 1.65%,
               12/01/04
       7,100   New York State Housing Finance Agency, Saville                                                       7,100
               Housing, Ser. A, Rev., FRDO, 1.67%, 12/06/04

       8,200   New York State Housing Finance Agency, Ser. A,                                                       8,200
               Rev., FRDO, 1.63%, 12/02/04
       8,100   New York State Housing Finance Agency, Ser. A,                                                       8,100
               Rev., FRDO, 1.68%, 12/01/04
      11,000   New York State Housing Finance Agency, Service                                                      11,000
               Contract,  Ser. E, Rev., FRDO, 1.63%, 12/02/04
      67,500   New York State Housing Finance Agency, Tribeca                                                      67,500
               Green Housing, Ser. A, Rev., FRDO, 1.61%,
               12/03/04
      29,000   New York State Housing Finance Agency, West                                                         29,000
               23rd Street, Ser. A, Rev., FRDO, 1.66%, 12/01/04
       6,000   New York State Housing Finance Agency, West                                                          6,000
               38th Street, Ser. A, Rev., FRDO, 1.66%, 12/02/04
       1,300   New York State Medical Care Facilities Finance                                                       1,300
               Agency, FLOATS, Ser. PA-113, Rev., FRDO, 1.69%,
               12/02/04
       9,000   New York State Medical Care Facilities Finance                                                       9,000
               Agency, FLOATS, Ser. PA-72, Rev., 1.72%,
               12/06/04
      11,415   New York State Thruway Authority, FLOATS, Ser.                                                      11,415
               PA-532, Rev., GO, FRDO, 1.69%, 12/02/04
       7,250   New York State Thruway Authority, Highway &                                                          7,250
               Bridge Trust Fund, FLOATS, Ser. PT-1425, Rev.,
               FRDO, FGIC, 1.69%, 12/07/04
       6,200   New York State Urban Development Corp., Floating                                                     6,200
               Rate Trust Receipts, Ser. SG-163, Rev., 1.69%,
               12/06/04
       5,245   New York State Urban Development Corp.,                                                              5,245
               FLOATS, Ser. PA-1108, Rev., FRDO, 1.69%,
               12/04/04
       4,200   New York State, Housing Finance Agency, Saxony                                                       4,200
               Housing, 240 E. 39th St. Housing, Rev., FRDO,
               1.66%, 12/02/04
       4,400   New York State, Local Government Assistance                                                          4,400
               Corp., Ser. F, Rev., FRDO, 1.60%, 12/07/04
      16,000   New York State, Ser. A, GO, FRDO, 1.80%,                                                            16,000
               02/07/05
      10,069   Oneida County, GO, BAN, 2.00%, 04/27/05                                                             10,075
      13,100   Oneida Indian Nation, Rev., FRDO, 1.67%,                                                            13,100
               12/02/04
      15,355   Orange County IDA, Civic Facilities, Arden Hill                                                     15,355
               Hospital Project, Rev., FRDO, FSA, 1.65%,
               12/06/04
      13,090   Port Authority of New York & New Jersey, Rev.,                                                      13,090
               FRDO, 1.75%, 12/02/04
      22,000   Roosevelt Union Free School District, BAN,                                                          22,120
               2.63%, 06/23/05
      12,080   Triborough Bridge & Tunnel Authority, FLOATS, Ser.                                                  12,080
               PA-1090, Rev., FRDO, MBIA-IBC, 1.69%, 12/01/04
         595   Triborough Bridge & Tunnel Authority, FLOATS, Ser.                                                     595
               PT-2017, Rev., FRDO, MBIA, 1.69%, 12/04/04
      44,000   Triborough Bridge & Tunnel Authority, General                                                       44,000
               Purpose, Ser. B, Rev., FRDO, 1.64%, 12/02/04
      29,600   Triborough Bridge & Tunnel Authority, General                                                       29,600
               Purpose, Ser. C, Rev., FRDO, AMBAC, 1.62%,
               12/07/04
       9,875   Triborough Bridge & Tunnel Authority, Ser. 839,                                                      9,875
               Rev., FRDO, MBIA, 1.69%, 12/04/04
       8,810   Triborough Bridge & Tunnel Authority, Special                                                        8,810
               Obligation, Ser. B, Rev., FRDO, FSA, 1.64%,
               12/06/04
      38,920   Triborough Bridge & Tunnel Authority, Special                                                       38,920
               Obligation, Ser. D, Rev., FRDO, FSA, 1.62%,
               12/05/04
       9,300   Westchester County IDA, IDR, Levister                                                                9,300
               Redevelopment Co., LLC, Ser. A, Rev., FRDO,
               1.65%, 12/07/04

                                                                                                       ------------------
                                                                                                                1,859,354
               NORTH CAROLINA -- 2.3%
       5,365   Brunswick County, Enterprise System, FLOATS,                                                         5,365
               Ser. PT-2235, Rev., FRDO, FSA, 1.71%, 12/03/04
       9,700   Charlotte, North Carolina, Airport, Ser. D, Rev.,                                                    9,700
               FRDO, MBIA, 1.64%, 12/01/04
      15,350   Charlotte, North Carolina, Airport, Ser. D, Rev.,                                                   15,350
               FRDO, MBIA, 1.64%, 12/01/04
       1,700   Durham, North Carolina, Water & Sewer Utility                                                        1,700
               Systems, Rev., FRDO, 1.73%, 12/01/04
       8,800   Fayetteville Public Works Commission, Rev.,                                                          8,800
               FRDO, FSA, 1.65%, 12/04/04
      18,750   Fayetteville Public Works Commission, Ser. A,                                                       18,750
               Rev., FRDO, FSA, 1.65%, 12/06/04
      20,190   Greensboro, North Carolina, Enterprise Systems,                                                     20,190
               Ser. B, Rev., FRDO, 1.69%, 12/01/04
       2,500   Greensboro, North Carolina, Enterprise Systems,                                                      2,500
               Ser. B, Rev., FRDO, 1.69%, 12/01/04
         400   Guilford County Industrial Facilities & PCFA, IDA,                                                     400
               Neal Manufacturing, Inc., Rev., FRDO, 1.74%,
               12/06/04
       4,900   Iredell County Public Facilities Corp., Iredell County                                               4,900
               Schools Project, Rev., FRDO, AMBAC, 1.69%,
               12/06/04
       5,000   Mecklenburg County, Ser. C, GO, FRDO, 1.69%,                                                         5,000
               12/05/04
      22,445   Municipal Securities Trust Certificates, Ser.                                                       22,445
               2001-125, Class A, GO, FRDO, #, 1.72%, 12/01/04
       9,230   North Carolina Capital Facilities Finance Agency,                                                    9,230
               Goodwill Community Foundation Project, Rev.,
               FRDO, 1.69%, 12/01/04
       8,935   North Carolina Educational Facilities Finance                                                        8,935
               Agency, Elon College, Rev., FRDO, 1.66%,
               12/01/04
       6,275   North Carolina Housing Finance Agency,                                                               6,275
               Appalachian Student Housing, Ser. A, Rev., FRDO,
               1.66%, 12/01/04
       4,975   North Carolina Housing Finance Agency, FLOATS,                                                       4,975
               Ser. 2003-L44J, Regulation D, Rev., FRDO, 1.80%,
               12/02/04
       4,585   North Carolina Housing Finance Agency, FLOATS,                                                       4,585
               Ser. PT-465, Rev. FRDO, 1.76%, 12/06/04
      14,000   North Carolina Housing Finance Agency, Home                                                         14,000
               Ownership, Ser. 16-C, Rev., FRDO, 1.70%,
               12/02/04
      20,000   North Carolina Housing Finance Agency, Home                                                         20,000
               Ownership, Ser. 1998-TR-18C, Rev., FRDO, 1.70%,
               12/02/04
       6,730   North Carolina Medical Care Commission, Baptist                                                      6,730
               Hospitals Project, Rev., FRDO, 1.66%, 12/01/04
      15,000   North Carolina Medical Care Commission, Health                                                      15,000
               Care Facilities, Union Regional Medical Center
               Project, Ser. B, Rev., FRDO, 1.69%, 12/02/04
       2,800   North Carolina Medical Care Commission, Hospital,                                                    2,800
               Lincoln Health Systems Project, Ser. A, Rev.,
               FRDO, 1.69%, 12/06/04
       2,700   North Carolina Medical Care Commission, Hospital,                                                    2,700
               Northeast Medical Center Project, Ser. B, Rev.,
               FRDO, 1.64%, 12/01/04
       6,400   North Carolina Medical Care Commission, Hospital,                                                    6,400
               Pooled Equipment Financing Project, Rev., FRDO,
               MBIA, 1.55%, 12/04/04
       2,100   North Carolina Medical Care Commission, Moses                                                        2,100
               Cone Health System, Rev., FRDO, 1.65%,
               09/01/05
      34,180   North Carolina State University at Raleigh, Ser. B,                                                 34,180

               Rev., FRDO, 1.59%, 12/07/04
       8,575   North Carolina State, FLOATS, Ser. PT-2207, GO,                                                      8,575
               FRDO, 1.71%, 12/01/04
      28,845   North Carolina State, Public Improvement, Ser. E,                                                   28,845
               GO, FRDO, 1.65%, 12/06/04
      14,130   North Carolina State, Public Improvement, Ser. F,                                                   14,130
               GO, FRDO, 1.66%, 12/06/04
       5,900   North Carolina State, Ser. D, GO, FRDO, 1.61%,                                                       5,900
               12/01/04
       7,940   Raleigh Durham Airport Authority, Rev., FRDO,                                                        7,940
               FGIC, 1.70%, 12/06/04
      15,000   Raleigh, North Carolina, Downtown Improvement                                                       15,000
               Project, COP, Ser. A, FRDO, 1.65%, 12/06/04
      18,565   Union County, Enterprise Systems, Ser. B, Rev.,                                                     18,565
               FRDO, FSA, 1.64%, 12/06/04
       8,685   University of North Carolina, Ser. C, Rev., FRDO,                                                    8,685
               1.58%, 12/02/04
       5,000   Winston-Salem, North Carolina, Water & Sewer                                                         5,000
               Systems, Ser. B, Rev., FRDO, 1.67%, 12/02/04
                                                                                                       ------------------
                                                                                                                  365,650
               NORTH DAKOTA -- 0.2%
       8,300   Grand Forks, North Dakota, Health Care Facilities,                                                   8,300
               United Hospital Obligation Group, Ser. A, Rev.,
               FRDO, 1.70%, 12/01/04
       9,205   North Dakota State Housing Finance Agency, Home                                                      9,205
               Mortgage, Ser. B, Rev., FRDO, 1.69%, 12/02/04
      10,500   North Dakota State Housing Finance Agency,                                                          10,500
               Housing Finance Program, Home Mortgage, Ser. B,
               Rev., FRDO, 1.69%, 12/02/04
                                                                                                       ------------------
                                                                                                                   28,005
               OHIO -- 1.5%
       6,370   Cincinnati City School District, Ser. RR-II-R-4049,                                                  6,370
               GO, FRDO, FSA, 1.71%, 12/07/04
      32,500   Cleveland, Ohio, Waterworks, Ser. M, Rev., FRDO,                                                    32,500
               FSA, 1.64%, 01/03/05
       3,155   Columbus, Ohio, Ser. 1, GO, FRDO, 1.64%,                                                             3,155
               12/02/04
      37,500   Cuyahoga County, 1.35%, 01/11/05                                                                    37,500
       8,000   Franklin County, Franklin County Hospital, Ser.                                                      8,000
               II-R-55, Rev., FRDO, 1.72%, 12/03/04
       7,300   Franklin County, Hospital, OhioHealth Corp., Ser.                                                    7,300
               D, Rev., FRDO, 1.66%, 12/06/04
       3,920   Greene County, Fairview Extended, Ser. B, Rev.,                                                      3,920
               FRDO, 1.65%, 12/02/04
       9,000   Hamilton County, Healthcare Facilities, Twin Towers                                                  9,000
               & Twin Lakes, Ser. A, Rev., FRDO, 1.70%,
               12/01/04
      14,000   Hamilton County, Healthcare Facilities, Twin Towers                                                 14,000
               & Twin Lakes, Ser. B, Rev., FRDO, 1.70%,
               12/01/04
      14,696   Hamilton County, Hospital Facilities, Health                                                        14,696
               Alliance, Ser. A, Rev., FRDO, MBIA, 1.60%,
               12/01/04
       4,100   Hamilton County, Hospital Facilities, Health                                                         4,100
               Alliance, Ser. E, Rev., FRDO, MBIA, 1.60%,
               12/01/04
         600   Lorain County, Hospital, FLOATS, Ser. PA-892,                                                          600
               Rev., FRDO, 1.72%, 12/06/04
       5,890   Municipal Securities Trust Certificates, Ser. 9047,                                                  5,890
               Class A, Rev., FRDO, AMBAC, 1.70%, 12/06/04
      14,000   Ohio State Air Quality Development Authority, JMG                                                   14,000
               Funding LTD Partnership, Ser. B, Rev., FRDO,
               1.78%, 12/01/04
      11,100   Ohio State Air Quality Development Authority, JMG                                                   11,100
               Funding LTD Partnership, Ser. B, Rev., FRDO,

               1.78%, 12/07/04
       8,975   Ohio State Building Authority, Floating Rate Trust                                                   8,975
               Receipts, Ser. L-41, Regulation D, Rev., FRDO,
               1.80%, 12/07/04
      10,200   Ohio State Water Development Authority,                                                             10,200
               Multi-Modal, Rev., FRDO, 1.67%, 12/05/04
       6,000   Ohio State Water Development Authority, Pollution                                                    6,000
               Control Facilities, Cleveland, Ser. A, Rev., FRDO,
               1.72%, 12/02/04
       3,750   Ohio State Water Development Authority, Pollution                                                    3,750
               Control Facilities, Toledo Ser. A, Rev., FRDO,
               1.72%, 12/02/04
      15,790   Ohio State, FLOATS, Ser. PT-2200, 1.65%,                                                            15,790
               12/05/04
         200   Ohio State, Higher Education Facilities, Case                                                          200
               Western Reserve, Ser. A, Rev., FRDO, 1.68%,
               12/01/04
       7,755   Ohio State, Ser. RR II-R-208, GO, FRDO, FSA,                                                         7,755
               1.71%, 12/06/04
       3,400   Paulding County, Solid Waste Disposal, Lafarge                                                       3,400
               Corp. Project, Rev., FRDO, 1.59%, 12/01/04
                                                                                                       ------------------
                                                                                                                  228,201
               OKLAHOMA -- 0.2%
       2,160   Oklahoma Housing Finance Agency, Single Family                                                       2,160
               Mortgage, FLOATS, Ser. PT-493, Rev., FRDO,
               1.76%, 12/02/04
       9,900   Payne County Economic Development Authority,                                                         9,900
               Student Housing, OSUF Phase III Project, Rev.,
               FRDO, AMBAC, 1.69%, 12/02/04
      10,490   Tulsa County Home Finance Authority, Multi-Family                                                   10,490
               Housing, Waterford Apartments Project, Rev.,
               FRDO, 1.68%, 12/07/04
       2,710   Tulsa County Home Finance Authority, Single                                                          2,710
               Family Mortgage, FLOATS, Ser. PT-644, Rev.,
               FRDO, 1.76%, 12/02/04
       6,500   Tulsa Industrial Authority, Justin Industries Project,                                               6,500
               Rev., FRDO, 1.68%, 12/02/04
                                                                                                       ------------------
                                                                                                                   31,760
               OREGON -- 0.7%
      25,000   Oregon Health & Science University, OHSU Medical                                                    25,000
               Group Project, Ser. A, Rev., FRDO, 1.67%,
               12/06/04
       9,430   Oregon State Department of Administrative                                                            9,430
               Services, Ser. 89, COP, FRDO, MBIA, 1.71%,
               12/06/04
       5,175   Oregon State Department of Administrative                                                            5,175
               Services, State Lottery, FLOATS, Ser. PT-1394,
               Rev., FRDO, FSA, 1.71%, 12/07/04
       8,070   Oregon State Housing & Community Services                                                            8,070
               Department, Department of Housing and
               Development, Covenant Retirement, Ser. A, Rev.,
               FRDO, 1.75%, 12/07/04
       7,500   Oregon State Housing & Community Services                                                            7,500
               Department, Single Family Mortgage Program, Ser. F,
               Rev., FRDO, 1.21%, 01/01/05
       4,625   Oregon State Housing & Community Services                                                            4,625
               Department, Single Family Mortgage Program, Ser.
               N, Rev., FRDO, 1.25%, 01/01/05
       5,000   Oregon State Housing & Community Services                                                            5,000
               Department, Single-Family Mortgage Program, Ser. L,
               Rev., FRDO, 1.72%, 12/02/04
       1,375   Oregon State, Floating Rate Trust Receipts, Ser.                                                     1,375
               A-18, Regulation D, 1.80%, 12/05/04
      24,500   Oregon State, Ser. 73-F, GO, FRDO, 1.65%,                                                           24,500
               12/01/04

      15,000   Oregon State, Ser. A, TAN, 3.00%, 06/30/05                                                          15,106
                                                                                                       ------------------
                                                                                                                  105,781
               PENNSYLVANIA -- 5.2%
       6,745   Allegheny County Hospital Development Authority,                                                     6,745
               FLOATS, Ser. PA-748, Rev., FRDO, MBIA, 1.72%,
               12/01/04
       8,705   Berks County IDA, Health Care-Lutheran Services,                                                     8,705
               Ser. A, Rev., FRDO, AMBAC, 1.68%, 12/03/04
      14,475   Bucks County IDA, Law School Admission Council,                                                     14,475
               Rev., FRDO, 1.69%, 12/06/04
       4,530   Chester County Health & Educational Facilities                                                       4,530
               Authority, Barclay Friends Project, Ser. B, Rev.,
               FRDO, 1.66%, 12/01/04
       8,300   Clarion County IDA, Energy Development, Piney                                                        8,300
               Creek Project, Rev., FRDO, 1.69%, 12/06/04
      12,495   Delaware Valley Regional Financial Authority, Local                                                 12,495
               Government, FLOATS, Ser. PA-1028, Rev., FRDO,
               1.72%, 12/02/04
      26,995   Delaware Valley Regional Financial Authority, Local                                                 26,995
               Government, FLOATS, Ser. PA-1041, Rev., FRDO,
               1.72%, 12/01/04
      13,815   Delaware Valley Regional Financial Authority, Local                                                 13,815
               Government, FLOATS, Ser. PT-749, Rev., FRDO,
               1.65%, 12/07/04
       5,000   Delaware Valley Regional Financial Authority, Local                                                  5,000
               Government, Ser. A, Rev., FRDO, 1.66%, 12/01/04
       2,700   Delaware Valley Regional Financial Authority, Local                                                  2,700
               Government, Ser. A, Rev., FRDO, 1.66%, 12/01/04
       6,400   Delaware Valley Regional Financial Authority, Local                                                  6,400
               Government, Ser. A, Rev., FRDO, 1.66%, 12/02/04
         700   Delaware Valley Regional Financial Authority, Local                                                    700
               Government, Ser. B, Rev., FRDO, 1.66%, 12/04/04
      14,400   Delaware Valley Regional Financial Authority, Local                                                 14,400
               Government, Ser. D, Rev., FRDO, 1.66%, 12/04/04
       5,900   Eagle Tax Exempt Trust, Weekly Option Mode,                                                          5,900
               Class A, FRDO, #, 1.71%, 12/01/04
      11,600   Emmaus General Authority, Pennsylvania Loan                                                         11,600
               Project, Ser. A, Rev., FRDO, FSA, 1.70%, 12/02/04
      35,000   Emmaus General Authority, Rev., FRDO, FSA, (p),                                                     35,000
               1.68%, 12/04/04
       4,800   Erie County Hospital Authority, FLOATS, Ser.                                                         4,800
               PT-820, Rev., FRDO, MBIA, 1.71%, 12/07/04
       5,000   Harrisburg Authority, Water, Ser. A, Rev., FRDO,                                                     5,000
               FGIC, 1.73%, 12/02/04
      13,330   Montgomery County IDA, PCR, Exelon Corp.,                                                           13,330
               Rev., FRDO, 1.70%, 12/01/04
       9,810   Montgomery County Redevelopment Authority,                                                           9,810
               Multi-Family Housing, Brookside Manor Apartments
               Project, Ser. A, Rev., FRDO, 1.62%, 12/04/04
      10,000   Montgomery County Redevelopment Authority,                                                          10,000
               Multi-Family Housing, Kingswood Apartments Project,
               Ser. A, Rev., FRDO, 1.62%, 12/06/04
      13,330   North Penn Water Authority, Municipal Securities                                                    13,330
               Trust Receipts, Ser. SGA-30, Rev., FRDO, FGIC,
               1.69%, 12/04/04
       7,600   Pennsylvania Convention Center Authority,                                                            7,600
               FLOATS, Ser. PT-1224, Rev., FRDO, FGIC, 1.69%,
               12/01/04
      20,000   Pennsylvania Economic Development Financing                                                         20,000
               Authority, Reliant Energy Seward LLC Project, Ser. B,
               Rev., FRDO, 1.73%, 12/01/04
       4,410   Pennsylvania Energy Development Authority, B&W                                                       4,410
               Ebensburg Project, Rev., FRDO, 1.69%, 12/02/04
      69,700   Pennsylvania Higher Education Assistance Agency,                                                    69,700
               Student Loan, Ser. A, Rev., FRDO, AMBAC, 1.71%,
               12/03/04

       5,600   Pennsylvania Higher Education Assistance Agency,                                                     5,600
               Student Loan, Ser. A, Rev., FRDO, AMBAC, 1.71%,
               12/04/04
      19,800   Pennsylvania Higher Education Assistance Agency,                                                    19,800
               Student Loan, Ser. C, Rev., FRDO, AMBAC, 1.71%,
               12/04/04
       4,600   Pennsylvania Higher Educational Facilities Authority,                                                4,600
               Philadelphia University, Ser. B, Rev., FRDO, 1.65%,
               12/02/04
      25,000   Pennsylvania Housing Finance Agency, Single                                                         25,000
               Family Mortgage, Ser. 83-B, Rev., FRDO, 1.67%,
               12/03/04
       6,500   Pennsylvania Housing Finance Agency, Single                                                          6,500
               Family Mortgage, Ser. 85-B, Rev., FRDO, 1.70%,
               04/01/05
       7,000   Pennsylvania Housing Finance Agency, Single                                                          7,000
               Family Mortgage, Ser. 85-C, Rev., FRDO, 1.70%,
               04/01/05
       9,630   Pennsylvania Intergovernmental Cooperative                                                           9,630
               Authority, Floating Rate Receipts, Ser. SG-67, Rev.,
               FRDO, FGIC, 1.69%, 12/05/04
      35,100   Pennsylvania State Higher Education Assistance                                                      35,100
               Agency, Student Loan, Ser. A, Rev., FRDO, AMBAC,
               1.71%, 12/01/04
      20,000   Pennsylvania State, Higher Education Assistance                                                     20,000
               Agency, Student Loan, Ser. E, Rev., FRDO, 1.71%,
               12/02/04
      12,300   Pennsylvania Turnpike Commission, Ser. A-3, Rev.,                                                   12,300
               FRDO, 1.68%, 12/02/04
       8,100   Pennsylvania Turnpike Commission, Ser. B, Rev.,                                                      8,100
               FRDO, 1.68%, 12/07/04
      10,600   Philadelphia Authority for Industrial Development,                                                  10,600
               30th Street Station Project, Rev., FRDO, MBIA,
               1.90%, 12/04/04
      50,000   Philadelphia School District, GO, TRAN, 3.00%,                                                      50,333
               06/30/05
         340   Philadelphia, Pennsylvania, Gas Works, FLOATS,                                                         340
               Ser. PA-1144, Rev., FRDO, FSA, 1.69%, 12/03/04
     202,750   Philadelphia, Pennsylvania, GO, TRAN, 3.00%,                                                       204,359
               06/30/05
       2,995   Philadelphia, Pennsylvania, Water & Wastewater                                                       2,995
               Systems, Floating Rate Receipts, Ser. SG-158,
               Rev., FRDO, FGIC, 1.69%, 12/02/04
       6,170   Philadelphia, Pennsylvania, Water & Wastewater                                                       6,170
               Systems, Floating Rate Trust Receipts, Ser. L-16,
               Regulation D, Rev., FRDO, FGIC, 2.05%, 12/05/04
      10,905   Pittsburgh, Pennsylvania, Floating Rate Receipts,                                                   10,905
               Ser. SG-71, 1.69%, 12/05/04
         945   Sayre Health Care Facilities Authority, Capital                                                        945
               Financing Project, Ser. F, Rev., FRDO, AMBAC,
               1.68%, 12/01/04
      10,000   Sayre Health Care Facilities Authority, VHR                                                         10,000
               Pennsylvania Capital Financing Project, Ser. M,
               Rev., FRDO, AMBAC, 1.68%, 12/07/04
      10,000   Southcentral General Authority, Rev., FRDO,                                                         10,000
               AMBAC, 1.73%, 12/06/04
       7,500   University of Pittsburgh, Commonwealth System of                                                     7,500
               Higher Education, University Capital Project, Ser B.,
               Rev., FRDO, 1.66%, 12/07/04
       7,500   University of Pittsburgh, Commonwealth System of                                                     7,500
               Higher Education, University Capital Project, Ser B.,
               Rev., FRDO, 1.66%, 12/07/04
       3,700   York General Authority, Pooled Financing,                                                            3,700
               Harrisburg Parking Facilities Improvements, Sub Ser.
               96-C, Rev., FRDO, FSA, 1.68%, 12/06/04
                                                                                                       ------------------
                                                                                                                  814,717

               PUERTO RICO -- 1.9%
      20,775   Puerto Rico Commonwealth, 1.30%, 12/01/05                                                           20,775
      16,767   Puerto Rico Commonwealth, 1.45%, 01/13/05                                                           16,767
      33,371   Puerto Rico Commonwealth, 1.70%, 02/01/05                                                           33,371
      27,084   Puerto Rico Commonwealth, 1.77%, 01/21/05                                                           27,084
       9,500   Puerto Rico Commonwealth, 1.82%, 02/09/05                                                            9,500
       7,995   Puerto Rico Commonwealth, FLOATS, Ser. 838,                                                          7,995
               GO, FRDO, MBIA, 1.69%, 12/02/04
      11,440   Puerto Rico Commonwealth, FLOATS, Ser.                                                              11,440
               PA-1229, Class R, GO, FRDO, MBIA-IBC, 1.67%,
               12/02/04
       3,315   Puerto Rico Commonwealth, FLOATS, Ser. PA-625,                                                       3,315
               GO, FRDO, AMBAC, 1.67%, 12/02/04
         800   Puerto Rico Commonwealth, FLOATS, Ser. PT-1226,                                                        800
               1.67%, 12/04/04
      20,000   Puerto Rico Commonwealth, GO, FRDO, FSA, #,                                                         20,000
               1.35%, 01/01/05
      74,500   Puerto Rico Commonwealth, TRAN, 3.00%,                                                              75,104
               07/29/05
         650   Puerto Rico Commonwealth, Trust Receipts, Ser. 3,                                                      650
               Class F, GO, FRDO, MBIA, 1.65%, 12/02/04
      31,170   Puerto Rico Government Development Bank,                                                            31,170
               1.70%, 01/26/05
       4,900   Puerto Rico Government Development Bank, Rev.,                                                       4,900
               FRDO, MBIA, 1.58%, 12/01/04
      18,059   Puerto Rico Highway & Transportation Authority,                                                     18,059
               FLOATS, Ser. 815-D, Rev., FRDO, MBIA, 1.69%,
               12/07/04
         600   Puerto Rico Highway & Transportation Authority,                                                        600
               FLOATS, Ser. PA-472, Rev., FRDO, FSA, 1.67%,
               12/02/04
      14,000   Puerto Rico Highway & Transportation Authority,                                                     14,000
               FLOATS, Ser. PT-776, Rev., FRDO, FGIC, 1.13%,
               12/07/04
       1,330   Puerto Rico Highway & Transportation Authority,                                                      1,330
               Trust Receipts, Ser. B, Class F, Rev., FRDO, MBIA,
               1.65%, 12/02/04
       1,700   TICS/TOCS Trust, Commonwealth of Puerto Rico,                                                        1,700
               Ser. 2001-2, GO, FRDO, FSA, 1.70%, 12/07/04
                                                                                                       ------------------
                                                                                                                  298,560
               RHODE ISLAND -- 0.6%
       9,800   Narragansett Bay Commission, Wastewater                                                              9,800
               System, Ser. A, Rev., FRDO, MBIA, 1.66%,
               12/07/04
       5,860   Rhode Island Clean Water Finance Agency, PCR,                                                        5,860
               FLOATS, Ser. PT-1535, Rev., FRDO, 1.71%,
               12/07/04
       3,725   Rhode Island Health & Educational Building Corp.,                                                    3,725
               FLOATS, Ser. PT-2253, Rev., 1.71%, 12/05/04
       8,000   Rhode Island Health & Educational Building Corp.,                                                    8,000
               Higher Education Facilities, Brown University, Ser. B,
               Rev., FRDO, 1.65%, 12/06/04
         300   Rhode Island Health & Educational Building Corp.,                                                      300
               Hospital Financing Care New England, Ser. A, Rev.,
               FRDO, 1.68%, 12/01/04
       4,565   Rhode Island Health & Educational Building Corp.,                                                    4,565
               Moses Brown School Issue, Rev., FRDO, MBIA,
               1.68%, 12/01/04
      14,885   Rhode Island Health & Educational Building Corp.,                                                   14,885
               St. George's School, Rev., FRDO, 1.66%, 12/06/04
       3,600   Rhode Island Industrial Facilities Corp., Marine                                                     3,600
               Terminal, Exxon-Mobil Project, Rev., FRDO, 1.60%,
               12/01/04
      18,765   Rhode Island State & Providence Plantations,                                                        18,765
               Consolidated Capital Development Loan, Ser. B, GO,
               FRDO, 1.66%, 12/07/04

       9,000   Rhode Island State & Providence Plantations,                                                         9,000
               FLOATS, Ser. 720, GO, FRDO, FGIC, 1.71%,
               12/02/04
       8,395   Rhode Island State, COP, FLOATS, Ser. PT-1589,                                                       8,395
               FRDO, MBIA, 1.71%, 12/07/04
                                                                                                       ------------------
                                                                                                                   86,895
               SOUTH CAROLINA -- 1.3%
      16,335   ABN AMRO Munitops Certificate Trust, Ser.                                                           16,335
               2004-27, Rev., FRDO, FGIC, 1.71%, 12/01/04
      11,000   Charleston, South Carolina, Waterworks & Sewer,                                                     11,000
               Refinancing & Capital Improvement, Ser. A, Rev.,
               FRDO, 1.71%, 12/06/04
       3,000   Cherokee County, IDB, Oshkosh Truck Project,                                                         3,000
               Rev., FRDO, 1.79%, 12/03/04
       9,975   North Charleston, South Carolina, Tax Increment,                                                     9,975
               Noisette Community Redevelopment Project, Rev.,
               FRDO, 1.74%, 12/01/04
      30,100   Piedmont Municipal Power Agency, Electric, Ser. C,                                                  30,100
               Rev., FRDO, MBIA, 1.65%, 12/06/04
      15,400   Piedmont Municipal Power Agency, Electric, Sub                                                      15,400
               Ser. B-4, Rev, FRDO, FGIC, 1.67%, 12/01/04
      22,600   Piedmont Municipal Power Agency, Electric, Sub                                                      22,600
               Ser. B-5, Rev., FRDO, MBIA, 1.65%, 12/03/04
      19,600   Piedmont Municipal Power Agency, Electric, Sub                                                      19,600
               Ser. B-6, Rev., FRDO, MBIA, 1.63%, 12/01/04
      12,075   South Carolina Association of Governmental                                                          12,129
               Organizations, 2.75%, 04/15/05
       1,400   South Carolina Jobs & Economic Development                                                           1,400
               Authority, Concept Packaging Group Project, Rev.,
               FRDO, 1.79%, 12/03/04
       2,940   South Carolina Jobs & Economic Development                                                           2,940
               Authority, South Carolina Catholic Diocese Project,
               Rev., FRDO, 1.74%, 12/02/04
       4,600   South Carolina Jobs & Economic Development                                                           4,600
               Authority, Specialty Minerals Project, Rev., FRDO,
               1.78%, 12/06/04
       2,950   South Carolina Jobs & Economic Development                                                           2,950
               Authority, Valley Proteins, Inc. Project, Rev., FRDO,
               1.75%, 12/04/04
       5,870   South Carolina Jobs-Economic Development                                                             5,870
               Authority, Thompson Steel Co., Inc. Project, Rev.,
               FRDO, 1.74%, 12/06/04
       5,280   South Carolina State Public Service Authority,                                                       5,280
               FLOATS, Ser. PT-1525, Rev., FRDO, FSA, 1.71%,
               12/01/04
       6,000   South Carolina State, FLOATS, Ser. PT-1225,                                                          6,000
               FRDO, 1.69%, 12/04/04
       3,030   South Carolina State, FLOATS, Ser. PT-423, 1.70%,                                                    3,030
               12/07/04
      14,140   South Carolina Transportation Infrastructure Bank,                                                  14,140
               FLOATS, Ser. 892, Rev., FRDO, AMBAC, 1.71%,
               12/02/04
      22,000   Spartanburg County School District No. 1, GO,                                                       22,075
               BAN, 2.25%, 05/12/05
                                                                                                       ------------------
                                                                                                                  208,424
               SOUTH DAKOTA -- 0.2%
      10,500   South Dakota Housing Development Authority,                                                         10,500
               Home Ownership Mortgage, Ser. C-1, Rev., FRDO,
               1.65%, 12/04/04
       9,890   South Dakota Housing Development Authority,                                                          9,890
               Home Ownership Mortgage, Ser. D, Rev., FRDO,
               1.60%, 12/06/04
       5,000   South Dakota Housing Development Authority,                                                          5,000
               Home Ownership Mortgage, Ser. F, Rev., FRDO,
               1.72%, 12/04/04

       5,000   South Dakota Housing Development Authority,                                                          5,000
               Home Ownership Mortgage, Ser. G, Rev., 1.69%,
               05/01/05
       6,505   South Dakota Housing Development Authority,                                                          6,505
               Single Family Housing, FLOATS, Ser. PT-957, 1.77%,
               12/07/04
                                                                                                       ------------------
                                                                                                                   36,895
               TENNESSEE -- 2.3%
       5,000   ABN-AMRO Munitops Certificate Trust, Ser.                                                            5,000
               2002-25, GO, FRDO, MBIA, 1.71%, 12/07/04
       2,200   Blount County Public Building Authority, Local                                                       2,200
               Government Public Improvement, Ser. A-1-B, Rev.,
               FRDO, AMBAC, 1.70%, 12/01/04
       2,100   Blount County Public Building Authority, Local                                                       2,100
               Government Public Improvement, Ser. A-1-D, Rev.,
               FRDO, AMBAC, 1.70%, 12/01/04
       2,600   Blount County Public Building Authority, Local                                                       2,600
               Government Public Improvement, Ser. A-1-E, Rev.,
               FRDO, AMBAC, 1.70%, 12/01/04
       2,980   Blount County Public Building Authority, Local                                                       2,980
               Government Public Improvement, Ser. A-1-F, Rev.,
               FRDO, AMBAC, 1.70%, 12/01/04
       4,200   Blount County Public Building Authority, Local                                                       4,200
               Government Public Improvement, Ser. A-2-C, Rev.,
               FRDO, AMBAC, 1.70%, 12/01/04
       8,000   Blount County Public Building Authority, Local                                                       8,000
               Government Public Improvement, Ser. A-2-E, Rev.,
               FRDO, AMBAC, 1.70%, 12/01/04
       3,560   Blount County Public Building Authority, Local                                                       3,560
               Government Public Improvement, Ser. A-2-F, Rev.,
               FRDO, AMBAC, 1.70%, 12/01/04
       3,000   Blount County Public Building Authority, Local                                                       3,000
               Government Public Improvement, Ser. A-2-H, Rev.,
               FRDO, AMBAC, 1.70%, 12/01/04
       4,370   Blount County Public Building Authority, Local                                                       4,370
               Government Public Improvement, Ser. A-4-A, Rev.,
               FRDO, 1.69%, 12/01/04
       5,400   Blount County Public Building Authority, Local                                                       5,400
               Government Public Improvement, Ser. A-8-A, Rev.,
               FRDO, AMBAC, 1.69%, 12/07/04
       2,700   Blount County Public Building Authority, Local                                                       2,700
               Government Public Improvement, Ser. A-8-B, Rev.,
               FRDO, AMBAC, 1.69%, 12/07/04
      29,260   Bristol Health & Educational Facilities Board,                                                      29,260
               Floating Trust, Ser. 2003-L42J, Regulation D, Rev.,
               FRDO, FGIC, 1.75%, 12/06/04
      16,810   Clarksville Public Building Authority, Pooled                                                       16,810
               Financing, Tennessee Municipal Bond Fund, Rev.,
               FRDO, 1.69%, 12/06/04
       3,000   Jackson IDB, Solid Waste Disposal, Florida Steel                                                     3,000
               Corp. Project, Rev., FRDO, 1.74%, 12/01/04
      12,995   Johnson City Health & Educational Facilities Board,                                                 12,995
               FLOATS, Ser. PT-922, Rev., FRDO, 1.75%,
               12/02/04
      19,450   Knox County Health Educational & Housing                                                            19,450
               Facilities Board, Volunteer Student Housing Project,
               Rev., FRDO, 1.68%, 12/07/04
         100   Knoxville Utilities Board, Wastewater Systems,                                                         100
               Rev., FRDO, FSA, 1.68%, 12/01/04
       9,960   Memphis, Tennessee, Ser. RR-II-6033, GO, FRDO,                                                       9,960
               MBIA, 1.70%, 04/01/05
      10,000   Metropolitan Government Nashville & Davidson                                                        10,000
               County, 1.78%, 03/16/05
      15,000   Metropolitan Government Nashville & Davidson                                                        15,000
               County, 1.80%, 12/16/05
      20,000   Metropolitan Government Nashville & Davidson                                                        20,000

               County Health & Educational Facility Board,
               Ascension Health Credit, Ser. B-2, Rev., FRDO,
               1.20%, 05/01/05
      13,800   Metropolitan Government Nashville & Davidson                                                        13,800
               County Health & Educational Facility Board, Belmont
               University Project, Rev., FRDO, 1.68%, 12/01/04
       6,200   Metropolitan Government Nashville & Davidson                                                         6,200
               County Health & Educational Facility Board,
               Vanderbilt University, Ser. A,  Rev., FRDO, 1.67%,
               12/01/04
      13,000   Metropolitan Government Nashville & Davidson                                                        13,000
               County Health & Educational Facility Board,
               Vanderbilt University, Ser. B,  Rev., FRDO, 1.67%,
               12/01/04
       2,500   Metropolitan Government Nashville & Davidson                                                         2,500
               County IDB, Country Music Hall of Fame, Rev.,
               FRDO, 1.67%, 12/07/04
       3,240   Metropolitan Government Nashville & Davidson                                                         3,240
               County IDB, L&S LLC Project, Rev., FRDO, 1.78%,
               12/07/04
       2,450   Metropolitan Government Nashville & Davidson                                                         2,450
               County, Energy, FLOATS, Ser. PT-1526, Rev.,
               FRDO, AMBAC, 1.71%, 12/07/04
      14,700   Metropolitan Government Nashville & Davidson                                                        14,700
               County, Health & Educational Facility
               Board, Vanderbilt University, Ser. B, Rev., FRDO,
               1.65%, 12/02/04
       4,900   Montgomery County Public Building Authority,                                                         4,900
               Pooled Financing, Montgomery County Loan Pool,
               Rev., FRDO, 1.69%, 12/06/04
       8,745   Montgomery County Public Building Authority,                                                         8,745
               Pooled Financing, Tennessee County Loan Pool, Rev.,
               FRDO, 1.68%, 12/01/04
      33,000   Sevier County Public Building Authority, Local                                                      33,000
               Government Public Improvement, Ser. 6-A1, Rev.,
               FRDO, 1.69%, 12/01/04
      10,000   Sevier County Public Building Authority, Local                                                      10,000
               Government Public Improvement, Ser. C-1, Rev.,
               FRDO, AMBAC, 1.70%, 12/01/04
      10,000   Sevier County Public Building Authority, Local                                                      10,000
               Government Public Improvement, Ser. C-2, Rev.,
               FRDO, AMBAC, 1.70%, 12/01/04
       1,500   Sevier County Public Building Authority, Local                                                       1,500
               Government Public Improvement, Ser. II-A-1, Rev.,
               FRDO, AMBAC, 1.69%, 12/07/04
       2,500   Sevier County Public Building Authority, Local                                                       2,500
               Government Public Improvement, Ser. II-A-2, Rev.,
               FRDO, AMBAC, 1.69%, 12/07/04
       6,000   Sevier County Public Building Authority, Local                                                       6,000
               Government Public Improvement, Ser. II-C-2, Rev.,
               FRDO, AMBAC, 1.69%, 12/02/04
         950   Sevier County Public Building Authority, Local                                                         950
               Government Public Improvement, Ser. II-D-3, Rev.,
               FRDO, AMBAC, 1.69%, 12/05/04
       3,100   Sevier County Public Building Authority, Local                                                       3,100
               Government Public Improvement, Ser. III-B-3, Rev.,
               FRDO, AMBAC, 1.69%, 12/07/04
       6,800   Sevier County Public Building Authority, Local                                                       6,800
               Government Public Improvement, Ser. III-C-5, Rev.,
               FRDO, AMBAC, 1.69%, 12/07/04
       1,600   Sevier County Public Building Authority, Local                                                       1,600
               Government Public Improvement, Ser. III-D-3, Rev.,
               FRDO, AMBAC, 1.69%, 12/06/04
       2,500   Sevier County Public Building Authority, Local                                                       2,500
               Government Public Improvement, Ser. III-E-3, Rev.,
               FRDO, AMBAC, 1.69%, 12/02/04
      20,000   Shelby County Health Educational & Housing                                                          20,000

               Facilities Board, FLOATS, Ser. PA-1277, Rev.,
               FRDO, 1.72%, 03/01/05
       5,155   Shelby County Health, Educational & Housing                                                          5,155
               Facilities Board, Rhodes College, Rev., FRDO,
               1.68%, 12/06/04
         400   South Pittsburg IDB, Lodge Manufacturing Co.                                                           400
               Project, Rev., FRDO, 1.74%, 12/01/04
                                                                                                       ------------------
                                                                                                                  355,725
               TEXAS -- 12.0%
      31,495   ABN AMRO Munitops Certificate Trust, Ser. 1999-6,                                                   31,495
               FRDO, #, 1.71%, 12/07/04
      10,000   ABN AMRO Munitops Certificate Trust, Ser. 1999-9,                                                   10,000
               FRDO, #, 1.71%, 12/01/04
      13,280   ABN AMRO Munitops Certificate Trust, Ser.                                                           13,280
               2000-10, FRDO, MBIA, 1.71%, 12/01/04
      14,990   ABN AMRO Munitops Certificate Trust, Ser.                                                           14,990
               2000-11, FRDO, 1.76%, 12/01/04
      16,685   ABN AMRO Munitops Certificate Trust, Ser.                                                           16,685
               2000-13, Class C, FRDO, 1.71%, 12/01/04
       8,000   ABN AMRO Munitops Certificate Trust, Ser.                                                            8,000
               2001-26, GO, FRDO, 1.71%, 12/01/04
       5,500   ABN AMRO Munitops Certificate Trust, Ser.                                                            5,500
               2002-16, GO, FRDO, 1.71%, 12/04/04
      35,800   Aldine Independent School District, School Buildings,                                               35,800
               GO, FRDO, 1.73%, 12/15/04
       5,000   Austin, Texas, Electric Utilities System, Ser.                                                       5,000
               2003-0032, Class A, Rev., FRDO, MBIA, 1.72%,
               12/04/04
       9,100   Bexar County Housing Finance Authority,                                                              9,100
               Multi-Family Housing, Altamonte Apartment Projects,
               Rev., FRDO, 1.67%, 12/06/04
      11,375   Bexar County Housing Finance Authority,                                                             11,375
               Multi-Family Housing, Fountainhead Apartments,
               Rev., FRDO, 1.65%, 12/03/04
       2,600   Bowie County Industrial Development Corp., IDR,                                                      2,600
               Texarkana Newspapers,  Inc., Rev., FRDO, 1.68%,
               12/01/04
       6,585   Brazos River Authority, FLOATS, Ser. PT-679,                                                         6,585
               Rev., FRDO, MBIA, 1.71%, 12/07/04
       4,500   Brazos River Authority, PCR, Ser. D-1, Rev.,                                                         4,500
               FRDO, 1.75%, 12/06/04
       4,200   Brazos River Habor Navigation District, Brazoria                                                     4,200
               County Environmental, Merey Sweeny LP Project,
               Ser. A, Rev., FRDO, 1.75%, 12/01/04
      16,500   Brownsville, Texas, Utilities System, Sub Lien, Ser.                                                16,500
               A, Rev., FRDO, MBIA, 1.80%, 02/03/05
      22,500   Brownsville, Texas, Utilities Systems, 1.65%,                                                       22,500
               12/09/04
       2,495   Brownsville, Texas, Utilities Systems, Sub Lien,                                                     2,495
               Ser. B, Rev., FRDO, MBIA, 1.66%, 12/06/04
       8,000   Brownsville, Texas, Utility Systems, Sub Lien, Ser.                                                  8,000
               B, Rev., FRDO, MBIA, 1.80%, 02/03/05
       8,719   Collin County Housing Finance Corp., Multi-Family                                                    8,719
               Housing, Preston Bend Apartments Project, Rev.,
               FRDO, 1.65%, 12/02/04
      20,605   Crawford Education Facilities Corp., Higher                                                         20,605
               Education, Southwestern University Project, Ser. B,
               Rev., FRDO, 1.63%, 12/06/04
       5,000   Dallas-Fort Worth International Airport Facilities                                                   5,000
               Improvement Corp., Flight Safety Project, Rev.,
               FRDO, 1.73%, 12/03/04
       4,995   Dallas-Fort Worth International Airport Facilities                                                   4,995
               Improvement Corp., FLOATS, Ser. PT-805, Rev.,
               FRDO, FSA, 1.65%, 12/04/04
         200   Dallas-Fort Worth Regional Airport, Municipal                                                          200
               Securities Trust Receipts, Ser. SGA-49, FRDO,

               MBIA, 1.77%, 12/01/04
       5,000   Eagle Tax Exempt Trust, Weekly Option Mode,                                                          5,000
               Class A, #, 1.72%, 12/01/04
      10,475   Eagle Tax Exempt Trust, Weekly Option Mode,                                                         10,475
               Round Rock, Texas, COP, Ser. 2001-4304, Class A,
               1.72%, 12/03/04
       2,420   Eagle Tax Exempt Trust, Weekly Option Mode, Ser.                                                     2,420
               3C-7, Class A, FRDO, #, 1.72%, 12/07/04
      10,000   Garland, Texas, 1.72%, 02/15/05                                                                     10,000
       5,000   Greater East Texas Higher Education Authority, Ser.                                                  5,000
               B, Rev., FRDO, 1.72%, 12/07/04
      13,250   Greater Texas Student Loan Corp., Ser. A, Rev.,                                                     13,250
               FRDO, 1.72%, 12/04/04
      25,000   Greater Texas Student Loan Corp., Ser. A, Rev.,                                                     25,000
               FRDO, 1.72%, 12/07/04
       3,100   Gulf Coast Waste Disposal Authority,                                                                 3,100
               Environmental Facilities, BP Amoco Chemicals
               Project, Ser. B, Rev., FRDO, 1.75%, 12/01/04
      17,200   Gulf Coast Waste Disposal Authority, Exxon-Mobil                                                    17,200
               Project, Ser. A, Rev., FRDO, 1.65%, 12/01/04
       5,000   Harlandale Independent School District, Municipal                                                    5,000
               Securities Trust Receipts, Ser. SGA-100, GO, FRDO,
               1.72%, 12/03/04
       9,705   Harris County Health Facilities Development                                                          9,705
               Authority, FLOATS, Ser. PT-2350, Rev., FRDO,
               1.69%, 01/01/05
      11,395   Harris County, Ser. DB-103, GO, FRDO, 1.71%,                                                        11,395
               04/01/05
       2,905   Harris County, Ser. RR-II-R-1029, Rev., FRDO,                                                        2,905
               FSA, 1.72%, 12/03/04
       6,000   Hays Memorial Health Facilities Development                                                          6,000
               Corp., Central Texas Medical Center Project, Ser. A,
               Rev., FRDO, 1.69%, 12/04/04
      29,245   Houston Higher Education Finance Corp., Floating                                                    29,245
               Rate Receipts, Ser. SG-139, Rev., FRDO, 1.71%,
               12/01/04
       1,060   Houston Housing Finance Corp., Single Family                                                         1,060
               Mortgage, FLOATS, Ser. PT-1, Rev., FRDO, FSA,
               1.71%, 12/02/04
      55,000   Houston Independent School District, School House,                                                  54,981
               GO, FRDO, 1.62%, 12/15/04
      18,400   Houston, Texas, 1.78%, 03/10/05                                                                     18,400
       5,000   Houston, Texas, 1.85%, 01/07/05                                                                      5,000
      20,000   Houston, Texas, 1.85%, 01/07/05                                                                     20,000
      10,000   Houston, Texas, 1.90%, 03/09/05                                                                     10,000
      17,500   Houston, Texas, Airport Systems, Floating Rate                                                      17,500
               Receipts, Ser. SG-149, Rev., FRDO, FSA, 1.72%,
               12/05/04
      17,705   Houston, Texas, Floating Rate Certificates, COP,                                                    17,705
               Ser. 523, FRDO, MBIA, 1.71%, 12/02/04
       4,335   Houston, Texas, FLOATS, Ser. PT-781, GO, FRDO,                                                       4,335
               FSA, 1.71%, 12/06/04
       3,000   Houston, Texas, Rev., FRDO, 1.72%, 12/04/04                                                          3,000
       9,705   Houston, Texas, Ser. 29, GO, FRDO, MBIA, 1.71%,                                                      9,705
               12/06/04
       5,465   Houston, Texas, Water & Sewer System, Ser. 60,                                                       5,465
               Rev., FRDO, FGIC, 1.71%, 12/07/04
      11,270   Hurst-Euless-Bedford Independent School District,                                                   11,270
               Floating Rate Receipts, Ser. SG-98, GO, FRDO,
               1.71%, 12/03/04
      39,000   Katy Independent School District, CSH Building,                                                     39,000
               Ser. C, GO, FRDO, 1.70%, 12/01/04
       6,500   Keller Independent School District, Municipal                                                        6,500
               Securities Trust Receipts, Ser. SGA-111, GO, FRDO,
               1.75%, 12/01/04
      21,500   Lamar Consolidated Independent School District,                                                     21,500
               School House, GO, FRDO, 1.75%, 12/15/04

       5,810   Leander Independent School District, Ser.                                                            5,810
               RR-II-R-2143, GO, FRDO, 1.70%, 02/15/05
      19,425   Lower Colorado River Authority, FLOATS, Ser.                                                        19,425
               PA-590, Rev., FRDO, FSA, 1.71%, 12/06/04
      16,450   Lower Colorado River Authority, FLOATS, Ser.                                                        16,450
               PT-2270, Rev., FRDO, 1.71%, 12/06/04
         100   Lower Neches Valley Authority Industrial                                                               100
               Development Corp., Exempt Facilities, ExxonMobil
               Project, Ser. A, Rev., FRDO, 1.60%, 12/01/04
       2,500   Lower Neches Valley Authority Industrial                                                             2,500
               Development Corp., Exempt Facilities, ExxonMobil
               Project, Ser. A-2, Rev., FRDO, 1.60%, 12/01/04
       3,400   Lower Neches Valley Authority Industrial                                                             3,400
               Development Corp., Onyx Environmental Services,
               Rev., FRDO, 1.74%, 12/06/04
       5,455   Mansfield Independent School District, Municipal                                                     5,455
               Securities Trust Receipts, Ser. SGA-129, GO, FRDO,
               1.72%, 12/02/04
       5,290   Mission Consolidated Independent School District,                                                    5,290
               Municipal Securities Trust Receipts, Ser. SGA-105,
               GO, FRDO, 1.72%, 12/03/04
      17,050   New Caney Independent School District, Floating                                                     17,050
               Rate Certificates, Ser. SG-142, GO, FRDO, 1.71%,
               12/02/04
      25,000   North Central Texas Health Facility Development                                                     25,000
               Corp., 1.68%, 01/08/05
      24,000   North Central Texas Health Facility Development                                                     24,000
               Corp., 1.78%, 12/10/04
       7,875   North Central Texas Health Facility Development                                                      7,875
               Corp., FLOATS, Ser. PT-1411, Rev., FRDO, AMBAC,
               1.71%, 12/02/04
      20,000   North East Independent School District, Floating                                                    20,000
               Rate Certificates, Ser. SG-143, GO, FRDO, 1.71%,
               12/02/04
      10,000   North Texas Higher Education Authority, Student                                                     10,000
               Loan, Ser. A, Rev., FRDO, 1.70%, 12/07/04
      20,000   North Texas Tollway Authority, Floating Rate                                                        20,000
               Receipts, Ser. SG-168, Rev., FRDO, AMBAC,
               1.71%, 12/02/04
       3,300   Panhandle-Plains Higher Education Authority, Inc.,                                                   3,300
               Student Loan, Ser. B, Rev., FRDO, MBIA, 1.69%,
               12/06/04
      19,300   Pasadena Independent School District, Ser. A, GO,                                                   19,300
               FRDO, 1.70%, 12/02/04
      11,735   Pharr San Juan Alamo Independent School District,                                                   11,735
               Municipal Securities Trust Receipts, Ser. SGA-101,
               GO, FRDO, 1.72%, 12/03/04
      12,035   Richardson, Texas, Refinancing & Improvement,                                                       12,035
               GO, FRDO, 1.70%, 06/15/05
       7,545   San Angelo Independent School District, GO,                                                          7,545
               FRDO, 1.67%, 12/02/04
      10,680   San Antonio, Texas, Electric & Gas, FLOATS, Ser.                                                    10,680
               PT-1498, Rev., FRDO, 1.72%, 12/04/04
      11,190   San Antonio, Texas, Electric & Gas, FLOATS, Ser.                                                    11,190
               SG-101, (p), 1.71%, 12/07/04
       9,540   San Antonio, Texas, Electric & Gas, FLOATS, Ser.                                                     9,540
               SG-105, (p), 1.71%, 12/05/04
      11,000   San Antonio, Texas, Electric & Gas, Junior Lien,                                                    11,000
               Rev., FRDO, 1.73%, 12/06/04
      18,800   San Antonio, Texas, Electric & Gas, Junior Lien,                                                    18,800
               Rev., FRDO, 2.20%, 06/01/05
      10,315   San Antonio, Texas, Electric & Gas, Municipal                                                       10,315
               Securities Trust Receipts, Ser. SGA-48, Rev., FRDO,
               #, 1.72%, 12/04/04
      42,500   San Antonio, Texas, Water, 1.62%, 12/08/04                                                          42,500
       6,435   San Antonio, Texas, Water, FLOATS, Ser. SG-159,                                                      6,435
               Rev., Adj., FSA, 1.71%, 12/03/04

      10,430   San Antonio, Texas, Water, Municipal Securities                                                     10,430
               Trust Receipts, Ser. SGA-41, Rev., FRDO, MBIA,
               1.72%, 12/06/04
       5,000   San Antonio, Texas, Water, Municipal Securities                                                      5,000
               Trust Receipts, Ser. SGA-42, Rev., FRDO, MBIA,
               1.72%, 12/06/04
       9,000   Schertz-Seguin Local Government Corp., Texas                                                         9,000
               Contract, Floating Rate Certificates, Ser. SG-151,
               Rev., FRDO, FSA, 1.74%, 12/01/04
      12,180   Southeast Texas Housing Finance Corp., Single                                                       12,180
               Family Mortgage, Ser. 938, Rev., FRDO, 1.77%,
               12/02/04
       2,425   Tarrant County Housing Finance Corp., FLOATS,                                                        2,425
               Ser. PT-2044, Rev., 1.81%, 12/05/04
       8,580   Tarrant County Housing Finance Corp., Multi-Family                                                   8,580
               Housing, Remington Project, Rev., FRDO, 1.68%,
               12/06/04
       5,000   Texas Department of Housing & Community                                                              5,000
               Affairs, Multi-Family Housing, Post Oak East
               Apartments, Ser. A, Rev., FRDO, 1.72%, 12/05/04
      10,250   Texas Department of Housing & Community                                                             10,250
               Affairs, Multi-Family Housing, Reading, Rev., FRDO,
               1.72%, 12/06/04
      15,000   Texas Housing Authority, 1.85%, 12/16/04                                                            15,000
      25,000   Texas Municipal Power Agency, 1.78%, 12/03/04                                                       25,000
      30,000   Texas Municipal Power Agency, 1.79%, 12/06/04                                                       30,000
      20,000   Texas Municipal Power Agency, Floating Rate Trust                                                   20,000
               Receipts, Ser. L-36-J, Regulation D, Rev., FRDO,
               FGIC, 1.75%, 12/01/04
      14,200   Texas Public Finance Authority, 1.60%, 12/08/04                                                     14,200
      15,000   Texas Public Finance Authority, 1.64%, 12/08/04                                                     15,000
      20,700   Texas Public Finance Authority, 1.64%, 12/08/04                                                     20,700
      60,000   Texas Public Finance Authority, 1.65%, 12/08/04                                                     60,000
       1,100   Texas State Department of Housing & Community                                                        1,100
               Affairs, Multi-Family Housing, Timber Point
               Apartments, Ser. A-1, Rev., FRDO, 1.72%,
               12/06/04
          20   Texas State Turnpike Authority, Central Texas                                                           20
               Turnpike Authority, First Tier, Ser. B, Rev., FRDO,
               AMBAC, 1.64%, 12/07/04
       7,325   Texas State Turnpike Authority, Dallas North                                                         7,325
               Thruway, Floating Rate Receipts, Ser. SG-70, 1.71%,
               12/01/04
       9,970   Texas State, Floating Rate Certificates, Ser.                                                        9,970
               SG-152, GO, FRDO, 1.74%, 12/01/04
      75,000   Texas State, Floating Rate Trust Receipts, Ser.                                                     75,000
               L-60-J, Regulation D, FRDO, 1.66%, 08/31/05
     373,335   Texas State, TRAN, 3.00%, 08/31/05                                                                 377,126
       4,010   Texas State, Veteran's Housing Assistance, Ser.                                                      4,010
               A-1, GO, FRDO, 1.75%, 12/07/04
       5,545   Texas State, Veterans Housing Assistance Fund I,                                                     5,545
               GO, FRDO, 1.64%, 12/01/04
      13,000   Texas State, Veterans Housing Assistance Fund II,                                                   13,000
               Ser. A-2, GO, FRDO, 1.69%, 12/03/04
      29,335   Texas State, Veterans Housing Assistance Fund,                                                      29,335
               Ser. A, GO, FRDO, 1.69%, 12/06/04
       5,590   Trinity River Authority, Ser. RR-II-R-2006, Rev.,                                                    5,590
               FRDO, MBIA, 1.70%, 12/03/04
      25,000   University of Texas, 1.65%, 01/10/05                                                                25,000
      17,738   University of Texas, 1.85%, 01/11/05                                                                17,738
       9,055   University of Texas, FLOATS, Ser. PA-1194, Rev.,                                                     9,055
               FRDO, 1.69%, 12/05/04
       5,285   University of Texas, Ser. 2003-19, Rev., FRDO,                                                       5,285
               1.69%, 12/05/04
       6,000   West Harris County Regional Water Authority,                                                         6,000
               Municipal Securities Trust Receipts, Ser. SGA-148,
               Rev., FRDO, #, MBIA, 1.72%, 12/07/04

       3,600   West Side Calhoun County Naval District, Sewer &                                                     3,600
               Solid Waste Disposal, BP Chemicals, Inc. Project,
               Rev., FRDO, 1.75%, 12/01/04
                                                                                                       ------------------
                                                                                                                1,883,434
               UTAH -- 1.8%
      20,000   Central Utah Water Conservancy District, Ser. B,                                                    20,000
               GO, FRDO, AMBAC, 1.67%, 12/01/04
      10,000   Intermountain Power Agency, 1.60%, 12/08/04                                                         10,000
      21,750   Intermountain Power Agency, 1.62%, 12/08/04                                                         21,750
      37,900   Intermountain Power Agency, 1.64%, 12/08/04                                                         37,900
       9,995   Intermountain Power Agency, Power Supply,                                                            9,995
               FLOATS, Ser. PT-383, Rev., FRDO, MBIA, 1.35%,
               12/04/04
      22,975   Intermountain Power Agency, Power Supply, Ser.                                                      22,975
               L-42-J, Regulation D, Rev., FRDO, MBIA, 1.75%,
               12/02/04
      18,000   Murray, Utah, Murray City Hospital, IHC Health                                                      18,000
               Services, Inc., Ser. D, Rev., FRDO, 1.70%,
               12/01/04
       5,270   Salt Lake City Municipal Building Authority,                                                         5,270
               FLOATS, Ser. PT-1744, Rev., FRDO, AMBAC,
               1.71%, 12/07/04
       4,000   Salt Lake City, Utah, Rowland Hall St. Marks School                                                  4,000
               Project, Rev., FRDO, 1.68%, 12/02/04
       7,645   Salt Lake County, FLOATS, Ser. PT-420, GO,                                                           7,645
               FRDO, 1.70%, 12/03/04
      28,560   University of Utah, Floating Rate Trust Receipts,                                                   28,560
               Ser. N-15, Regulation D, Rev., FRDO, MBIA, 1.80%,
               12/02/04
      10,000   Utah County, Utah Hospital, IHC Health Services,                                                    10,000
               Inc., Ser. C, Rev., FRDO, 1.67%, 12/06/04
      12,500   Utah Housing Corp., Single Family Mortgage, Ser.                                                    12,500
               E, Class I, Rev., FRDO, 1.45%, 01/01/05
      12,575   Utah Housing Corp., Single Family Mortgage, Ser.                                                    12,575
               E-2, Class I, Rev., FRDO, 1.75%, 01/01/05
      10,000   Utah Housing Corp., Single Family Mortgage, Ser.                                                    10,000
               F, Class I, Rev., FRDO, 1.75%, 12/02/04
       7,000   Utah Housing Corp., Single-Family Mortgage, Ser.                                                     7,000
               E-1, Class I, Rev., FRDO, 1.75%, 12/01/04
       4,900   Utah Housing Finance Agency, Single Family                                                           4,900
               Mortgage, Ser. C-1, Class I, Rev., FRDO, 1.75%,
               12/07/04
       6,510   Utah Housing Finance Agency, Single Family                                                           6,510
               Mortgage, Ser. D-1, Rev., FRDO, 1.75%, 12/06/04
       4,105   Utah Housing Finance Agency, Single Family                                                           4,105
               Mortgage, Ser. E-1, Rev., FRDO, 1.75%, 12/06/04
       4,935   Utah Housing Finance Agency, Single Family                                                           4,935
               Mortgage, Ser. F-2, Class I, Rev., FRDO, 1.75%,
               12/06/04
      11,200   Utah State Board of Regents, Student Loan Weekly                                                    11,200
               Amount, Ser. Q, Rev., FRDO, AMBAC, 1.70%,
               12/01/04
      13,700   Utah State Board of Regents, Student Loan, Ser. C,                                                  13,700
               Rev., FRDO, 1.70%, 12/02/04
                                                                                                       ------------------
                                                                                                                  283,520
               VERMONT -- 0.2%
      10,800   Vermont Economic Development Authority, 1.70%,                                                      10,800
               01/05/05
       5,900   Vermont Educational & Health Buildings Financing                                                     5,900
               Agency, Hospital, VHA New England, Ser. D, Rev.,
               FRDO, AMBAC, 1.69%, 12/01/04
       8,300   Vermont Educational & Health Buildings Financing                                                     8,300
               Agency, Hospitals, VHA New England Project, Ser.
               G, Rev., FRDO, AMBAC, 1.68%, 12/06/04
       5,000   Vermont Student Assistance Corp., Student Loans,                                                     5,000

               Rev., FRDO, 1.85%, 12/27/04
                                                                                                       ------------------
                                                                                                                   30,000
               VIRGINIA -- 0.9%
       8,965   Alexandria IDA, Pooled Loan Program, Ser. A, Rev.,                                                   8,965
               FRDO, 1.69%, 12/05/04
       2,120   Alexandria Redevelopment & Housing Authority,                                                        2,120
               Residential Care Facility, Multi-Mode, First Mortgage,
               Goodwin House, Ser. B, Rev., FRDO, 1.66%,
               12/01/04
       8,000   Chesapeake Hospital Authority, Hospital Facilities,                                                  8,000
               Chesapeake General Hospital, Ser. A, Rev. FRDO,
               1.68%, 12/01/04
      25,300   Fairfax County Economic Development Authority,                                                      25,300
               Smithsonian Institution, Ser. A, Rev., FRDO, 1.60%,
               12/03/04
       8,000   James City & County IDA, Multi-Family Housing,                                                       8,000
               Chambrel Project, Rev., FRDO, 1.68%, 12/05/04
      19,750   Loudoun County IDA, Howard Hughes Medical                                                           19,750
               Center, Ser. E, Rev., FRDO, 1.62%, 12/01/04
       2,600   Richmond IDA, Educational Facilities, Church                                                         2,600
               Schools, Rev., FRDO, 1.68%, 12/01/04
      13,700   Roanoke IDA, Carilion Health Systems, Ser. C,                                                       13,700
               Rev., FRDO, 1.66%, 12/01/04
      23,590   Virginia Commonwealth Transportation Board,                                                         23,590
               Floating Rate Receipts, Ser. SG-137, Rev., FRDO,
               1.30%, 12/01/04
       5,845   Virginia Commonwealth Transportation Board,                                                          5,845
               FLOATS, Ser. 727, Rev., FRDO, 1.71%, 12/02/04
       8,885   Virginia Public School Authority, FLOATS, Ser.                                                       8,885
               PT-431, Rev., FRDO, 1.69%, 12/07/04
       4,975   Virginia Public School Authority, Ser. RR-II-R-4050,                                                 4,975
               Rev., FRDO, 1.72%, 12/05/04
       5,415   Virginia Resources Authority, Infrastructure, Ser.                                                   5,415
               RR-II-R-249, Rev., FRDO, 1.70%, 12/04/04
       9,443   Virginia State, EAGLE, Ser. 04-5001, Class A, Rev.,                                                  9,443
               FRDO, 1.79%, 12/03/04
                                                                                                       ------------------
                                                                                                                  146,588
               WASHINGTON -- 2.2%
      17,676   ABN AMRO Munitops Certificate Trust, Ser.                                                           17,676
               1998-16, FRDO, MBIA, 1.71%, 12/07/04
       5,000   ABN AMRO Munitops Certificate Trust, Ser. 2001-1,                                                    5,000
               GO, FRDO, MBIA, 1.71%, 12/05/04
       7,270   Central Washington University, FLOATS, Ser.                                                          7,270
               PT-2251, Rev., FRDO, FGIC, 1.71%, 12/06/04
       1,500   Clark County Public Utility District No. 1, Municipal                                                1,500
               Securities Trust Receipts, Ser. SGA-118, Rev.,
               FRDO, FSA, 1.75%, 12/01/04
       6,995   Energy Northwest, Electric, FLOATS, Ser. PT-734,                                                     6,995
               Rev., FRDO, MBIA, 1.71%, 12/07/04
      11,100   King County, FLOATS, Ser. PT-2170, GO, FRDO,                                                        11,100
               AMBAC, 1.71%, 12/01/04
       5,325   King County, Ser. RR-II-R-1028, GO, FRDO, FSA,                                                       5,325
               1.72%, 12/05/04
       8,720   King County, Sewer, Ser. 2003-30, Rev., FRDO,                                                        8,720
               FSA, 1.71%, 12/02/04
       6,210   Port of Seattle, FLOATS, Ser. PT-2171, Rev.,                                                         6,210
               FRDO, FGIC, 1.76%, 12/03/04
       4,430   Port of Seattle, FLOATS, Ser. PT-728, Rev., FRDO,                                                    4,430
               FGIC, 1.76%, 12/07/04
       3,555   Port of Seattle, Ser. 47, GO, FRDO, 1.76%,                                                           3,555
               12/06/04
      11,000   Port of Tacoma, 1.70%, 12/07/04                                                                     11,000
       1,090   Seattle Housing Authority, Low Income Housing                                                        1,090
               Assistance, Bayview Manor Project, Ser. B, Rev.,
               FRDO, 1.73%, 12/02/04

      19,885   Seattle, Washington, Drain & Wastewater Utilities,                                                  19,885
               Municipal Securities Trust Receipts, Ser. SG-135,
               Rev., FRDO, MBIA, 1.71%, 12/01/04
      11,890   Seattle, Washington, Municipal Light & Power,                                                       11,890
               FLOATS, Ser. PT-1421, Rev., FRDO, FSA, 1.71%,
               12/05/04
      11,450   Seattle, Washington, Municipal Light & Power, Ser.                                                  11,450
               2003-36, Rev., FRDO, FSA, 1.71%, 12/04/04
       4,000   Seattle, Washington, Municipal Securities Trust                                                      4,000
               Receipts, Ser. SGA-142, GO, FRDO, 1.72%,
               12/06/04
       5,000   Seattle, Washington, Ser. D, GO, FRDO, 1.65%,                                                        5,000
               01/15/05
       8,900   Seattle, Washington, Water Systems, Rev., FRDO,                                                      8,900
               1.56%, 12/06/04
       6,120   Skagit County Public Hospital District No. 2,                                                        6,120
               FLOATS, Ser. PT-2410, GO, FRDO, MBIA, 1.71%,
               12/01/04
       9,925   Skagit County, Public Hospital District, Ser.                                                        9,925
               ROCS-RR-II-R-2126, 1.72%, 12/02/04
      16,600   Snohomish County Public Utility District No. 1,                                                     16,600
               Generation Systems, Ser. A, Rev., FRDO, FSA,
               1.65%, 12/03/04
       8,500   Snohomish County Public Utility District No. 1,                                                      8,500
               Municipal Securities Trust Receipts, Ser. SGA-124,
               Rev., FRDO, FSA, 1.75%, 12/01/04
      11,295   Tacoma, Washington, Electric Systems, FLOATS,                                                       11,295
               Ser. PT-1404, Rev., FRDO, AMBAC, 1.71%,
               12/06/04
      10,545   Tacoma, Washington, Electric Systems, FLOATS,                                                       10,545
               Ser. PT-2244, Rev., FRDO, FGIC, 1.71%, 01/01/05
      18,125   Washington Public Power Supply System, Nuclear                                                      18,125
               Project No. 2, Ser. 31, Rev., FRDO, 1.71%,
               12/02/04
      15,330   Washington State Higher Education Facilities                                                        15,330
               Authority, Seattle Pacific University Project, Ser. A,
               Rev., FRDO, 1.70%, 12/06/04
       2,545   Washington State Housing Finance Commission,                                                         2,545
               Multi-Family Housing, Granite Falls Assisted Project,
               Ser. A, Rev., FRDO, 1.74%, 12/02/04
       1,010   Washington State Housing Finance Commission,                                                         1,010
               Non-Profit Housing, Golden Sands Project, Rev.,
               FRDO, 1.77%, 12/01/04
       2,000   Washington State Housing Finance Commission,                                                         2,000
               Nonprofit Housing, Rockwood Retirement
               Communities, Rev., FRDO, 1.73%, 12/01/04
         300   Washington State Housing Finance Commission,                                                           300
               Nonprofit Housing, Rockwood Retirement Program,
               Ser. A, Rev., FRDO, 1.73%, 12/01/04
       2,515   Washington State Housing Finance Commission,                                                         2,515
               Nonprofit Housing, YMCA Snohomish County
               Project, Rev., FRDO, 1.77%, 12/01/04
       2,860   Washington State Housing Finance Commission,                                                         2,860
               Spokane Community College Foundation, Ser. A,
               Rev., FRDO, 1.69%, 12/03/04
       6,080   Washington State Public Power Supply System                                                          6,080
               Project No. 2, Electric, Ser. 2A-2, Rev., FRDO,
               MBIA, 1.64%, 12/02/04
      13,985   Washington State Public Power Supply System,                                                        13,985
               Project No. 2, Electric, Ser. 2A-1, Rev., FRDO,
               MBIA, 1.64%, 12/01/04
      14,640   Washington State Public Power Supply System,                                                        14,640
               Project No. 3, Electric, Ser. 3A, Rev., FRDO, MBIA,
               1.65%, 12/01/04
      13,710   Washington State, Rev., FRDO, 1.72%, 12/01/04                                                       13,710
       8,055   Washington State, Ser. 2003-27, GO, FRDO,                                                            8,055
               1.71%, 12/02/04

      15,400   Washington State, Ser. VR-96-A, GO, FRDO,                                                           15,400
               1.57%, 12/01/04
      20,000   Washington State, Ser. VR-96-B, GO, FRDO, GO,                                                       20,000
               1.50%, 12/01/04
                                                                                                       ------------------
                                                                                                                  350,536
               WEST VIRGINIA -- 0.6%
       3,000   Municipal Securities Trust Certificates, Ser. 9026,                                                  3,000
               Class A, Rev., FRDO, MBIA, 1.73%, 12/06/04
       3,585   West Virginia Economic Development Authority,                                                        3,585
               IDR, Gemark Services West VA/M & M, Rev.,
               FRDO, 1.78%, 12/02/04
       5,765   West Virginia State Building Commission, FLOATS,                                                     5,765
               Ser. PA-520, 1.72%, 12/02/04
       5,700   West Virginia State Hospital Finance Authority, VHA                                                  5,700
               Mid-Atlantic, Ser. D, Rev., FRDO, AMBAC, 1.69%,
               12/07/04
       5,000   West Virginia State Hospital Finance Authority, VHA                                                  5,000
               Mid-Atlantic, Ser. E, Rev., FRDO, AMBAC, 1.69%,
               12/07/04
       9,200   West Virginia State Hospital Finance Authority, VHA                                                  9,200
               Mid-Atlantic, Ser. G, Rev., FRDO, AMBAC, 1.68%,
               12/07/04
       7,100   West Virginia State Hospital Finance Authority,                                                      7,100
               Mid-Atlantic/Capital, Ser. H, Rev., FRDO, AMBAC,
               1.68%, 12/02/04
       4,000   West Virginia State Hospital Finance Authority, VHA                                                  4,000
               Mid-Atlantic, Ser. C, Rev., FRDO, AMBAC, 1.69%,
               12/04/04
      57,000   West Virginia State Parkways Economic                                                               57,000
               Development & Tourism Authority, Rev., FRDO,
               FGIC, 1.64%, 12/01/04
                                                                                                       ------------------
                                                                                                                  100,350
               WISCONSIN -- 0.7%
       7,000   Dane County, Ser. RR-II-R-2003, GO, FRDO,                                                            7,000
               1.70%, 12/05/04
       5,815   Dane County, Ser. RR-II-R-4504, GO, FRDO,                                                            5,815
               1.72%, 12/07/04
       1,230   Eagle Tax Exempt Trust, Weekly Option Mode, Ser.                                                     1,230
               94-4904, FRDO, #, 1.76%, 12/06/04
       4,000   Wisconsin Housing & Economic Development                                                             4,000
               Authority, Home Ownership, Ser. A, Rev., FRDO,
               1.69%, 12/06/04
       8,035   Wisconsin Housing & Economic Development                                                             8,035
               Authority, Home Ownership, Ser. A, Rev., FRDO,
               1.72%, 12/01/04
       7,090   Wisconsin Housing & Economic Development                                                             7,090
               Authority, Home Ownership, Ser. C, Rev., FRDO,
               1.69%, 12/06/04
      10,655   Wisconsin Housing & Economic Development                                                            10,655
               Authority, Home Ownership, Ser. E, Rev., FRDO,
               1.72%, 12/05/04
       3,890   Wisconsin Housing & Economic Development                                                             3,890
               Authority, Ser. D, Rev., FRDO, MBIA, 1.67%,
               12/06/04
       3,470   Wisconsin Housing & Economic Development                                                             3,470
               Authority, Ser. E, Rev., FRDO, MBIA, 1.67%,
               12/06/04
       5,350   Wisconsin Housing & Economic Development                                                             5,350
               Authority, Ser. F, Rev., FRDO, MBIA, 1.67%,
               12/06/04
       4,250   Wisconsin Housing & Economic Development                                                             4,250
               Authority, Ser. G, Rev., FRDO, MBIA, 1.67%,
               12/06/04
       5,270   Wisconsin Housing & Economic Development                                                             5,270
               Authority, Ser. I, Rev., FRDO, MBIA, 1.72%,

               12/07/04
       1,500   Wisconsin Housing & Economic Development                                                             1,500
               Authority, Single-Family Housing, FLOATS, Ser.
               PT-598, Rev., FRDO, 1.77%, 12/01/04
       4,865   Wisconsin State Health & Educational Facilities                                                      4,865
               Authority, Lakeland College, Rev., FRDO, 1.68%,
               12/01/04
      10,500   Wisconsin State Health & Educational Facilities                                                     10,500
               Authority, University of Wisconsin Medical
               Foundation, Rev., FRDO, 1.64%, 12/01/04
      25,000   Wisconsin State Health & Educational Facilities                                                     25,000
               Authority, Wheaton Franciscan Services, Rev.,
               FRDO, 1.65%, 12/04/04
                                                                                                       ------------------
                                                                                                                  107,920
               WYOMING -- 1.1%
      60,000   Campbell County, IDR, Two Elk Power Generation                                                      60,000
               Station Project, Rev., FRDO, 1.40%, 12/01/05
         200   Kemmerer, Wyoming, PCR, Exxon Project, Rev.,                                                           200
               FRDO, 1.59%, 12/01/04
       1,400   Uinta County, PCR, Chevron USA, Inc. Project,                                                        1,400
               Rev., FRDO, 1.68%, 12/01/04
         800   Uinta County, PCR, Chevron USA, Inc. Project,                                                          800
               Rev., FRDO, 1.68%, 12/01/04
         900   Uinta County, PCR, Chevron USA, Inc. Project,                                                          900
               Rev., FRDO, 1.68%, 12/01/04
      12,525   Wyoming Community Development Authority,                                                            12,525
               Housing, FLOATS, Ser. PT-195, Rev., 1.62%,
               12/06/04
       7,900   Wyoming Community Development Authority,                                                             7,900
               Housing, Ser. 7, Rev., FRDO, 1.69%, 12/03/04
       5,000   Wyoming Community Development Authority,                                                             5,000
               Housing, Ser. 8, Rev., FRDO, 1.69%, 12/02/04
       3,900   Wyoming Community Development Authority, Ser.                                                        3,900
               3, Rev., FRDO, 1.69%, 12/07/04
       5,000   Wyoming Community Development Authority, Ser.                                                        5,000
               4, Rev., FRDO, 1.69%, 12/07/04
       7,245   Wyoming Community Development Authority,                                                             7,245
               Single Family Mortgage, Ser. A, Rev., FRDO, 1.64%,
               12/01/04
      36,900   Wyoming Community Development Authority,                                                            36,900
               Single Family Mortgage, Ser. A, Rev., FRDO, 1.64%,
               12/02/04
      25,000   Wyoming State, Education Fund, Rev., TRAN,                                                          25,141
               3.00%, 06/24/05
                                                                                                       ------------------
                                                                                                                  166,911

-------------------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.0%                                                             $       15,655,410
               (COST $15,655,410) *
               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                                                       59,126
-------------------------------------------------------------------------------------------------------------------------
               NET ASSETS -- 100.0%                                                                    $       15,714,536
-------------------------------------------------------------------------------------------------------------------------

               Percentages indicated are based on net assets of $15,714,536.

ABBREVIATIONS

*        -   The cost of securities is substantially the same for federal income tax purposes.
#        -   All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
^        -   Amount rounds to less than 0.1%.
(p)      -   Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
ACES     -   Auction Rate Securities.
Adj.     -   Adjustable. The interest rate shown is the rate in effect at
             November 30, 2004.
AMBAC    -   American Municipal Bond Assurance Corp.
BAN      -   Bond Anticipation Note.
COP      -   Certificates of Participation.
EAGLE    -   Earnings of accrual generated on local tax-exempt
             securities.
FGIC     -   Financial Guaranty Insurance Co.
FLOATS   -   Floating Auction Tax Exempts.
FRDO     -   Floating Rate Demand Obligation. The maturity date shown is the next interest reset.
         -   date. The interest rate shown is the rate in effect at November 30,
             2004.
FSA      -   Financial Security Assurance.
GAN      -   Grant Anticipation
             Note.
GO       -   General Obligation Bond.
IBC      -   Insured Bond Certificates.
IDA      -   Industrial Development Authority.
IDB      -   Industrial Development Board.
IDR      -   Industrial Development Revenue.
MBIA     -   Municipal Bond Insurance
             Association.
PCR      -   Pollution Control Revenue.
PUTTERS  -   Puttable Tax Exempt Receipt.
RAN      -   Revenue Anticipation Note.
Rev.     -   Revenue Bond.
Ser.     -   Series.
SUB      -   Step-up Bond. The rate shown is the rate in effect as of November
             30, 2004.
TAN      -   Tax Anticipation Note.
TAW      -   Tax Anticipation
             Warrant.
TRAN     -   Tax & Revenue Anticipation Note.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT.


          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C)JPMorgan Chase & Co., 2004.

                    JPMORGAN TREASURY PLUS MONEY MARKET FUND

                 SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                                   (Unaudited)


          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C)JPMorgan Chase & Co., 2004.

JPMORGAN TREASURY PLUS MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)

 PRINCIPAL
   AMOUNT      ISSUER                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS - 100.1%

               U.S. TREASURY SECURITIES -- 27.6%
               U.S. Treasury Bills,
$    150,000     1.87%, 01/27/05                                                                       $          149,555
     180,000     1.70%, 02/03/05                                                                                  179,455
     100,000     2.04%, 02/10/05                                                                                   99,598
     100,000     2.26%, 05/12/05                                                                                   98,985
     125,000     2.28%, 05/19/05                                                                                  123,664
     100,000     2.35%, 05/26/05                                                                                   98,851
               U.S. Treasury Notes & Bonds,
      65,000     1.50%, 02/28/05                                                                                   65,038
     100,000     1.63%, 03/31/05                                                                                  100,165
      75,000     1.63%, 04/30/05                                                                                   75,000
      73,700     1.13%, 06/30/05                                                                                   73,252
               ----------------------------------------------------------------------------------------------------------
               Total U.S. Treasury Securities                                                                   1,063,563
               (Cost $1,063,563)

               ----------------------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS -- 72.5%
     800,000   Credit Suisse First Boston, Inc., 1.96%, dated                                                     800,000
               11/30/04, due 12/01/04, proceeds $800,044, secured
               by U.S. Government Securities +

     690,130   Deutsche Bank Securities, Inc., 1.96%, dated                                                       690,130
               11/30/04, due 12/01/04, proceeds $690,168, secured
               by U.S. Government Securities

      99,185   Goldman Sachs & Co., 1.50%, dated 11/30/04, due                                                     99,185
               12/01/04, proceeds $99,189, secured by U.S.
               Government Securities

     400,000   Lehman Brothers, Inc., 1.90%, dated 11/30/04, due                                                  400,000
               12/01/04, proceeds $400,021, secured by U.S.
               Government Securities

     800,000   UBS Warburg LLC, 1.96%, dated 11/30/04, due                                                        800,000
               12/01/04, proceeds $800,044, secured by U.S.
               Government Securities
               ----------------------------------------------------------------------------------------------------------
               Total Repurchase Agreements                                                                      2,789,315
               (Cost $2,789,315)

               ----------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENTS -- 100.1%                                                             $        3,852,878
               (COST $3,852,878) *
               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                                                     (5,065)
-------------------------------------------------------------------------------------------------------------------------
               NET ASSETS -- 100.0%                                                                    $        3,847,813
-------------------------------------------------------------------------------------------------------------------------

               Percentages indicated are based on net assets of $3,847,813.

ABBREVIATIONS:

* - The cost of securities is substantially the same for ferderal income tax purposes.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT.


          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C)JPMorgan Chase & Co., 2004.

              JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

            SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                              (Unaudited)


          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C)JPMorgan Chase & Co., 2004

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)

 PRINCIPAL
   AMOUNT      ISSUER                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS - 100.0%

               U.S. GOVERNMENT AGENCY SECURITIES -- 66.5%
               Federal Farm Credit Bank,
$    300,000   1.99%, 10/14/05, FRN                                                                    $          299,896
     100,000   1.98%, 12/14/05, FRN                                                                                99,948
      50,000   1.79%, 12/21/05, FRN                                                                                49,973
      75,000   2.04%, 04/04/06, FRN                                                                                75,000
      75,000   1.98%, 04/06/06, FRN                                                                                74,985
      65,000   2.03%, 04/20/06, FRN                                                                                65,000
               Federal Home Loan Bank,
     164,000   1.30%, 04/06/05, FRN                                                                               164,000
     225,000   2.05%, 04/07/05, Ser. 435, FRN                                                                     225,016
      75,000   2.10%, 04/25/05, Ser. 438, FRN                                                                      74,995
     200,000   1.40%, 05/03/05, FRN                                                                               200,000
      41,500   2.28%, 06/15/05                                                                                     41,479
     452,400   1.73%, 09/08/05, Ser. 453, FRN                                                                     452,209
     237,675   1.75%, 09/12/05, Ser. 454, FRN                                                                     237,582
      50,000   2.00%, 09/16/05, Ser. 456, FRN                                                                      49,988
      70,000   1.81%, 09/20/05, FRN                                                                                69,977
     100,000   1.91%, 10/03/05, FRN                                                                                99,958
     100,000   1.84%, 03/28/06, FRN                                                                                99,934
      75,000   1.96%, 04/20/06, FRN                                                                                74,948
     100,000   2.11%, 05/10/06, FRN                                                                                99,921
               Federal Home Loan Mortgage Corp.,
      20,000   1.97%, 12/02/04, DN                                                                                 19,999
      50,000   1.51%, 12/07/04, Ser. 3, MTN                                                                        50,000
      48,000   1.64%, 12/21/04, DN                                                                                 47,956
      19,700   2.15%, 01/04/05, DN                                                                                 19,660
      83,786   1.85%, 02/08/05, DN                                                                                 83,488
     212,000   1.50%, 02/14/05, Ser. 1, MTN, FRN                                                                  212,000
     300,000   2.43%, 05/17/05, DN                                                                                296,619
      50,000   2.38%, 07/15/05, MTN                                                                                49,976
      65,000   2.40%, 07/15/05, MTN                                                                                64,987
      50,000   7.00%, 07/15/05                                                                                     51,381
      15,520   1.83%, 09/09/05, MTN, FRN                                                                           15,521
               Federal National Mortgage Association,
     125,000   1.85%, 12/10/04, DN                                                                                124,942
      55,000   1.85%, 12/13/04, DN                                                                                 54,966
     200,000   1.79%, 12/15/04, FRN                                                                               199,998
      69,100   1.86%, 12/15/04, DN                                                                                 69,050
     498,000   1.90%, 12/29/04, DN                                                                                497,264
     132,363   2.15%, 01/05/05, DN                                                                                132,086
       5,000   1.75%, 01/19/05, DN                                                                                  4,988
     200,000   2.18%, 01/24/05, DN                                                                                199,346
      75,000   2.02%, 01/28/05, FRN                                                                                74,998
     150,000   1.85%, 02/02/05, DN                                                                                149,514
      60,956   1.87%, 02/16/05, DN                                                                                 60,712
      72,100   2.04%, 03/23/05, DN                                                                                 71,642
      10,000   7.00%, 07/15/05                                                                                     10,276
     200,000   2.08%, 08/29/05, FRN                                                                               199,929
     250,000   1.68%, 09/06/05, FRN                                                                               249,885
     300,000   1.88%, 10/03/05, FRN                                                                               299,836
     140,000   2.08%, 12/29/05, FRN                                                                               139,911
     250,000   1.95%, 01/09/06, FRN                                                                               249,835
               ----------------------------------------------------------------------------------------------------------
               Total U.S. Government Agency Securities                                                          6,255,574
               (Cost $6,255,574)

               ----------------------------------------------------------------------------------------------------------


               REPURCHASE AGREEMENTS -- 33.5%
     400,000   Bear Stearns Securities, Inc., 2.08%, dated                                                        400,000
               11/30/04, due 12/01/04, proceeds $400,023, secured
               by U.S. Government Agency Securities +
     900,000   Credit Suisse First Boston, Inc., 2.08%, dated                                                     900,000
               11/30/04, due 12/01/04, proceeds $900,052, secured
               by U.S. Government Agency Securities

   1,855,832   UBS Warburg LLC, 2.08%, dated 11/30/04, due                                                      1,855,832
               12/01/04, proceeds $1,855,939, secured by U.S.
               Government Agency Securities
               ----------------------------------------------------------------------------------------------------------
               Total Repurchase Agreements                                                                      3,155,832
               (Cost $3,155,832)

               ----------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENTS-- 100.0%                                                              $        9,411,406
               (COST $9,411,406)*
               LIABILITIES IN EXCESS OF OTHER ASSETS  --   0.0% ^                                                    (490)
-------------------------------------------------------------------------------------------------------------------------
               NET ASSETS -- 100.0%                                                                    $        9,410,916
-------------------------------------------------------------------------------------------------------------------------

               Percentages indicated are based on net assets of $9,410,916.

ABBREVIATIONS:

* - The cost of securities is substantially the same for ferderal income tax purposes.
^    - Amount rounds to less than 0.1%.
DN   - Discount Note. The rate shown is the effective yield at the date of purchase.
FRN  - Floating Rate Note. The rate shown is the rate in effect as of August 31,
       2004.
MTN  - Medium Term Note.
Ser. - Series.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT.


          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C)JPMorgan Chase & Co., 2004.

             JPMORGAN 100% U.S. TREASURY MONEY MARKET FUND

            SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                              (UNAUDITED)

          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C) JPMorgan Chase & Co., 2004.

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)

 PRINCIPAL
   AMOUNT      ISSUER                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS - 100.1%

               U.S. TREASURY SECURITIES -- 100.1%
               U.S. Treasury Bills,
$     27,985       1.54%, 12/02/04                                                                     $           27,984
     942,519       1.76%, 12/09/04                                                                                942,149
     773,187       1.83%, 12/16/04                                                                                772,597
     178,085       1.64%, 12/23/04                                                                                177,906
     170,040       1.67%, 12/30/04                                                                                169,811
     149,386       1.65%, 01/06/05                                                                                149,139
      64,355       1.85%, 01/13/05                                                                                 64,213
     221,659       1.90%, 01/20/05                                                                                221,074
     250,000       1.87%, 01/27/05                                                                                249,259
     298,365       1.79%, 02/03/05                                                                                297,418
     304,631       1.98%, 02/10/05                                                                                303,440
     333,615       2.04%, 02/17/05                                                                                332,138
     346,176       1.74%, 02/24/05                                                                                344,751
     275,000       1.74%, 03/03/05                                                                                273,779
     325,000       1.83%, 03/10/05                                                                                323,360
     100,000       1.87%, 03/17/05                                                                                 99,449
      50,000       1.98%, 04/07/05                                                                                 49,650
      73,507       1.93%, 04/14/05                                                                                 72,979
     100,000       2.10%, 04/28/05                                                                                 99,138
     144,081       2.29%, 05/12/05                                                                                142,593
     118,176       2.32%, 05/19/05                                                                                116,889
     200,000       2.35%, 05/26/05                                                                                197,702
               U.S. Treasury Notes & Bonds,
     101,049       1.75%, 12/31/04                                                                                101,050
      79,000       1.50%, 02/28/05                                                                                 79,045
     100,000       1.63%, 03/31/05                                                                                100,165
       6,000       1.13%, 06/30/05                                                                                  5,965

-------------------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.1%                                                             $        5,713,643
               (COST $5,713,643) *
               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                                                     (6,026)
-------------------------------------------------------------------------------------------------------------------------
               NET ASSETS -- 100.0%                                                                    $        5,707,617
-------------------------------------------------------------------------------------------------------------------------

               Percentages indicated are based on net assets of $5,707,617.

ABBREVIATIONS:

*           - The cost of securities is substantially the same for federal income tax purposes.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO
FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL
REPORT.

          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C) JPMorgan Chase & Co., 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30A-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  J.P. Morgan Mutual Fund Trust
            ------------------------------------------------------------

By (Signature and Title)      /s/ Stephanie J. Dorsey
                        ------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date             January 14, 2005
    ---------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Stephanie J. Dorsey
                        ------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date             January 14, 2005
    ---------------------------------------------

By (Signature and Title)      /s/ George C.W. Gatch
                        ------------------------------------------------
                              George C.W. Gatch, President

Date             January 24, 2005
    ---------------------------------------------